AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.9%
Communication Services - 6.4%
Entertainment - 0.3%
Netflix, Inc. *
1,958 953,311
Playtika Holding Corp. *
230,248 2,007,763
2,961,074
Interactive Media & Services - 5.7%
Alphabet, Inc., Class A *
119,157 16,645,041
Alphabet, Inc., Class C *
118,248 16,664,691
Meta Platforms, Inc., Class A *
76,193 26,969,274
60,279,006
Media - 0.4%
Comcast Corp., Class A
102,742 4,505,237
Liberty Media Corp-Liberty
SiriusXM * 12,947 372,614
4,877,851
Total Communication Services 68,117,931
Consumer Discretionary - 11.0%
Automobile Components - 0.0% †
Lear Corp.
2,115 298,659
Phinia, Inc.
12,292 372,325
670,984
Automobiles - 0.9%
General Motors Co.
170,113 6,110,459
Tesla, Inc. *
12,594 3,129,357
9,239,816
Broadline Retail - 2.4%
Amazon.com, Inc. *
142,306 21,621,974
Macy's, Inc.
194,452 3,912,374
25,534,348
Diversified Consumer Services - 0.6%
H&R Block, Inc. 132,871 6,426,970
Hotels, Restaurants & Leisure - 1.2%
Aramark
30,203 848,704
Booking Holdings, Inc. *
2,089 7,410,143
Expedia Group, Inc. *
27,057 4,106,982
12,365,829
Household Durables - 2.7%
Lennar Corp., Class A
58,694 8,747,754
PulteGroup, Inc.
105,583 10,898,277
Toll Brothers, Inc.
88,635 9,110,792
28,756,823
Specialty Retail - 2.9%
AutoNation, Inc. *
55,681 8,362,172
Best Buy Co., Inc.
29,575 2,315,131
Dick's Sporting Goods, Inc.
5,679 834,529
Murphy USA, Inc.
12,078 4,306,532
Penske Automotive Group, Inc.
51,358 8,243,472
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.9% (continued)
Williams-Sonoma, Inc.
34,351 6,931,345
30,993,181
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. *
21,374 1,073,830
PVH Corp.
14,566 1,778,800
2,852,630
Total Consumer Discretionary 116,840,581
Consumer Staples - 3.1%
Beverages - 0.9%
Molson Coors Beverage Co., Class
B 156,382 9,572,142
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos., Inc., Class A
4,409 101,407
Kroger Co. (The)
147,970 6,763,709
Walmart, Inc.
56,207 8,861,034
15,726,150
Food Products - 0.2%
Bunge Global SA
2,929 295,683
Kraft Heinz Co. (The)
8,704 321,874
Seaboard Corp.
315 1,124,581
1,742,138
Tobacco - 0.5%
Altria Group, Inc. 136,459 5,504,756
Total Consumer Staples 32,545,186
Energy - 4.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A 92,509 3,161,958
Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp.
11,124 855,880
Chevron Corp.
28,034 4,181,551
Exxon Mobil Corp.
131,804 13,177,764
HF Sinclair Corp.
138,675 7,706,170
Marathon Petroleum Corp.
41,232 6,117,179
Phillips 66
5,626 749,046
Pioneer Natural Resources Co.
5,852 1,315,998
Valero Energy Corp.
61,803 8,034,390
42,137,978
Total Energy 45,299,936
Financials - 13.5%
Banks - 3.3%
Bank of America Corp.
28,617 963,534
Citigroup, Inc.
238,947 12,291,434
First Citizens BancShares, Inc.,
Class A 1,693 2,402,316
FNB Corp.
30,369 418,181
JPMorgan Chase & Co.
42,991 7,312,769
M&T Bank Corp.
2,121 290,747
New York Community Bancorp, Inc.
382,634 3,914,346
Popular, Inc.
70,053 5,749,250

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Banks - 3.3% (continued)
Wells Fargo & Co.
36,236 1,783,536
35,126,113
Capital Markets - 0.1%
State Street Corp. 18,423 1,427,046
Consumer Finance - 1.2%
Ally Financial, Inc.
8,516 297,379
Capital One Financial Corp.
20,235 2,653,213
Synchrony Financial
258,650 9,877,843
12,828,435
Financial Services - 3.7%
Berkshire Hathaway, Inc., Class B *
43,607 15,552,873
Corebridge Financial, Inc.
110,160 2,386,065
Euronet Worldwide, Inc. *
10,306 1,045,956
Global Payments, Inc.
18,702 2,375,154
MGIC Investment Corp.
282,251 5,444,622
NCR Atleos Corp. *
12,310 299,010
PayPal Holdings, Inc. *
25,520 1,567,183
Visa, Inc., Class A
1,219 317,367
Western Union Co. (The)
846,759 10,093,367
39,081,597
Insurance - 5.2%
American International Group, Inc.
105,669 7,159,075
Assurant, Inc.
6,937 1,168,815
Assured Guaranty Ltd.
21,550 1,612,586
Axis Capital Holdings Ltd.
88,153 4,881,032
CNA Financial Corp.
26,305 1,112,964
Everest Group Ltd.
30,124 10,651,244
First American Financial Corp.
7,215 464,935
MetLife, Inc.
10,090 667,252
Old Republic International Corp.
145,486 4,277,288
Reinsurance Group of America,
Inc. 36,930 5,974,535
RenaissanceRe Holdings Ltd.
17,453 3,420,788
Travelers Cos., Inc. (The)
1,930 367,646
Unum Group
297,942 13,472,937
55,231,097
Total Financials 143,694,288
Health Care - 7.3%
Biotechnology - 2.0%
AbbVie, Inc.
30,675 4,753,705
Amgen, Inc.
10,707 3,083,830
Gilead Sciences, Inc.
87,240 7,067,312
United Therapeutics Corp. *
29,190 6,418,589
Vertex Pharmaceuticals, Inc. *
764 310,864
21,634,300
Health Care Providers & Services - 4.5%
Cardinal Health, Inc.
56,264 5,671,411
Centene Corp. *
10,308 764,957
Cigna Group (The)
20,894 6,256,708
CVS Health Corp.
57,251 4,520,539
Elevance Health, Inc.
24,456 11,532,471
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.5% (continued)
Humana, Inc.
3,442 1,575,782
McKesson Corp.
9,346 4,327,011
Molina Healthcare, Inc. *
25,826 9,331,192
UnitedHealth Group, Inc.
5,781 3,043,523
Universal Health Services, Inc.,
Class B 2,188 333,539
47,357,133
Pharmaceuticals - 0.8%
Johnson & Johnson
20,007 3,135,897
Viatris, Inc.
497,786 5,391,023
8,526,920
Total Health Care 77,518,353
Industrials - 13.6%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.
6,990 1,557,302
Howmet Aerospace, Inc.
40,076 2,168,913
Huntington Ingalls Industries, Inc.
16,268 4,223,824
Lockheed Martin Corp.
1,270 575,615
Textron, Inc.
107,934 8,680,052
17,205,706
Air Freight & Logistics - 0.1%
FedEx Corp. 3,395 858,833
Building Products - 1.9%
Builders FirstSource, Inc. *
47,950 8,004,773
Owens Corning
76,630 11,358,865
Trane Technologies plc
1,767 430,971
19,794,609
Construction & Engineering - 0.5%
EMCOR Group, Inc.
19,228 4,142,288
MDU Resources Group, Inc.
37,533 743,154
4,885,442
Electrical Equipment - 0.9%
Acuity Brands, Inc.
41,785 8,558,822
Vertiv Holdings Co., Class A
10,015 481,020
9,039,842
Ground Transportation - 0.9%
Ryder System, Inc.
53,612 6,168,597
Schneider National, Inc., Class B
126,122 3,209,805
U-Haul Holding Co. *
1,585 113,803
9,492,205
Industrial Conglomerates - 1.3%
General Electric Co. 112,210 14,321,362
Machinery - 4.3%
AGCO Corp.
59,159 7,182,494
Allison Transmission Holdings, Inc.
156,584 9,105,360
Crane Co.
17,447 2,061,189
Cummins, Inc.
5,311 1,272,356
Esab Corp.
6,989 605,387
Gates Industrial Corp. plc *
153,914 2,065,526

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 4.3% (continued)
Oshkosh Corp.
52,083 5,646,318
PACCAR, Inc.
116,356 11,362,163
Snap-on, Inc.
16,004 4,622,595
Timken Co. (The)
23,364 1,872,625
45,796,013
Passenger Airlines - 0.0% †
United Airlines Holdings, Inc. * 6,996 288,655
Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 3,145,563
Concentrix Corp.
23,672 2,324,827
ManpowerGroup, Inc.
55,730 4,428,863
9,899,253
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc.,
Class A 41,875 4,240,263
United Rentals, Inc.
11,203 6,424,024
WESCO International, Inc.
11,138 1,936,675
12,600,962
Total Industrials 144,182,882
Information Technology - 31.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. 246,843 12,470,509
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc. *
106,950 13,074,637
Avnet, Inc.
89,077 4,489,481
Jabil, Inc.
68,160 8,683,584
TD SYNNEX Corp.
16,360 1,760,500
28,008,202
IT Services - 0.7%
Accenture plc, Class A
3,932 1,379,778
Cognizant Technology Solutions
Corp., Class A 9,464 714,816
DXC Technology Co. *
147,536 3,374,148
VeriSign, Inc. *
9,225 1,899,981
7,368,723
Semiconductors & Semiconductor Equipment - 7.5%
Applied Materials, Inc.
50,413 8,170,435
Broadcom, Inc.
13,365 14,918,681
Cirrus Logic, Inc. *
8,446 702,623
Intel Corp.
65,655 3,299,164
Lam Research Corp.
13,813 10,819,170
Microchip Technology, Inc.
9,095 820,187
NVIDIA Corp.
58,596 29,017,911
ON Semiconductor Corp. *
33,318 2,783,053
QUALCOMM, Inc.
19,055 2,755,925
Skyworks Solutions, Inc.
54,977 6,180,514
Texas Instruments, Inc.
2,520 429,559
79,897,222
INVESTMENTS SHARES VALUE ($)
Software - 11.1%
Adobe, Inc. *
22,171 13,227,219
AppLovin Corp., Class A *
74,936 2,986,200
Cadence Design Systems, Inc. *
32,005 8,717,202
Dropbox, Inc., Class A *
14,790 436,009
Fortinet, Inc. *
7,915 463,265
Intuit, Inc.
600 375,018
Manhattan Associates, Inc. *
4,944 1,064,542
Microsoft Corp.
200,601 75,434,000
NCR Voyix Corp. *
113,149 1,913,349
Palo Alto Networks, Inc. *
2,899 854,857
RingCentral, Inc., Class A *
39,505 1,341,195
Salesforce, Inc. *
17,509 4,607,318
Teradata Corp. *
71,518 3,111,748
Zoom Video Communications, Inc.,
Class A * 49,788 3,580,255
118,112,177
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.
355,085 68,364,515
Hewlett Packard Enterprise Co.
557,311 9,463,141
HP, Inc.
214,628 6,458,157
Pure Storage, Inc., Class A *
9,723 346,722
84,632,535
Total Information Technology 330,489,368
Materials - 2.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.
44,560 3,542,520
LyondellBasell Industries NV, Class
A 51,253 4,873,135
Mosaic Co. (The)
39,898 1,425,555
NewMarket Corp.
2,761 1,507,037
11,348,247
Construction Materials - 0.1%
Eagle Materials, Inc. 6,222 1,262,071
Containers & Packaging - 0.4%
Berry Global Group, Inc.
50,242 3,385,808
International Paper Co.
33,430 1,208,495
4,594,303
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. *
13,891 283,654
Reliance Steel & Aluminum Co.
17,715 4,954,531
United States Steel Corp.
5,123 249,234
5,487,419
Total Materials 22,692,040
Utilities - 0.4%
Electric Utilities - 0.4%
Hawaiian Electric Industries, Inc. 289,197 4,103,705
TOTAL COMMON STOCKS
(Cost $569,796,843) 985,484,270

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 6.6%
INVESTMENT COMPANIES - 6.6%
Limited Purpose Cash Investment
Fund, 5.37% (a)
(Cost $70,076,001) 70,104,042 70,076,001
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $639,872,844) 1,055,560,271
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 4,905,621
NET ASSETS - 100.0% 1,060,465,892
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 68,117,931 6.4%
Consumer Discretionary 116,840,581 11.0
Consumer Staples 32,545,186 3.1
Energy 45,299,936 4.3
Financials 143,694,288 13.5
Health Care 77,518,353 7.3
Industrials 144,182,882 13.6
Information Technology 330,489,368 31.2
Materials 22,692,040 2.1
Utilities 4,103,705 0.4
Investment Companies 70,076,001 6.6
Total Investments In Securities
At Value 1,055,560,271 99.5
Other Assets in Excess of
Liabilities ‡ 4,905,621 0.5
Net Assets
$ 1,060,465,892 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 261 3/2024 USD $ 62,901,000 $ 128,819
Net value $ 128,819

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
EchoStar Corp., Class A *
4,671 77,398
IDT Corp., Class B *
1,366 46,567
123,965
Entertainment - 0.1%
Sphere Entertainment Co. * 3,188 108,265
Interactive Media & Services - 0.7%
Cargurus, Inc., Class A *
11,002 265,808
Cars.com, Inc. *
2,019 38,300
Eventbrite, Inc., Class A *
4,571 38,214
EverQuote, Inc., Class A *
3,199 39,156
Shutterstock, Inc.
1,061 51,225
Yelp, Inc., Class A *
5,558 263,116
695,819
Media - 0.5%
AMC Networks, Inc., Class A *
3,251 61,086
Gannett Co., Inc. *
78,280 180,044
Gray Television, Inc.
22,081 197,846
Sinclair, Inc.
4,005 52,185
TEGNA, Inc.
2,041 31,228
522,389
Wireless Telecommunication Services - 0.0% †
Telephone and Data Systems, Inc. 2,107 38,663
Total Communication Services 1,489,101
Consumer Discretionary - 13.3%
Automobile Components - 1.3%
Adient plc *
2,404 87,409
American Axle & Manufacturing
Holdings, Inc. * 18,802 165,646
Dana, Inc.
7,492 109,458
Goodyear Tire & Rubber Co. (The)
* 4,509 64,569
Holley, Inc. *
15,384 74,920
Modine Manufacturing Co. *
5,213 311,216
Patrick Industries, Inc.
5,106 512,387
1,325,605
Automobiles - 0.1%
Winnebago Industries, Inc. 1,070 77,982
Diversified Consumer Services - 1.9%
2U, Inc. *
155,372 191,108
Adtalem Global Education, Inc. *
1,456 85,831
Chegg, Inc. *
19,071 216,647
Coursera, Inc. *
3,117 60,376
Duolingo, Inc., Class A *
1,707 387,233
Frontdoor, Inc. *
805 28,352
Perdoceo Education Corp.
40,792 716,308
Stride, Inc. *
3,904 231,780
WW International, Inc. *
9,362 81,917
1,999,552
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.9%
Bally's Corp. *
3,366 46,922
Bloomin' Brands, Inc.
11,605 326,681
Brinker International, Inc. *
2,169 93,657
Carrols Restaurant Group, Inc.
23,815 187,662
El Pollo Loco Holdings, Inc. *
6,054 53,396
International Game Technology plc
1,324 36,291
Monarch Casino & Resort, Inc.
906 62,650
RCI Hospitality Holdings, Inc.
2,387 158,163
965,422
Household Durables - 3.9%
Beazer Homes USA, Inc. *
16,838 568,956
Cavco Industries, Inc. *
174 60,312
Century Communities, Inc.
659 60,061
Ethan Allen Interiors, Inc.
1,406 44,880
Green Brick Partners, Inc. *
3,118 161,949
Hovnanian Enterprises, Inc., Class
A * 3,412 530,975
KB Home
7,991 499,118
Landsea Homes Corp. *
5,783 75,989
Lovesac Co. (The) *
3,873 98,955
M/I Homes, Inc. *
3,649 502,613
MDC Holdings, Inc.
4,307 237,962
Meritage Homes Corp.
1,424 248,061
Taylor Morrison Home Corp., Class
A * 14,483 772,668
Tri Pointe Homes, Inc. *
6,166 218,276
Worthington Enterprises, Inc.
778 44,774
4,125,549
Leisure Products - 0.5%
Acushnet Holdings Corp.
2,580 162,979
Johnson Outdoors, Inc., Class A
997 53,260
MasterCraft Boat Holdings, Inc. *
9,907 224,294
Vista Outdoor, Inc. *
2,472 73,097
513,630
Specialty Retail - 4.0%
1-800-Flowers.com, Inc., Class A *
5,907 63,677
Abercrombie & Fitch Co., Class A *
400 35,288
Academy Sports & Outdoors, Inc.
2,304 152,064
Asbury Automotive Group, Inc. *
2,406 541,278
Build-A-Bear Workshop, Inc.
3,682 84,649
Caleres, Inc.
5,005 153,804
CarParts.com, Inc. *
14,005 44,256
Chico's FAS, Inc. *
5,112 38,749
Designer Brands, Inc., Class A
19,326 171,035
Destination XL Group, Inc. *
18,063 79,477
Foot Locker, Inc.
3,394 105,723
Genesco, Inc. *
3,420 120,418
Group 1 Automotive, Inc.
2,771 844,435
Haverty Furniture Cos., Inc.
2,173 77,141
Hibbett, Inc.
3,437 247,533
ODP Corp. (The) *
7,955 447,867
Sally Beauty Holdings, Inc. *
6,792 90,198
Signet Jewelers Ltd.
4,375 469,262

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 4.0% (continued)
Sonic Automotive, Inc., Class A
1,192 67,002
Stitch Fix, Inc., Class A *
49,935 178,268
Upbound Group, Inc.
4,183 142,097
Urban Outfitters, Inc. *
2,394 85,442
4,239,663
Textiles, Apparel & Luxury Goods - 0.7%
Figs, Inc., Class A *
17,561 122,049
G-III Apparel Group Ltd. *
12,955 440,211
Vera Bradley, Inc. *
20,949 161,307
723,567
Total Consumer Discretionary 13,970,970
Consumer Staples - 3.5%
Beverages - 1.0%
Coca-Cola Consolidated, Inc.
913 847,629
Vita Coco Co., Inc. (The) *
8,955 229,696
1,077,325
Consumer Staples Distribution & Retail - 0.8%
Ingles Markets, Inc., Class A
7,717 666,517
SpartanNash Co.
1,939 44,500
United Natural Foods, Inc. *
5,348 86,798
797,815
Food Products - 0.8%
Cal-Maine Foods, Inc.
2,928 168,038
Fresh Del Monte Produce, Inc.
1,162 30,503
John B Sanfilippo & Son, Inc.
6,083 626,792
825,333
Personal Care Products - 0.7%
BellRing Brands, Inc. *
1,124 62,303
Edgewell Personal Care Co.
808 29,597
elf Beauty, Inc. *
3,813 550,369
Herbalife Ltd. *
4,065 62,032
Medifast, Inc.
536 36,030
740,331
Tobacco - 0.2%
Universal Corp.
2,375 159,885
Vector Group Ltd.
6,859 77,369
237,254
Total Consumer Staples 3,678,058
Energy - 7.3%
Energy Equipment & Services - 2.2%
Helmerich & Payne, Inc.
2,561 92,760
KLX Energy Services Holdings,
Inc. * 7,443 83,808
Liberty Energy, Inc., Class A
38,022 689,719
Noble Corp. plc
3,503 168,705
ProPetro Holding Corp. *
61,537 515,680
Ranger Energy Services, Inc.
22,206 227,167
RPC, Inc.
16,125 117,390
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 2.2% (continued)
Select Water Solutions, Inc., Class
A 10,120 76,811
US Silica Holdings, Inc. *
3,740 42,299
Weatherford International plc *
3,127 305,914
2,320,253
Oil, Gas & Consumable Fuels - 5.1%
Amplify Energy Corp. *
5,150 30,539
Ardmore Shipping Corp. (Ireland)
28,879 406,905
California Resources Corp.
1,663 90,933
Callon Petroleum Co. *
3,249 105,268
Centrus Energy Corp., Class A *
1,603 87,219
Chord Energy Corp.
2,175 361,550
CONSOL Energy, Inc.
4,905 493,100
Dorian LPG Ltd.
7,568 332,008
FutureFuel Corp.
21,645 131,602
Granite Ridge Resources, Inc.
4,788 28,824
Gulfport Energy Corp. *
2,596 345,787
Hallador Energy Co. *
6,837 60,439
International Seaways, Inc.
5,076 230,856
Nordic American Tankers Ltd.
12,270 51,534
Par Pacific Holdings, Inc. *
1,930 70,194
PBF Energy, Inc., Class A
16,062 706,086
Peabody Energy Corp.
13,029 316,865
REX American Resources Corp. *
1,748 82,680
Ring Energy, Inc. *
18,998 27,737
Scorpio Tankers, Inc. (Monaco)
2,747 167,018
Sitio Royalties Corp., Class A
3,114 73,210
SM Energy Co.
7,503 290,516
Teekay Corp. *
22,100 158,015
Teekay Tankers Ltd., Class A
(Canada) 11,272 563,262
Uranium Energy Corp. *
15,619 99,962
Vital Energy, Inc. *
1,048 47,674
World Kinect Corp.
1,769 40,298
5,400,081
Total Energy 7,720,334
Financials - 13.7%
Banks - 6.8%
1st Source Corp.
4,426 243,209
Amalgamated Financial Corp.
2,488 67,027
Associated Banc-Corp.
15,697 335,759
Axos Financial, Inc. *
3,329 181,763
Bancorp, Inc. (The) *
7,871 303,506
Cathay General Bancorp
9,115 406,256
Central Pacific Financial Corp.
2,127 41,859
Community Trust Bancorp, Inc.
984 43,158
CrossFirst Bankshares, Inc. *
10,893 147,927
Customers Bancorp, Inc. *
6,801 391,874
Eagle Bancorp, Inc.
7,676 231,355
First Financial Corp.
4,928 212,052
First Merchants Corp.
4,786 177,465
Fulton Financial Corp.
5,753 94,694
Great Southern Bancorp, Inc.
7,773 461,328

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Banks - 6.8% (continued)
Hancock Whitney Corp.
1,620 78,716
Hanmi Financial Corp.
5,324 103,286
Heartland Financial USA, Inc.
9,631 362,222
Hope Bancorp, Inc.
20,831 251,638
Horizon Bancorp, Inc.
3,764 53,863
Independent Bank Corp.
4,928 128,227
International Bancshares Corp.
10,172 552,543
Lakeland Bancorp, Inc.
1,943 28,737
Mercantile Bank Corp.
3,684 148,760
Metropolitan Bank Holding Corp. *
918 50,839
Midland States Bancorp, Inc.
10,124 279,017
NBT Bancorp, Inc.
4,087 171,286
Northfield Bancorp, Inc.
4,079 51,314
OceanFirst Financial Corp.
15,775 273,854
OFG Bancorp
3,824 143,323
Provident Financial Services, Inc.
13,062 235,508
Renasant Corp.
2,620 88,242
S&T Bancorp, Inc.
3,710 123,988
Sandy Spring Bancorp, Inc.
2,759 75,155
Simmons First National Corp.,
Class A 2,300 45,632
TrustCo Bank Corp.
7,027 218,188
Univest Financial Corp.
2,541 55,978
Valley National Bancorp
14,039 152,463
Veritex Holdings, Inc.
1,642 38,209
WesBanco, Inc.
1,938 60,795
WSFS Financial Corp.
725 33,299
7,144,314
Capital Markets - 0.6%
Brightsphere Investment Group,
Inc. 4,263 81,679
Diamond Hill Investment Group,
Inc. 180 29,806
Donnelley Financial Solutions,
Inc. * 4,172 260,208
StoneX Group, Inc. *
2,985 220,383
Virtus Investment Partners, Inc.
373 90,176
682,252
Consumer Finance - 0.5%
Bread Financial Holdings, Inc.
9,868 325,052
Enova International, Inc. *
2,754 152,461
Navient Corp.
2,234 41,597
PROG Holdings, Inc. *
946 29,241
548,351
Financial Services - 2.3%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 7,806 193,120
Jackson Financial, Inc., Class A
8,666 443,699
Mr Cooper Group, Inc. *
16,899 1,100,463
Pagseguro Digital Ltd., Class A
(Brazil) * 12,937 161,324
Paysafe Ltd. *
2,512 32,129
Radian Group, Inc.
1,781 50,848
INVESTMENTS SHARES VALUE ($)
Financial Services - 2.3% (continued)
StoneCo Ltd., Class A (Brazil) *
26,379 475,613
2,457,196
Insurance - 2.9%
Ambac Financial Group, Inc. *
20,900 344,432
American Equity Investment Life
Holding Co. * 928 51,782
eHealth, Inc. *
9,917 86,476
Employers Holdings, Inc.
13,872 546,557
Genworth Financial, Inc., Class A *
104,211 696,129
HCI Group, Inc.
790 69,046
James River Group Holdings Ltd.
32,853 303,562
Selective Insurance Group, Inc.
4,313 429,057
Stewart Information Services Corp.
3,042 178,718
Universal Insurance Holdings, Inc.
19,214 307,040
3,012,799
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 10,665 125,207
Arbor Realty Trust, Inc.
6,322 95,968
Blackstone Mortgage Trust, Inc.,
Class A 9,163 194,897
Chimera Investment Corp.
12,242 61,088
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 126,978
604,138
Total Financials 14,449,050
Health Care - 10.6%
Biotechnology - 5.7%
ACADIA Pharmaceuticals, Inc. *
4,832 151,290
ADMA Biologics, Inc. *
30,828 139,342
Alkermes plc *
4,981 138,173
Amicus Therapeutics, Inc. *
15,837 224,727
Arcellx, Inc. *
2,501 138,805
Arcturus Therapeutics Holdings,
Inc. * 12,206 384,855
Ardelyx, Inc. *
6,541 40,554
CareDx, Inc. *
6,304 75,648
Catalyst Pharmaceuticals, Inc. *
50,181 843,542
Cerevel Therapeutics Holdings,
Inc. * 2,765 117,236
Cytokinetics, Inc. *
3,638 303,737
Eagle Pharmaceuticals, Inc. *
68,942 360,567
Halozyme Therapeutics, Inc. *
6,000 221,760
ImmunoGen, Inc. *
8,591 254,723
Immunovant, Inc. *
1,491 62,816
Insmed, Inc. *
6,637 205,681
Kiniksa Pharmaceuticals Ltd.,
Class A * 8,824 154,773
MacroGenics, Inc. *
25,295 243,338
Madrigal Pharmaceuticals, Inc. *
595 137,671
Organogenesis Holdings, Inc.,
Class A * 106,474 435,479
PDL BioPharma, Inc. (3)*
32,677 2,663

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 5.7% (continued)
Prothena Corp. plc (Ireland) *
1,573 57,163
Veracyte, Inc. *
1,045 28,748
Vericel Corp. *
3,087 109,928
Voyager Therapeutics, Inc. *
53,272 449,616
Zymeworks, Inc. *
68,728 714,084
5,996,919
Health Care Equipment & Supplies - 1.1%
Integer Holdings Corp. *
343 33,984
Lantheus Holdings, Inc. *
1,776 110,112
LeMaitre Vascular, Inc.
1,143 64,877
OraSure Technologies, Inc. *
46,484 381,169
Semler Scientific, Inc. *
3,992 176,806
Sight Sciences, Inc. *
8,927 46,063
Tactile Systems Technology, Inc. *
11,134 159,216
Zimvie, Inc. *
8,274 146,863
Zynex, Inc. *
4,657 50,715
1,169,805
Health Care Providers & Services - 2.2%
AdaptHealth Corp., Class A *
19,830 144,561
AMN Healthcare Services, Inc. *
2,494 186,751
Community Health Systems, Inc. *
68,325 213,857
CorVel Corp. *
2,516 621,980
Cross Country Healthcare, Inc. *
9,047 204,824
Ensign Group, Inc. (The)
3,518 394,755
Owens & Minor, Inc. *
14,150 272,671
Patterson Cos., Inc.
5,749 163,559
PetIQ, Inc., Class A *
4,719 93,200
Select Medical Holdings Corp.
1,235 29,022
2,325,180
Life Sciences Tools & Services - 0.0% †
Singular Genomics Systems, Inc. * 7,564 3,480
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc. *
62,528 379,545
Amphastar Pharmaceuticals, Inc. *
3,631 224,577
Corcept Therapeutics, Inc. *
15,077 489,701
EyePoint Pharmaceuticals, Inc. *
10,169 235,006
Harmony Biosciences Holdings,
Inc. * 1,411 45,575
Innoviva, Inc. *
10,365 166,255
Prestige Consumer Healthcare,
Inc. * 488 29,876
Supernus Pharmaceuticals, Inc. *
1,044 30,213
1,600,748
Total Health Care 11,096,132
Industrials - 21.1%
Aerospace & Defense - 0.5%
AAR Corp. *
1,965 122,616
Ducommun, Inc. *
1,921 100,007
Moog, Inc., Class A
1,353 195,887
National Presto Industries, Inc.
997 80,039
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 0.5% (continued)
V2X, Inc. *
644 29,908
528,457
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A * 6,311 580,233
Building Products - 2.7%
American Woodmark Corp. *
591 54,874
Apogee Enterprises, Inc.
12,449 664,901
Insteel Industries, Inc.
7,233 276,952
JELD-WEN Holding, Inc. *
3,580 67,591
Masterbrand, Inc. *
13,246 196,703
PGT Innovations, Inc. *
2,652 107,936
Quanex Building Products Corp.
5,172 158,108
UFP Industries, Inc.
10,652 1,337,359
2,864,424
Commercial Services & Supplies - 1.0%
ACCO Brands Corp.
52,646 320,088
Cimpress plc (Ireland) *
404 32,340
Deluxe Corp.
2,272 48,734
Ennis, Inc.
6,061 132,796
Interface, Inc., Class A
14,577 183,962
MillerKnoll, Inc.
1,845 49,225
Steelcase, Inc., Class A
20,405 275,876
1,043,021
Construction & Engineering - 3.4%
API Group Corp. *
6,084 210,506
Arcosa, Inc.
3,429 283,373
Argan, Inc.
4,208 196,892
Comfort Systems USA, Inc.
2,375 488,466
Fluor Corp. *
4,504 176,422
IES Holdings, Inc. *
1,107 87,697
Limbach Holdings, Inc. *
7,962 362,032
MYR Group, Inc. *
6,675 965,405
Sterling Infrastructure, Inc. *
7,551 663,960
Tutor Perini Corp. *
16,212 147,529
3,582,282
Electrical Equipment - 2.2%
Array Technologies, Inc. *
3,293 55,322
Atkore, Inc. *
5,281 844,960
Babcock & Wilcox Enterprises,
Inc. * 28,790 42,034
Encore Wire Corp.
4,761 1,016,950
Energy Vault Holdings, Inc. *
35,210 82,039
FTC Solar, Inc. *
174,669 121,011
Powell Industries, Inc.
725 64,090
Preformed Line Products Co.
677 90,623
TPI Composites, Inc. *
8,480 35,107
2,352,136

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.7%
ArcBest Corp.
4,002 481,080
Covenant Logistics Group, Inc.,
Class A 5,641 259,712
740,792
Machinery - 4.2%
Blue Bird Corp. *
10,787 290,818
Commercial Vehicle Group, Inc. *
35,809 251,021
Federal Signal Corp.
2,937 225,385
Hyster-Yale Materials Handling,
Inc. 3,997 248,573
Kennametal, Inc.
1,320 34,043
Manitowoc Co., Inc. (The) *
31,390 523,899
Mueller Industries, Inc.
24,918 1,174,884
Proto Labs, Inc. *
3,501 136,399
REV Group, Inc.
13,034 236,828
Shyft Group, Inc. (The)
4,035 49,308
Standex International Corp.
367 58,125
Terex Corp.
6,014 345,564
Titan International, Inc. *
20,295 301,990
Wabash National Corp.
21,457 549,728
4,426,565
Marine Transportation - 0.6%
Costamare, Inc. (Monaco)
22,753 236,859
Genco Shipping & Trading Ltd.
5,937 98,495
Safe Bulkers, Inc. (Greece)
63,810 250,773
586,127
Passenger Airlines - 0.3%
Allegiant Travel Co.
806 66,584
Blade Air Mobility, Inc. *
21,963 77,529
SkyWest, Inc. *
1,956 102,103
Spirit Airlines, Inc.
4,469 73,247
319,463
Professional Services - 1.5%
Barrett Business Services, Inc.
2,223 257,423
CSG Systems International, Inc.
749 39,854
Heidrick & Struggles International,
Inc. 1,022 30,180
IBEX Holdings Ltd. *
5,269 100,164
Insperity, Inc.
1,101 129,059
Kelly Services, Inc., Class A
16,237 351,044
Kforce, Inc.
5,911 399,347
Legalzoom.com, Inc. *
16,265 183,794
Resources Connection, Inc.
8,239 116,747
1,607,612
Trading Companies & Distributors - 3.4%
BlueLinx Holdings, Inc. *
4,333 490,972
Boise Cascade Co.
11,094 1,435,120
DXP Enterprises, Inc. *
878 29,589
GMS, Inc. *
7,975 657,379
Karat Packaging, Inc.
1,239 30,789
Rush Enterprises, Inc., Class A
16,082 808,925
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.4% (continued)
Textainer Group Holdings Ltd.
(China) 1,804 88,757
Titan Machinery, Inc. *
1,037 29,948
3,571,479
Total Industrials 22,202,591
Information Technology - 18.0%
Communications Equipment - 0.5%
Aviat Networks, Inc. *
1,159 37,853
CommScope Holding Co., Inc. *
92,374 260,494
Extreme Networks, Inc. *
13,834 244,032
542,379
Electronic Equipment, Instruments & Components - 4.4%
Arlo Technologies, Inc. *
52,218 497,115
Bel Fuse, Inc., Class B
2,091 139,616
Benchmark Electronics, Inc.
3,100 85,684
Daktronics, Inc. *
19,732 167,327
ePlus, Inc. *
6,394 510,497
Fabrinet (Thailand) *
2,518 479,251
Insight Enterprises, Inc. *
7,835 1,388,284
Kimball Electronics, Inc. *
3,423 92,250
PC Connection, Inc.
6,496 436,596
Sanmina Corp. *
10,765 552,998
ScanSource, Inc. *
3,773 149,449
TTM Technologies, Inc. *
5,015 79,287
Vishay Intertechnology, Inc.
3,204 76,800
4,655,154
IT Services - 0.4%
Hackett Group, Inc. (The)
9,556 217,590
Perficient, Inc. *
680 44,757
Squarespace, Inc., Class A *
3,885 128,244
Unisys Corp. *
5,619 31,579
422,170
Semiconductors & Semiconductor Equipment - 4.1%
ACM Research, Inc., Class A *
10,401 203,236
Amkor Technology, Inc.
24,882 827,824
Axcelis Technologies, Inc. *
2,645 343,030
Diodes, Inc. *
6,933 558,245
FormFactor, Inc. *
6,297 262,648
inTEST Corp. *
11,659 158,562
Kulicke & Soffa Industries, Inc.
(Singapore) 539 29,494
NVE Corp.
409 32,078
Onto Innovation, Inc. *
1,983 303,201
Photronics, Inc. *
24,229 760,064
Power Integrations, Inc.
411 33,747
Rambus, Inc. *
2,088 142,506
SMART Global Holdings, Inc. *
8,317 157,441
Synaptics, Inc. *
2,174 248,010
Ultra Clean Holdings, Inc. *
6,607 225,563
4,285,649

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 6.0%
8x8, Inc. *
104,856 396,356
A10 Networks, Inc.
2,244 29,554
ACI Worldwide, Inc. *
1,023 31,304
Adeia, Inc.
10,616 131,532
Amplitude, Inc., Class A *
13,225 168,222
Appfolio, Inc., Class A *
624 108,102
Box, Inc., Class A *
1,137 29,119
C3.ai, Inc., Class A *
1,764 50,644
Cleanspark, Inc. *
17,245 190,212
Clear Secure, Inc., Class A
4,887 100,917
CommVault Systems, Inc. *
2,162 172,636
Consensus Cloud Solutions, Inc. *
18,548 486,143
CS Disco, Inc. *
6,088 46,208
Digital Turbine, Inc. *
15,462 106,069
Everbridge, Inc. *
2,042 49,641
EverCommerce, Inc. *
4,888 53,915
Freshworks, Inc., Class A *
10,162 238,705
InterDigital, Inc.
4,829 524,140
LiveRamp Holdings, Inc. *
5,159 195,423
Marathon Digital Holdings, Inc. *
5,800 136,242
MicroStrategy, Inc., Class A *
318 200,855
Mitek Systems, Inc. *
11,157 145,487
ON24, Inc.
10,400 81,952
Progress Software Corp.
5,680 308,424
Qualys, Inc. *
3,442 675,596
Riot Platforms, Inc. *
2,135 33,028
Sapiens International Corp. NV
(Israel) 1,145 33,136
SolarWinds Corp. *
9,958 124,375
SPS Commerce, Inc. *
3,897 755,395
Tenable Holdings, Inc. *
1,568 72,222
Verint Systems, Inc. *
3,278 88,604
Weave Communications, Inc. *
3,228 37,025
Workiva, Inc. *
2,630 267,024
Xperi, Inc. *
6,882 75,840
Yext, Inc. *
8,324 49,028
Zeta Global Holdings Corp., Class
A * 8,754 77,210
Zuora, Inc., Class A *
3,394 31,904
6,302,189
Technology Hardware, Storage & Peripherals - 2.6%
Eastman Kodak Co. *
82,019 319,874
Immersion Corp.
59,893 422,845
IonQ, Inc. *
32,356 400,891
Super Micro Computer, Inc. *
3,547 1,008,270
Turtle Beach Corp. *
13,826 151,395
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 2.6% (continued)
Xerox Holdings Corp.
22,525 412,883
2,716,158
Total Information Technology 18,923,699
Materials - 4.8%
Chemicals - 0.7%
Core Molding Technologies, Inc. *
15,827 293,274
Koppers Holdings, Inc.
3,235 165,697
Livent Corp. *
7,025 126,310
Orion SA (Germany)
2,359 65,415
Rayonier Advanced Materials,
Inc. * 25,200 102,060
752,756
Construction Materials - 0.1%
Knife River Corp. * 2,158 142,816
Containers & Packaging - 0.1%
O-I Glass, Inc. * 5,499 90,074
Metals & Mining - 3.9%
Alpha Metallurgical Resources, Inc.
1,403 475,505
Arch Resources, Inc.
1,759 291,888
Commercial Metals Co.
18,692 935,348
Constellium SE, Class A *
16,738 334,090
Olympic Steel, Inc.
9,392 626,446
Ramaco Resources, Inc., Class A
4,615 79,286
Ryerson Holding Corp.
10,496 364,001
SunCoke Energy, Inc.
15,698 168,597
TimkenSteel Corp. *
16,364 383,736
Warrior Met Coal, Inc.
6,886 419,839
4,078,736
Total Materials 5,064,382
Real Estate - 0.7%
Diversified REITs - 0.0% †
American Assets Trust, Inc., REIT 1,543 34,733
Health Care REITs - 0.1%
Physicians Realty Trust, REIT 10,265 136,627
Hotel & Resort REITs - 0.0% †
Service Properties Trust, REIT 3,524 30,095
Office REITs - 0.2%
Brandywine Realty Trust, REIT
7,825 42,255
Piedmont Office Realty Trust, Inc.,
Class A, REIT 13,987 99,448
141,703

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0.4%
Forestar Group, Inc. *
10,063 332,783
Opendoor Technologies, Inc. *
6,941 31,096
363,879
Total Real Estate 707,037
Utilities - 0.2%
Electric Utilities - 0.2%
Genie Energy Ltd., Class B
2,458 69,144
PNM Resources, Inc.
4,384 182,374
Total Utilities 251,518
TOTAL COMMON STOCKS
(Cost $56,565,843) 99,552,872
SHORT-TERM INVESTMENTS - 5.2%
INVESTMENT COMPANIES - 5.2%
Limited Purpose Cash Investment
Fund, 5.37% (a)
(Cost $5,466,345) 5,468,645 5,466,457
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $62,032,188) 105,019,329
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 243,544
NET ASSETS - 100.0% 105,262,873
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,489,101 1.4%
Consumer Discretionary 13,970,970 13.3
Consumer Staples 3,678,058 3.5
Energy 7,720,334 7.3
Financials 14,449,050 13.7
Health Care 11,096,132 10.6
Industrials 22,202,591 21.1
Information Technology 18,923,699 18.0
Materials 5,064,382 4.8
Real Estate 707,037 0.7
Utilities 251,518 0.2
Investment Companies 5,466,457 5.2
Total Investments In Securities
At Value 105,019,329 99.8
Other Assets in Excess of
Liabilities ‡ 243,544 0.2
Net Assets
$ 105,262,873 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 47 3/2024 USD $ 4,812,095 $ 21,532
Net value $ 21,532

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.2%
Australia - 5.5%
ANZ Group Holdings Ltd. 40,586 717,075
Aristocrat Leisure Ltd. 31,262 868,569
BHP Group Ltd. 263,054 8,987,138
BlueScope Steel Ltd. 302,816 4,827,635
Brambles Ltd. 190,221 1,763,137
Fortescue Ltd. 370,175 7,298,867
Orica Ltd. 57,404 623,996
Origin Energy Ltd. 25,703 148,324
Rio Tinto Ltd. 8,995 832,917
Rio Tinto plc 5,194 386,336
Santos Ltd. 210,305 1,093,482
South32 Ltd. 66,182 149,680
Tabcorp Holdings Ltd. 57,040 32,480
WiseTech Global Ltd. 18,202 932,935
Woodside Energy Group Ltd. 17,156 362,277
29,024,848
—
Belgium - 0.4%
Ageas SA/NV 39,977 1,737,821
Groupe Bruxelles Lambert NV 1,467 115,531
1,853,352
—
Canada - 10.1%
Agnico Eagle Mines Ltd. (1) 11,423 626,302
Air Canada (1)* 25,354 357,621
Alimentation Couche-Tard, Inc. (1) 21,067 1,240,601
ARC Resources Ltd. (1) 169,106 2,510,332
Bank of Montreal (1) 9,286 918,824
Canadian Apartment Properties,
REIT (1) 3,482 128,238
Canadian Imperial Bank of
Commerce (1) 3,612 173,915
Canadian Pacific Kansas City Ltd.
(1) 8,837 699,197
Canadian Tire Corp. Ltd., Class A
(1) 8,795 934,027
CCL Industries, Inc., Class B (1) 4,615 207,545
CGI, Inc. (1)* 27,366 2,931,666
Fairfax Financial Holdings Ltd. (1) 6,953 6,414,936
Great-West Lifeco, Inc. (1) 6,006 198,802
iA Financial Corp., Inc. (1) 13,966 952,076
Imperial Oil Ltd. (1) 72,342 4,120,882
Intact Financial Corp. (1) 3,695 568,479
Loblaw Cos. Ltd. (1) 9,400 910,028
Manulife Financial Corp. (1) 213,943 4,727,557
National Bank of Canada (1) 4,864 370,751
Nutrien Ltd. (1) 38,136 2,148,487
Onex Corp. (1) 2,123 148,252
Open Text Corp. (1) 33,252 1,397,535
Parkland Corp. (1) 19,869 640,432
Power Corp. of Canada (1) 5,259 150,382
Restaurant Brands International,
Inc. (1) 36,126 2,822,629
Royal Bank of Canada (1) 23,203 2,346,479
Shopify, Inc., Class A (1)* 49,854 3,881,317
Suncor Energy, Inc. (1) 42,777 1,370,427
Teck Resources Ltd., Class B (1) 4,499 190,173
TFI International, Inc. (1) 32,739 4,453,324
INVESTMENTS SHARES VALUE ($)
Canada - 10.1% (continued)
Thomson Reuters Corp. (1) 10,563 1,544,372
Toronto-Dominion Bank (The) (1) 9,710 627,426
West Fraser Timber Co. Ltd. (1) 24,359 2,083,949
52,796,963
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 1,300,500 3,532,843
SITC International Holdings Co.
Ltd. 878,000 1,515,454
Wilmar International Ltd. 72,100 194,769
5,243,066
—
Denmark - 3.3%
AP Moller - Maersk A/S, Class B 530 954,013
Genmab A/S * 5,651 1,801,839
Novo Nordisk A/S, Class B 86,044 8,916,841
Pandora A/S 31,882 4,407,850
ROCKWOOL A/S, Class B 4,115 1,203,936
17,284,479
—
Finland - 0.4%
Nokia OYJ 124,892 425,374
Wartsila OYJ Abp 107,581 1,563,518
1,988,892
—
France - 9.2%
AXA SA 118,661 3,875,048
BNP Paribas SA 65,235 4,530,291
Carrefour SA 139,187 2,549,161
Cie de Saint-Gobain SA 96,024 7,081,512
Dassault Aviation SA 19,796 3,922,185
Eiffage SA 1,538 165,105
Ipsen SA 17,335 2,067,880
LVMH Moet Hennessy Louis
Vuitton SE 179 145,444
Orange SA 156,041 1,778,501
Publicis Groupe SA 55,405 5,147,781
Societe Generale SA 56,392 1,500,328
Sodexo SA 26,059 2,868,794
Thales SA 3,672 543,723
TotalEnergies SE 148,521 10,099,283
Unibail-Rodamco-Westfield, REIT * 4,856 359,167
Worldline SA *(a) 77,396 1,345,916
47,980,119
—
Germany - 7.6%
Allianz SE (Registered) 3,857 1,030,750
Bayerische Motoren Werke AG 23,709 2,638,140
Bechtle AG 4,250 212,872
Brenntag SE 37,884 3,481,824
Commerzbank AG 258,208 3,069,007
Daimler Truck Holding AG 92,688 3,481,738
Deutsche Bank AG (Registered) 503,667 6,875,605
Deutsche Boerse AG 5,597 1,152,617
Deutsche Lufthansa AG
(Registered) * 23,147 205,783
Deutsche Post AG 35,957 1,779,730
Fresenius SE & Co. KGaA 12,270 380,315
GEA Group AG 9,793 407,136
Hannover Rueck SE 2,264 541,331

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.6% (continued)
HelloFresh SE * 54,017 851,661
Infineon Technologies AG 6,802 284,069
Knorr-Bremse AG 11,293 729,363
Mercedes-Benz Group AG 4,990 344,299
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 11,461 4,754,181
Rational AG 692 533,986
Rheinmetall AG 1,633 517,884
SAP SE 33,966 5,228,101
Siemens Energy AG * 3,772 49,852
Talanx AG 19,619 1,402,077
39,952,321
—
Hong Kong - 1.3%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,107,898
Link, REIT 39,000 218,987
Swire Pacific Ltd., Class A 122,000 1,033,297
WH Group Ltd. (a) 7,272,000 4,696,254
7,056,436
—
Italy - 1.9%
Coca-Cola HBC AG 45,952 1,349,287
Eni SpA 66,286 1,124,303
Prysmian SpA 31,294 1,426,539
UniCredit SpA 229,344 6,244,966
10,145,095
—
Japan - 19.5%
Aisin Corp. 43,800 1,526,923
Bandai Namco Holdings, Inc. 7,500 149,987
Chubu Electric Power Co., Inc. 67,900 876,681
Dai-ichi Life Holdings, Inc. 206,600 4,382,591
Daito Trust Construction Co. Ltd. 9,500 1,099,591
Disco Corp. 6,100 1,506,498
Fuji Electric Co. Ltd. 3,500 150,017
Fujitsu Ltd. 12,400 1,866,122
Hakuhodo DY Holdings, Inc. 82,600 631,231
Hikari Tsushin, Inc. 1,400 231,377
Honda Motor Co. Ltd. 15,000 154,728
Idemitsu Kosan Co. Ltd. 152,500 828,145
Iida Group Holdings Co. Ltd. 86,300 1,289,012
ITOCHU Corp. 105,100 4,281,758
Japan Post Holdings Co. Ltd. 562,100 5,018,128
Japan Post Insurance Co. Ltd. 300,900 5,341,165
Japan Tobacco, Inc. 35,000 903,883
Kajima Corp. 9,300 155,070
Koito Manufacturing Co. Ltd. 47,400 736,537
M3, Inc. 12,400 204,629
Marubeni Corp. 171,700 2,703,338
Mazda Motor Corp. 353,500 3,778,592
McDonald's Holdings Co. Japan
Ltd. 22,400 970,304
MEIJI Holdings Co. Ltd. 6,900 163,900
Mitsui & Co. Ltd. 70,800 2,652,448
Mitsui OSK Lines Ltd. 5,800 185,428
Mizuho Financial Group, Inc. 78,620 1,341,085
MS&AD Insurance Group Holdings,
Inc. 148,300 5,830,984
INVESTMENTS SHARES VALUE ($)
Japan - 19.5% (continued)
Nexon Co. Ltd. 92,200 1,677,035
NGK Insulators Ltd. 10,400 124,029
Nippon Steel Corp. 42,100 961,723
Nippon Yusen KK 11,900 367,514
Nissin Foods Holdings Co. Ltd. 13,800 481,894
Nitto Denko Corp. 5,800 432,826
Obayashi Corp. 297,800 2,572,520
Oji Holdings Corp. 39,600 152,219
Ono Pharmaceutical Co. Ltd. 138,800 2,469,184
Oracle Corp. Japan 19,100 1,470,301
Osaka Gas Co. Ltd. 35,100 732,694
Otsuka Corp. 28,900 1,189,378
Otsuka Holdings Co. Ltd. 24,200 905,008
Panasonic Holdings Corp. 93,400 919,764
Renesas Electronics Corp. * 8,200 146,624
Resona Holdings, Inc. 44,900 227,613
Shimizu Corp. 219,100 1,453,362
Shionogi & Co. Ltd. 69,200 3,330,457
Sompo Holdings, Inc. 92,000 4,501,410
Square Enix Holdings Co. Ltd. 73,300 2,627,804
Subaru Corp. 156,100 2,847,172
SUMCO Corp. 165,000 2,468,264
Sumitomo Corp. 52,500 1,142,487
Sumitomo Mitsui Financial Group,
Inc. 41,200 2,004,786
Sumitomo Mitsui Trust Holdings,
Inc. 105,800 2,026,269
Suntory Beverage & Food Ltd. 6,600 217,007
Taisei Corp. 22,500 768,327
Tokyo Electric Power Co. Holdings,
Inc. * 479,700 2,510,328
Tokyo Electron Ltd. 7,800 1,386,371
Tokyo Gas Co. Ltd. 96,100 2,204,406
TOPPAN Holdings, Inc. 104,300 2,904,716
Tosoh Corp. 231,200 2,947,344
Toyota Tsusho Corp. 63,500 3,726,319
102,857,307
—
Luxembourg - 0.6%
ArcelorMittal SA 103,586 2,939,773
Netherlands - 6.1%
ABN AMRO Bank NV, CVA (a) 256,652 3,859,658
ASM International NV 5,337 2,777,773
ASML Holding NV 3,480 2,627,008
BE Semiconductor Industries NV 25,176 3,800,972
ING Groep NV 109,319 1,639,189
Koninklijke Ahold Delhaize NV 162,056 4,662,587
NN Group NV 16,388 647,668
Randstad NV 6,084 381,832
Shell plc 191,540 6,269,887
Wolters Kluwer NV 35,973 5,117,861
31,784,435
—
Singapore - 1.0%
CapitaLand Integrated Commercial
Trust, REIT 156,096 243,321
Oversea-Chinese Banking Corp.
Ltd. 18,800 184,981
Singapore Airlines Ltd. 77,400 384,317

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - 1.0% (continued)
STMicroelectronics NV 90,317 4,530,209
5,342,828
—
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria
SA 500,247 4,559,381
Banco Santander SA 810,622 3,390,576
Industria de Diseno Textil SA 52,218 2,278,483
Repsol SA 424,676 6,299,614
16,528,054
—
Sweden - 3.5%
Alfa Laval AB 5,091 203,813
Atlas Copco AB, Class B 42,828 635,402
Evolution AB (a) 44,798 5,335,910
Hexagon AB, Class B 16,342 196,289
Investor AB, Class B 44,280 1,026,841
Saab AB, Class B 18,111 1,091,435
SKF AB, Class B 266,097 5,332,733
Swedish Orphan Biovitrum AB (1)* 20,465 541,754
Telefonaktiebolaget LM Ericsson,
Class B 67,988 427,861
Volvo AB, Class B 128,723 3,349,373
18,141,411
—
Switzerland - 5.6%
ABB Ltd. (Registered) 130,891 5,811,320
BKW AG 9,641 1,714,818
Logitech International SA
(Registered) 1,565 148,813
Novartis AG (Registered) 107,454 10,853,981
Sandoz Group AG (1)* 21,490 691,421
Schindler Holding AG 7,784 1,948,762
Swatch Group AG (The) 10,610 2,886,876
Temenos AG (Registered) 9,207 857,984
UBS Group AG (Registered) 134,980 4,192,693
29,106,668
—
United Kingdom - 11.0%
3i Group plc 30,804 948,132
Associated British Foods plc 30,849 929,759
BAE Systems plc (1) 517,067 7,319,077
Barclays plc 2,994,792 5,864,006
Barratt Developments plc 66,145 473,830
BP plc 1,447,060 8,578,276
British American Tobacco plc 52,898 1,547,752
BT Group plc 2,348,595 3,700,413
Bunzl plc 3,963 161,039
Centrica plc 3,517,868 6,306,493
CK Hutchison Holdings Ltd. 166,500 894,539
Compass Group plc 69,600 1,904,488
DCC plc 10,514 773,631
Entain plc 50,256 633,782
HSBC Holdings plc 462,892 3,744,780
Imperial Brands plc 24,800 571,089
Kingfisher plc 52,609 163,003
Lloyds Banking Group plc 751,673 455,918
London Stock Exchange Group plc 9,002 1,064,140
Melrose Industries plc 60,232 435,380
NatWest Group plc 59,815 166,609
INVESTMENTS SHARES VALUE ($)
United Kingdom - 11.0% (continued)
Next plc 4,263 440,687
Rolls-Royce Holdings plc * 1,830,653 6,982,788
Standard Chartered plc 68,720 583,168
Tesco plc 805,457 2,983,998
57,626,777
—
United States - 3.0%
Holcim AG 14,221 1,116,938
James Hardie Industries plc,
CHESS * 3,970 153,067
Nestle SA (Registered) 18,867 2,187,060
Roche Holding AG 20,484 5,954,568
Stellantis NV 237,316 5,560,468
Swiss Re AG 8,487 955,046
15,927,147
—
TOTAL COMMON STOCKS
(Cost $378,504,210) 493,579,971
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5.4%
Limited Purpose Cash Investment
Fund, 5.37% (1)(b)
(Cost $28,563,547) 28,575,978 28,564,548
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $407,067,757) 522,144,519
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 2,111,520
NET ASSETS - 100.0% 524,256,039
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 15,562,765 3.0%
Consumer Discretionary 47,112,780 9.0
Consumer Staples 26,440,688 5.0
Energy 43,297,339 8.2
Financials 125,087,983 23.8
Health Care 38,117,876 7.3
Industrials 102,622,944 19.6
Information Technology 40,694,336 7.8
Materials 37,066,915 7.1
Real Estate 3,082,601 0.6
Utilities 14,493,744 2.8
Investment Companies 28,564,548 5.4
Total Investments In Securities
At Value 522,144,519 99.6
Other Assets in Excess of
Liabilities ‡ 2,111,520 0.4
Net Assets
$ 524,256,039 100.0%

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $15,237,738, which represents 2.91%
of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 216 3/2024 USD $ 24,325,920 $ 506,766
Net value $ 506,766

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.7%
Brazil - 3.4%
Banco do Brasil SA 563,400 6,422,442
BB Seguridade Participacoes SA 295,900 2,055,093
Gerdau SA, ADR (1) 1,151,731 5,585,894
PRIO SA 45,600 431,361
TIM SA 38,200 140,678
Ultrapar Participacoes SA 109,600 594,554
Vibra Energia SA * 263,700 1,235,179
16,465,201
—
Chile - 0.7%
Cencosud SA (1) 1,365,272 2,564,699
Enel Chile SA, ADR (1) 180,527 584,907
3,149,606
—
China - 25.5%
3SBio, Inc. *(a) 984,000 948,897
Agricultural Bank of China Ltd.,
Class A 577,700 295,104
Alibaba Group Holding Ltd. 754,004 7,262,976
Anhui Conch Cement Co. Ltd.,
Class A 48,323 152,994
Anhui Conch Cement Co. Ltd.,
Class A 18,000 56,989
Baidu, Inc., Class A * 414,950 6,176,911
Bank of Beijing Co. Ltd., Class A 163,700 104,054
Bank of Beijing Co. Ltd., Class A 371,578 236,190
Bank of China Ltd., Class A 573,300 321,024
Bank of Communications Co. Ltd.,
Class A 366,400 295,222
Bank of Ningbo Co. Ltd., Class A 55,900 157,894
Bank of Shanghai Co. Ltd., Class A 214,111 179,376
Baoshan Iron & Steel Co. Ltd.,
Class A 697,722 580,811
BOE Technology Group Co. Ltd.,
Class A 1,508,900 825,865
BOE Technology Group Co. Ltd.,
Class A 75,000 41,050
BYD Co. Ltd., Class A 30,400 844,811
China CITIC Bank Corp. Ltd., Class
H 4,306,000 2,030,826
China Communications Services
Corp. Ltd., Class H 1,630,000 675,932
China Construction Bank Corp.,
Class H 15,755,000 9,371,871
China Everbright Bank Co. Ltd.,
Class A 505,900 205,915
China Feihe Ltd. (a) 1,129,000 617,718
China Literature Ltd. *(a) 35,200 131,267
China Medical System Holdings
Ltd. 774,000 1,371,628
China Merchants Bank Co. Ltd.,
Class A 9,600 37,492
China Merchants Bank Co. Ltd.,
Class A 93,558 365,387
China Merchants Securities Co.
Ltd., Class A 225,800 432,351
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 98,100 131,370
INVESTMENTS SHARES VALUE ($)
China - 25.5% (continued)
China Minsheng Banking Corp.
Ltd., Class A 333,155 174,844
China Minsheng Banking Corp.
Ltd., Class H 405,000 137,491
China National Building Material
Co. Ltd., Class H 322,000 137,891
China Overseas Land & Investment
Ltd. 287,500 507,231
China Pacific Insurance Group Co.
Ltd., Class A 59,300 198,179
China Pacific Insurance Group Co.
Ltd., Class H 550,200 1,113,002
China Petroleum & Chemical Corp.,
Class A 446,400 349,539
China Resources Land Ltd. 558,000 2,002,117
China Resources Pharmaceutical
Group Ltd. (a) 329,000 216,269
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 726,925
China Taiping Insurance Holdings
Co. Ltd. 1,339,200 1,154,862
China Tourism Group Duty Free
Corp. Ltd., Class A 33,292 391,137
China Vanke Co. Ltd., Class A 89,500 131,524
China Yangtze Power Co. Ltd.,
Class A 93,300 305,631
CITIC Ltd. 5,064,000 5,063,258
CITIC Securities Co. Ltd., Class A 143,965 411,773
COSCO SHIPPING Holdings Co.
Ltd., Class H 874,000 878,778
Dongfeng Motor Group Co. Ltd.,
Class H 756,000 376,729
Dongyue Group Ltd. 2,343,000 1,696,568
East Buy Holding Ltd. *(a) 434,500 1,548,092
Far East Horizon Ltd. 1,598,000 1,257,723
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 53,567 285,385
GCL Technology Holdings Ltd. 9,420,000 1,495,887
Geely Automobile Holdings Ltd. 1,212,000 1,335,153
Guotai Junan Securities Co. Ltd.,
Class A 88,600 185,045
H World Group Ltd., ADR (1) 14,632 489,294
Haidilao International Holding Ltd.
(a) 224,000 417,868
Haier Smart Home Co. Ltd., Class A 212,400 626,294
Haitong Securities Co. Ltd., Class A 175,200 230,420
Horizon Construction Development
Ltd. (1)* 61,074 35,901
Hua Hong Semiconductor Ltd. *(a) 56,000 135,334
Huatai Securities Co. Ltd., Class A 128,200 251,096
Huaxia Bank Co. Ltd., Class A 273,900 216,009
Industrial & Commercial Bank of
China Ltd., Class A 329,800 221,226
Industrial Bank Co. Ltd., Class A 145,390 330,778
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 559,202
JD.com, Inc., Class A 87,350 1,261,604
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 222,238 1,411,512

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 25.5% (continued)
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 27,100 418,406
KE Holdings, Inc., ADR (1) 55,797 904,469
Kingsoft Corp. Ltd. 339,000 1,047,993
Kuaishou Technology *(a) 34,000 231,344
Kunlun Energy Co. Ltd. 2,470,000 2,229,090
Kweichow Moutai Co. Ltd., Class A 6,700 1,623,272
Kweichow Moutai Co. Ltd., Class A 700 169,596
Lenovo Group Ltd. 2,824,000 3,952,020
Li Auto, Inc., Class A * 122,000 2,285,807
Luxshare Precision Industry Co.
Ltd., Class A 259,907 1,256,168
Luzhou Laojiao Co. Ltd., Class A 27,900 703,860
Luzhou Laojiao Co. Ltd., Class A 8,000 201,824
Meituan, Class B *(a) 74,080 777,750
NARI Technology Co. Ltd., Class A 369,149 1,155,981
NetEase, Inc. 137,800 2,486,132
New China Life Insurance Co. Ltd.,
Class A 36,300 158,710
New China Life Insurance Co. Ltd.,
Class H 740,200 1,444,173
New Oriental Education &
Technology Group, Inc. * 590,100 4,301,619
NIO, Inc., ADR (1)* 88,757 805,026
PDD Holdings, Inc., ADR (1)* 38,287 5,601,771
People's Insurance Co. Group of
China Ltd. (The), Class H 515,000 158,407
PetroChina Co. Ltd., Class A 421,600 417,591
PICC Property & Casualty Co. Ltd.,
Class H 2,460,000 2,927,442
Ping An Bank Co. Ltd., Class A 151,385 199,514
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 276,321
Poly Developments and Holdings
Group Co. Ltd., Class A 94,000 130,698
SAIC Motor Corp. Ltd., Class A 157,800 299,627
Sany Heavy Industry Co. Ltd.,
Class A 57,800 111,704
Sany Heavy Industry Co. Ltd.,
Class A 238,100 460,152
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 130,998
Shanghai Pudong Development
Bank Co. Ltd., Class A 2,200 2,044
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 220,773
Sinopharm Group Co. Ltd., Class H 864,400 2,265,417
Sinotruk Hong Kong Ltd. 335,000 657,613
Tencent Holdings Ltd. 387,400 14,626,239
Tencent Music Entertainment
Group, ADR (1)* 50,183 452,149
Topsports International Holdings
Ltd. (a) 1,043,000 813,339
Wuliangye Yibin Co. Ltd., Class A 9,082 178,938
Wuliangye Yibin Co. Ltd., Class A 30,100 593,043
Xiaomi Corp., Class B *(a) 573,600 1,148,602
Yadea Group Holdings Ltd. (a) 78,000 137,387
Yihai International Holding Ltd. 110,000 174,803
Yum China Holdings, Inc. (1) 31,605 1,341,000
Zhongsheng Group Holdings Ltd. 185,500 444,315
INVESTMENTS SHARES VALUE ($)
China - 25.5% (continued)
ZTO Express Cayman, Inc., ADR
(1) 32,175 684,684
122,727,307
—
Hong Kong - 0.6%
Orient Overseas International Ltd. 219,000 3,058,553
Hungary - 0.1%
OTP Bank Nyrt. 7,468 340,185
India - 15.0%
ABB India Ltd. 25,009 1,404,518
Aurobindo Pharma Ltd. 92,065 1,198,791
Axis Bank Ltd., GDR (1)(b) 13,056 860,390
Bajaj Auto Ltd. 46,755 3,817,997
Bank of Baroda 270,221 749,760
Bharat Electronics Ltd. 672,420 1,487,568
Bharat Petroleum Corp. Ltd. 65,665 355,616
CG Power & Industrial Solutions
Ltd. 120,075 655,442
Cipla Ltd. 46,893 702,033
Coal India Ltd. 1,419,336 6,409,151
Dr Reddy's Laboratories Ltd., ADR
(1) 41,512 2,888,405
HCL Technologies Ltd. 160,859 2,830,919
HDFC Asset Management Co. Ltd.
(a) 13,049 502,369
Hero MotoCorp Ltd. 8,133 404,272
Hindalco Industries Ltd. 219,078 1,615,924
Hindustan Aeronautics Ltd. (b) 106,814 3,598,016
Hindustan Petroleum Corp. Ltd. * 221,229 1,060,518
Indian Oil Corp. Ltd. 1,106,330 1,725,483
Info Edge India Ltd. 21,956 1,355,169
ITC Ltd. 899,196 4,991,215
Jindal Steel & Power Ltd. 23,187 208,190
Jio Financial Services Ltd. * 203,618 569,269
Larsen & Toubro Ltd., GDR (1)(b) 17,611 750,229
NTPC Ltd. 1,587,392 5,930,561
Oil & Natural Gas Corp. Ltd. 2,509,506 6,178,450
Petronet LNG Ltd. 141,393 378,084
Power Finance Corp. Ltd. 844,277 3,879,219
Power Grid Corp. of India Ltd. 752,122 2,142,304
REC Ltd. 744,235 3,689,545
Reliance Industries Ltd., GDR (1)(a) 5,457 341,063
Samvardhana Motherson
International Ltd. 139,692 171,035
State Bank of India, GDR (1)(b) 3,799 293,283
Tata Consultancy Services Ltd. 78,562 3,578,020
Tata Motors Ltd. 71,726 671,973
Varun Beverages Ltd. 66,688 990,676
Vedanta Ltd. 1,062,345 3,298,211
71,683,668
—
Indonesia - 2.8%
Adaro Energy Indonesia Tbk. PT 32,598,400 5,034,779
Aneka Tambang Tbk. 5,636,500 624,184
Astra International Tbk. PT 3,049,300 1,118,243
Bank Negara Indonesia Persero
Tbk. PT 411,200 143,484
Indah Kiat Pulp & Paper Tbk. PT 267,900 144,798
Indofood Sukses Makmur Tbk. PT 1,811,100 758,749

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Indonesia - 2.8% (continued)
Sumber Alfaria Trijaya Tbk. PT (1) 971,300 184,835
United Tractors Tbk. PT 3,542,700 5,205,530
13,214,602
—
Malaysia - 0.4%
AMMB Holdings Bhd. 175,028 152,664
Genting Bhd. 628,860 632,062
RHB Bank Bhd. 784,054 929,756
Sime Darby Plantation Bhd. 3,290 3,189
1,717,671
—
Mexico - 3.1%
Alfa SAB de CV, Class A (1) 2,336,909 1,877,124
Arca Continental SAB de CV (1) 238,478 2,603,862
Banco del Bajio SA (1)(a) 499,328 1,670,210
Cemex SAB de CV, ADR (1)* 164,561 1,275,348
Coca-Cola Femsa SAB de CV,
ADR (1) 16,220 1,535,061
Fibra Uno Administracion SA de
CV, REIT (1) 189,128 340,477
Fomento Economico Mexicano
SAB de CV, ADR (1) 9,096 1,185,664
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 3,706 1,090,565
Grupo Financiero Banorte SAB de
CV, Class O (1) 35,908 361,089
Grupo Mexico SAB de CV, Series
B (1) 347,518 1,927,404
Promotora y Operadora de
Infraestructura SAB de CV (1) 73,288 792,914
14,659,718
—
Philippines - 0.3%
BDO Unibank, Inc. 260,294 613,232
International Container Terminal
Services, Inc. 124,804 556,289
SM Prime Holdings, Inc. (1) 596,524 354,413
1,523,934
—
Poland - 1.9%
Bank Polska Kasa Opieki SA 27,086 1,047,233
Budimex SA 1,054 167,708
ORLEN SA 215,725 3,591,825
PGE Polska Grupa Energetyczna
SA * 1,309,103 2,887,953
Powszechny Zaklad Ubezpieczen
SA 117,214 1,407,943
9,102,662
—
Qatar - 0.1%
Commercial Bank PSQC (The) (1) 94,075 153,734
Qatar Islamic Bank SAQ (1) 25,579 146,828
Qatar National Bank QPSC 37,322 164,445
465,007
—
Russia - 0.0%
Gazprom PJSC (3)* 863,552 —
LUKOIL PJSC (3)* 29,987 —
Magnit PJSC (3)* 6,681 —
MMC Norilsk Nickel PJSC (3)* 6,790 —
INVESTMENTS SHARES VALUE ($)
Russia - 0.0% (continued)
MMC Norilsk Nickel PJSC, ADR
(3)* 2 —
Mobile TeleSystems PJSC (3)* 306,032 —
Novatek PJSC (3)* 71,760 —
Novolipetsk Steel PJSC (3)* 326,680 —
PhosAgro PJSC (3)* 3,717 —
PhosAgro PJSC, GDR (3)*(b) 72 —
Polyus PJSC (3)* 1,291 —
Rosneft Oil Co. PJSC (3)* 106,000 —
Severstal PAO, GDR (3)*(b) 54,062 —
Surgutneftegas PJSC (3)* 1,249,260 —
Tatneft PJSC (3)* 134,766 —
—
—
Saudi Arabia - 2.9%
Arab National Bank (1) 139,898 945,710
Banque Saudi Fransi 34,820 371,258
Bupa Arabia for Cooperative
Insurance Co. (1) 3,266 185,683
Elm Co. 24,078 5,230,581
Etihad Etisalat Co. (1) 187,834 2,474,400
Jarir Marketing Co. 73,352 305,873
Mobile Telecommunications Co.
Saudi Arabia (1) 67,478 254,077
Mouwasat Medical Services Co. 5,092 151,728
Riyad Bank 221,477 1,685,119
SABIC Agri-Nutrients Co. 23,687 872,455
Sahara International Petrochemical
Co. 30,926 280,508
Saudi Arabian Oil Co. (a) 22,973 202,258
Saudi Electricity Co. 180,388 911,829
13,871,479
—
South Africa - 3.8%
Absa Group Ltd. 132,522 1,182,714
African Rainbow Minerals Ltd. (1) 181,785 1,987,536
Exxaro Resources Ltd. 347,436 3,900,649
Gold Fields Ltd., ADR (1) 21,592 312,220
Harmony Gold Mining Co. Ltd.,
ADR (1) 22,315 137,237
Impala Platinum Holdings Ltd. 161,181 800,421
Kumba Iron Ore Ltd. 13,386 448,687
Nedbank Group Ltd. 171,057 2,019,258
Old Mutual Ltd. (1) 416,991 297,712
Sanlam Ltd. (1) 140,504 559,174
Sasol Ltd. 190,781 1,922,632
Sibanye Stillwater Ltd. 1,444,447 1,936,611
Standard Bank Group Ltd. (1) 147,831 1,681,762
Woolworths Holdings Ltd. (1) 205,510 811,142
17,997,755
—
South Korea - 13.3%
DB Insurance Co. Ltd. * 44,321 2,870,368
Doosan Bobcat, Inc. 37,352 1,454,984
GS Holdings Corp. 33,504 1,060,723
Hana Financial Group, Inc. 154,514 5,183,108
Hankook Tire & Technology Co.
Ltd. * 8,572 301,279
Hanmi Semiconductor Co. Ltd. * 58,286 2,769,461
HMM Co. Ltd. * 214,216 3,249,925

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2023 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
South Korea - 13.3% (continued)
Hyundai Glovis Co. Ltd. * 4,747 703,381
Hyundai Mobis Co. Ltd. 8,944 1,638,657
Hyundai Steel Co. * 27,632 778,723
Industrial Bank of Korea * 265,406 2,439,481
KB Financial Group, Inc. 28,888 1,205,259
Kia Corp. * 97,306 7,524,995
Korea Investment Holdings Co.
Ltd. * 8,695 411,826
LG Electronics, Inc. 24,065 1,892,422
LG Uplus Corp. 11,488 91,109
POSCO Holdings, Inc. 9,251 3,556,924
Posco International Corp. * 94,861 4,560,204
Samsung Electronics Co. Ltd. 253,068 15,360,429
Shinhan Financial Group Co. Ltd. 42,337 1,312,599
Woori Financial Group, Inc. 545,894 5,494,435
63,860,292
—
Taiwan - 15.2%
Accton Technology Corp. 78,960 1,342,067
ASE Technology Holding Co. Ltd. 879,840 3,855,669
Catcher Technology Co. Ltd. 258,500 1,632,293
Compal Electronics, Inc. 398,560 516,258
eMemory Technology, Inc. 6,580 523,205
Gigabyte Technology Co. Ltd. 181,420 1,565,040
Global Unichip Corp. 10,340 584,461
Hon Hai Precision Industry Co. Ltd. 896,760 3,050,990
Inventec Corp. 399,500 684,123
Lite-On Technology Corp. 1,450,420 5,507,509
MediaTek, Inc. 156,980 5,183,464
Novatek Microelectronics Corp. 301,740 5,075,043
Pegatron Corp. 173,900 494,127
Pou Chen Corp. 1,760,620 1,771,668
Quanta Computer, Inc. 500,080 3,640,795
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 286,857 29,833,128
United Microelectronics Corp. 2,356,580 4,015,206
Wistron Corp. 1,286,860 4,116,792
73,391,838
—
Thailand - 2.6%
Bumrungrad Hospital PCL, NVDR 81,100 526,952
Kasikornbank PCL, NVDR 147,400 582,296
Krung Thai Bank PCL, NVDR 6,818,100 3,671,311
PTT Exploration & Production PCL,
NVDR 1,056,700 4,602,978
SCB X PCL, NVDR 799,400 2,480,077
TMBThanachart Bank PCL, NVDR 9,572,900 467,902
12,331,516
—
Turkey - 0.5%
Akbank TAS 932,926 1,153,803
Yapi ve Kredi Bankasi A/S 2,110,847 1,395,218
2,549,021
—
United Arab Emirates - 0.5%
Aldar Properties PJSC (1) 158,981 231,584
Emaar Properties PJSC 293,170 632,227
Emirates NBD Bank PJSC (1) 200,465 944,263
INVESTMENTS SHARES VALUE ($)
United Arab Emirates - 0.5% (continued)
Emirates Telecommunications
Group Co. PJSC (1) 86,897 464,681
2,272,755
—
TOTAL COMMON STOCKS
(Cost $364,243,699) 444,382,770
PREFERRED STOCKS - 2.2%
Brazil - 2.2%
Petroleo Brasileiro SA (Preference)
(Cost $7,577,734) 1,354,400 10,333,816
SHORT-TERM INVESTMENTS - 1.6%
INVESTMENT COMPANIES - 1.6%
Limited Purpose Cash Investment
Fund, 5.37% (1)(c)
(Cost $7,490,251) 7,493,248 7,490,251
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $379,311,684) 462,206,837
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5% ‡ 16,736,370
NET ASSETS - 100.0% 478,943,207
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,932,145 6.3%
Consumer Discretionary 52,540,152 11.0
Consumer Staples 20,343,996 4.3
Energy 51,113,243 10.7
Financials 90,126,054 18.8
Health Care 11,681,633 2.4
Industrials 38,037,313 7.9
Information Technology 110,244,504 23.0
Materials 30,339,160 6.3
Real Estate 5,366,110 1.1
Utilities 14,992,276 3.1
Investment Companies 7,490,251 1.6
Total Investments In Securities
At Value 462,206,837 96.5
Other Assets in Excess of
Liabilities ‡ 16,736,370 3.5
Net Assets
$ 478,943,207 100.0%

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2023 (Unaudited)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $9,839,767, which represents 2.05%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $5,501,918, which represents 1.15% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 372 3/2024 USD $ 19,226,820 $ (23,268)
Net value $ (23,268)

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.9%
Communication Services - 10.6%
Entertainment - 1.2%
Electronic Arts, Inc.
6,096 833,994
Netflix, Inc. *
9,127 4,443,754
Roku, Inc., Class A *
8,365 766,736
Spotify Technology SA *
6,873 1,291,505
7,335,989
Interactive Media & Services - 8.9%
Alphabet, Inc., Class A *
281,772 39,360,731
Meta Platforms, Inc., Class A *
47,891 16,951,498
56,312,229
Media - 0.1%
Trade Desk, Inc. (The), Class A * 12,059 867,765
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. 17,442 2,796,476
Total Communication Services 67,312,459
Consumer Discretionary - 10.4%
Automobiles - 0.6%
Tesla, Inc. * 16,442 4,085,508
Broadline Retail - 2.5%
Amazon.com, Inc. * 105,261 15,993,356
Distributors - 0.0% †
LKQ Corp. 4,476 213,908
Hotels, Restaurants & Leisure - 2.7%
Aramark
9,846 276,673
Booking Holdings, Inc. *
943 3,345,028
Carnival Corp. *
44,678 828,330
Chipotle Mexican Grill, Inc., Class
A * 2,068 4,729,433
Domino's Pizza, Inc.
1,642 676,882
DoorDash, Inc., Class A *
11,280 1,115,479
DraftKings, Inc., Class A *
43,355 1,528,264
McDonald's Corp.
1,705 505,549
Royal Caribbean Cruises Ltd. *
16,044 2,077,538
Starbucks Corp.
9,912 951,651
Wingstop, Inc.
5,151 1,321,644
17,356,471
Household Durables - 1.2%
DR Horton, Inc.
2,027 308,063
Garmin Ltd.
12,279 1,578,343
Lennar Corp., Class A
1,798 267,974
PulteGroup, Inc.
15,848 1,635,830
Tempur Sealy International, Inc.
26,961 1,374,202
Toll Brothers, Inc.
19,559 2,010,470
TopBuild Corp. *
1,207 451,732
7,626,614
Leisure Products - 0.1%
YETI Holdings, Inc. * 6,084 315,030
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.5%
AutoNation, Inc. *
15,844 2,379,452
Best Buy Co., Inc.
3,192 249,870
Dick's Sporting Goods, Inc.
13,366 1,964,134
Home Depot, Inc. (The)
6,141 2,128,164
Lowe's Cos., Inc.
5,244 1,167,052
O'Reilly Automotive, Inc. *
1,264 1,200,901
Penske Automotive Group, Inc.
6,151 987,297
Ross Stores, Inc.
6,658 921,401
TJX Cos., Inc. (The)
19,271 1,807,812
Tractor Supply Co.
4,465 960,109
Ulta Beauty, Inc. *
1,053 515,959
Wayfair, Inc., Class A *
11,613 716,522
Williams-Sonoma, Inc.
2,811 567,204
15,565,877
Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. *
2,195 1,467,204
Lululemon Athletica, Inc. *
4,260 2,178,095
NIKE, Inc., Class B
4,315 468,479
PVH Corp.
6,355 776,073
4,889,851
Total Consumer Discretionary 66,046,615
Consumer Staples - 1.9%
Beverages - 0.6%
Celsius Holdings, Inc. *
13,219 720,700
Constellation Brands, Inc., Class A
4,147 1,002,537
Molson Coors Beverage Co., Class
B 11,574 708,445
Monster Beverage Corp. *
23,264 1,340,239
3,771,921
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores, Inc.
5,748 1,579,205
Costco Wholesale Corp.
6,245 4,122,200
Target Corp.
6,260 891,549
Walmart, Inc.
3,001 473,108
7,066,062
Food Products - 0.1%
Archer-Daniels-Midland Co.
6,286 453,975
Bunge Global SA
2,175 219,566
Lamb Weston Holdings, Inc.
2,091 226,016
899,557
Household Products - 0.0% †
Spectrum Brands Holdings, Inc. 3,690 294,351
Personal Care Products - 0.1%
Coty, Inc., Class A * 29,128 361,770
Total Consumer Staples 12,393,661
Energy - 1.6%
Energy Equipment & Services - 0.2%
TechnipFMC plc (United Kingdom) 68,272 1,374,998

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc.
4,455 760,513
Diamondback Energy, Inc.
3,302 512,074
Exxon Mobil Corp.
16,049 1,604,579
Marathon Oil Corp.
42,078 1,016,605
Marathon Petroleum Corp.
10,789 1,600,656
Occidental Petroleum Corp.
5,855 349,602
Targa Resources Corp.
32,374 2,812,329
8,656,358
Total Energy 10,031,356
Financials - 10.7%
Banks - 1.8%
Commerce Bancshares, Inc.
7,169 382,896
JPMorgan Chase & Co.
56,147 9,550,605
New York Community Bancorp, Inc.
56,356 576,522
NU Holdings Ltd., Class A (Brazil) *
115,443 961,640
11,471,663
Capital Markets - 3.2%
Ameriprise Financial, Inc.
7,144 2,713,506
BlackRock, Inc.
365 296,307
CME Group, Inc.
4,233 891,470
Coinbase Global, Inc., Class A *
5,085 884,383
FactSet Research Systems, Inc.
1,562 745,152
Goldman Sachs Group, Inc. (The)
1,046 403,515
Intercontinental Exchange, Inc.
4,335 556,744
Jefferies Financial Group, Inc.
24,961 1,008,674
LPL Financial Holdings, Inc.
11,275 2,566,416
MarketAxess Holdings, Inc.
2,251 659,205
Moody's Corp.
2,295 896,335
Morgan Stanley
39,144 3,650,178
MSCI, Inc., Class A
5,391 3,049,419
Nasdaq, Inc.
11,442 665,238
S&P Global, Inc.
3,044 1,340,943
20,327,485
Consumer Finance - 0.3%
Capital One Financial Corp.
3,365 441,219
OneMain Holdings, Inc.
11,245 553,254
SoFi Technologies, Inc. *
95,821 953,419
1,947,892
Financial Services - 3.8%
Affirm Holdings, Inc., Class A *
14,922 733,267
Berkshire Hathaway, Inc., Class B *
31,762 11,328,235
Fiserv, Inc. *
6,637 881,659
Mastercard, Inc., Class A
11,061 4,717,627
Rocket Cos., Inc., Class A *
16,236 235,097
Shift4 Payments, Inc., Class A *
7,443 553,313
UWM Holdings Corp., Class A
78,335 560,095
Visa, Inc., Class A
20,234 5,267,922
24,277,215
INVESTMENTS SHARES VALUE ($)
Insurance - 1.6%
American International Group, Inc.
17,195 1,164,961
Arch Capital Group Ltd. *
16,853 1,251,672
Arthur J Gallagher & Co.
7,060 1,587,653
Assured Guaranty Ltd.
21,907 1,639,301
Everest Group Ltd.
5,939 2,099,912
Progressive Corp. (The)
14,432 2,298,729
Unum Group
8,882 401,644
10,443,872
Total Financials 68,468,127
Health Care - 8.8%
Biotechnology - 0.8%
AbbVie, Inc.
4,217 653,508
Regeneron Pharmaceuticals, Inc. *
216 189,711
Roivant Sciences Ltd. *
86,150 967,465
United Therapeutics Corp. *
4,751 1,044,697
Vertex Pharmaceuticals, Inc. *
4,725 1,922,555
4,777,936
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories
6,204 682,874
Boston Scientific Corp. *
17,375 1,004,449
Dexcom, Inc. *
20,414 2,533,173
Edwards Lifesciences Corp. *
9,810 748,012
Hologic, Inc. *
8,007 572,100
IDEXX Laboratories, Inc. *
5,192 2,881,820
Insulet Corp. *
4,004 868,788
Intuitive Surgical, Inc. *
3,924 1,323,801
Stryker Corp.
1,647 493,211
11,108,228
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.
30,794 3,104,035
Elevance Health, Inc.
3,564 1,680,640
HCA Healthcare, Inc.
6,262 1,694,998
McKesson Corp.
2,935 1,358,846
Molina Healthcare, Inc. *
2,619 946,271
UnitedHealth Group, Inc.
11,735 6,178,126
14,962,916
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 10,531 2,027,428
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.
4,263 592,685
Danaher Corp.
5,035 1,164,797
IQVIA Holdings, Inc. *
2,990 691,826
Revvity, Inc.
3,225 352,525
Sotera Health Co. *
19,010 320,318
Thermo Fisher Scientific, Inc.
9,619 5,105,669
8,227,820
Pharmaceuticals - 2.3%
Eli Lilly & Co.
22,959 13,383,260

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.3% (continued)
Zoetis, Inc., Class A
6,713 1,324,945
14,708,205
Total Health Care 55,812,533
Industrials - 15.7%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. *
3,080 795,657
Boeing Co. (The) *
7,206 1,878,316
BWX Technologies, Inc.
26,100 2,002,653
Curtiss-Wright Corp.
6,128 1,365,257
Howmet Aerospace, Inc.
17,600 952,512
Lockheed Martin Corp.
5,283 2,394,467
Northrop Grumman Corp.
5,286 2,474,588
TransDigm Group, Inc.
887 897,289
12,760,739
Air Freight & Logistics - 0.0% †
FedEx Corp. 1,282 324,308
Building Products - 1.5%
A O Smith Corp.
4,045 333,470
AZEK Co., Inc. (The), Class A *
16,051 613,950
Builders FirstSource, Inc. *
15,066 2,515,118
Fortune Brands Innovations, Inc.
5,250 399,735
Hayward Holdings, Inc. *
15,458 210,229
Lennox International, Inc.
2,414 1,080,313
Trane Technologies plc
17,060 4,160,934
Trex Co., Inc. *
3,320 274,863
9,588,612
Commercial Services & Supplies - 1.1%
Cintas Corp.
5,774 3,479,759
Clean Harbors, Inc. *
5,043 880,054
Copart, Inc. *
34,720 1,701,280
Rollins, Inc.
14,763 644,700
6,705,793
Construction & Engineering - 1.0%
AECOM
8,308 767,909
EMCOR Group, Inc.
3,996 860,858
Quanta Services, Inc.
22,005 4,748,679
6,377,446
Electrical Equipment - 1.9%
AMETEK, Inc.
5,345 881,337
Eaton Corp. plc
20,081 4,835,906
Hubbell, Inc., Class B
5,747 1,890,361
nVent Electric plc
17,295 1,021,962
Vertiv Holdings Co., Class A
73,899 3,549,369
12,178,935
Ground Transportation - 2.2%
CSX Corp.
31,383 1,088,049
JB Hunt Transport Services, Inc.
2,681 535,503
Norfolk Southern Corp.
2,114 499,707
Old Dominion Freight Line, Inc.
11,852 4,803,971
Saia, Inc. *
1,667 730,513
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 2.2% (continued)
Uber Technologies, Inc. *
67,239 4,139,905
Union Pacific Corp.
5,640 1,385,297
XPO, Inc. *
8,105 709,917
13,892,862
Industrial Conglomerates - 0.7%
General Electric Co.
28,239 3,604,144
Honeywell International, Inc.
5,345 1,120,900
4,725,044
Machinery - 2.8%
Allison Transmission Holdings, Inc.
42,541 2,473,759
Caterpillar, Inc.
6,264 1,852,077
Cummins, Inc.
1,241 297,306
Deere & Co.
4,898 1,958,563
Esab Corp.
4,268 369,694
Illinois Tool Works, Inc.
7,323 1,918,187
Ingersoll Rand, Inc.
10,860 839,912
Lincoln Electric Holdings, Inc.
6,369 1,385,003
PACCAR, Inc.
33,987 3,318,831
Parker-Hannifin Corp.
4,198 1,934,019
Westinghouse Air Brake
Technologies Corp. 6,146 779,927
Xylem, Inc.
6,645 759,922
17,887,200
Passenger Airlines - 0.2%
Delta Air Lines, Inc. 24,324 978,554
Professional Services - 0.8%
Automatic Data Processing, Inc.
3,597 837,993
Booz Allen Hamilton Holding Corp.,
Class A 18,188 2,326,427
Paycom Software, Inc.
2,225 459,952
Paylocity Holding Corp. *
1,926 317,501
Verisk Analytics, Inc., Class A
4,134 987,447
4,929,320
Trading Companies & Distributors - 1.5%
Fastenal Co.
25,858 1,674,823
Ferguson plc
1,306 252,150
United Rentals, Inc.
6,146 3,524,239
Watsco, Inc.
3,619 1,550,633
WESCO International, Inc.
1,764 306,724
WW Grainger, Inc.
2,686 2,225,861
9,534,430
Total Industrials 99,883,243
Information Technology - 32.9%
Communications Equipment - 0.9%
Arista Networks, Inc. *
15,718 3,701,746
Cisco Systems, Inc.
18,696 944,522
Motorola Solutions, Inc.
1,522 476,523
Ubiquiti, Inc.
3,793 529,351
5,652,142

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A
13,224 1,310,895
Corning, Inc.
7,200 219,240
Crane NXT Co.
3,641 207,064
Jabil, Inc.
13,375 1,703,975
Keysight Technologies, Inc. *
1,638 260,589
TD SYNNEX Corp.
8,953 963,432
Zebra Technologies Corp., Class
A * 3,165 865,090
5,530,285
IT Services - 1.5%
Accenture plc, Class A
16,271 5,709,657
Cloudflare, Inc., Class A *
3,196 266,099
EPAM Systems, Inc. *
1,145 340,454
Gartner, Inc. *
1,255 566,143
Kyndryl Holdings, Inc. *
34,881 724,827
MongoDB, Inc., Class A *
2,508 1,025,396
Okta, Inc., Class A *
9,939 899,778
9,532,354
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. *
31,152 4,592,116
Analog Devices, Inc.
3,373 669,743
Applied Materials, Inc.
3,868 626,887
Broadcom, Inc.
10,808 12,064,430
Intel Corp.
54,622 2,744,756
KLA Corp.
9,827 5,712,435
Lam Research Corp.
2,853 2,234,641
Marvell Technology, Inc.
3,349 201,978
Microchip Technology, Inc.
15,696 1,415,465
Monolithic Power Systems, Inc.
3,021 1,905,586
NVIDIA Corp.
54,932 27,203,425
ON Semiconductor Corp. *
9,007 752,355
Skyworks Solutions, Inc.
3,632 408,309
Teradyne, Inc.
9,768 1,060,023
Texas Instruments, Inc.
12,751 2,173,536
Universal Display Corp.
1,062 203,118
63,968,803
Software - 15.0%
Adobe, Inc. *
7,915 4,722,089
AppLovin Corp., Class A *
17,741 706,979
Atlassian Corp., Class A *
2,114 502,836
Autodesk, Inc. *
3,076 748,945
Cadence Design Systems, Inc. *
15,781 4,298,271
Datadog, Inc., Class A *
1,816 220,426
Dynatrace, Inc. *
6,517 356,415
Elastic NV *
3,094 348,694
Fair Isaac Corp. *
2,362 2,749,392
Fortinet, Inc. *
14,380 841,661
Guidewire Software, Inc. *
1,911 208,375
HubSpot, Inc. *
1,382 802,306
Intuit, Inc.
2,897 1,810,712
Manhattan Associates, Inc. *
6,816 1,467,621
Microsoft Corp.
122,635 46,115,665
Nutanix, Inc., Class A *
35,692 1,702,152
INVESTMENTS SHARES VALUE ($)
Software - 15.0% (continued)
Oracle Corp.
60,145 6,341,087
Palantir Technologies, Inc., Class
A * 50,507 867,205
Palo Alto Networks, Inc. *
8,197 2,417,131
Salesforce, Inc. *
24,942 6,563,238
ServiceNow, Inc. *
4,361 3,081,003
Smartsheet, Inc., Class A *
14,973 716,009
Synopsys, Inc. *
9,326 4,802,051
UiPath, Inc., Class A *
32,005 795,004
Workday, Inc., Class A *
8,190 2,260,931
95,446,198
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.
149,439 28,771,491
HP, Inc.
17,380 522,964
29,294,455
Total Information Technology 209,424,237
Materials - 2.3%
Chemicals - 0.9%
Air Products and Chemicals, Inc.
1,700 465,460
Albemarle Corp.
1,467 211,952
Chemours Co. (The)
9,696 305,812
Element Solutions, Inc.
38,953 901,373
Olin Corp.
20,966 1,131,116
Sherwin-Williams Co. (The)
7,860 2,451,534
Westlake Corp.
2,018 282,439
5,749,686
Containers & Packaging - 0.2%
Avery Dennison Corp.
4,365 882,428
Packaging Corp. of America
3,115 507,465
1,389,893
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.
36,034 1,533,967
Nucor Corp.
15,627 2,719,723
Reliance Steel & Aluminum Co.
3,454 966,015
Steel Dynamics, Inc.
12,307 1,453,457
United States Steel Corp.
15,393 748,869
7,422,031
Total Materials 14,561,610
Real Estate - 0.7%
Real Estate Management & Development - 0.4%
CoStar Group, Inc. * 29,300 2,560,527

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0.3%
American Tower Corp., REIT
4,094 883,813
Digital Realty Trust, Inc., REIT
3,200 430,656
Iron Mountain, Inc., REIT
5,659 396,017
1,710,486
Total Real Estate 4,271,013
Utilities - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp. 16,274 1,902,268
TOTAL COMMON STOCKS
(Cost $339,781,956) 610,107,122
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 5.37% (a)
(Cost $25,095,884) 25,105,927 25,095,884
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $364,877,840) 635,203,006
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,200,160
NET ASSETS - 100.0% 636,403,166
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 67,312,459 10.6%
Consumer Discretionary 66,046,615 10.4
Consumer Staples 12,393,661 1.9
Energy 10,031,356 1.6
Financials 68,468,127 10.7
Health Care 55,812,533 8.8
Industrials 99,883,243 15.7
Information Technology 209,424,237 32.9
Materials 14,561,610 2.3
Real Estate 4,271,013 0.7
Utilities 1,902,268 0.3
Investment Companies 25,095,884 3.9
Total Investments In Securities
At Value 635,203,006 99.8
Other Assets in Excess of
Liabilities ‡ 1,200,160 0.2
Net Assets
$ 636,403,166 100.0%

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 92 3/2024 USD $ 22,172,000 $ 48,642
Net value $ 48,642

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings,
Inc. 796 60,544
Globalstar, Inc. *
39,750 77,115
IDT Corp., Class B *
4,799 163,598
Liberty Latin America Ltd., Class
C * 6,283 46,117
Ooma, Inc. *
4,361 46,793
394,167
Entertainment - 0.3%
Atlanta Braves Holdings, Inc.,
Class C * 5,746 227,427
Cinemark Holdings, Inc. *
4,980 70,168
Lions Gate Entertainment Corp.,
Class B * 5,436 55,393
Sphere Entertainment Co. *
3,135 106,464
459,452
Interactive Media & Services - 0.2%
Cargurus, Inc., Class A *
5,653 136,577
Cars.com, Inc. *
6,963 132,088
Eventbrite, Inc., Class A *
7,073 59,130
fuboTV, Inc. *
13,159 41,846
369,641
Media - 0.4%
Advantage Solutions, Inc. *
11,521 41,706
Cardlytics, Inc. *
8,866 81,656
Entravision Communications Corp.,
Class A 10,565 44,056
Integral Ad Science Holding Corp. *
17,451 251,120
Magnite, Inc. *
5,733 53,546
TechTarget, Inc. *
3,688 128,564
600,648
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.
12,524 229,816
Tingo Group, Inc. (3)*
82,067 56,626
286,442
Total Communication Services 2,110,350
Consumer Discretionary - 14.3%
Automobile Components - 1.1%
Adient plc *
1,241 45,123
American Axle & Manufacturing
Holdings, Inc. * 6,221 54,807
Cooper-Standard Holdings, Inc. *
8,844 172,812
Gentherm, Inc. *
3,209 168,023
Holley, Inc. *
9,576 46,635
LCI Industries
483 60,718
Modine Manufacturing Co. *
11,750 701,475
Patrick Industries, Inc.
1,211 121,524
Visteon Corp. *
1,390 173,611
INVESTMENTS SHARES VALUE ($)
Automobile Components - 1.1% (continued)
XPEL, Inc. *(a)
1,500 80,775
1,625,503
Broadline Retail - 0.2%
Dillard's, Inc., Class A 723 291,839
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. *
2,947 173,726
Carriage Services, Inc., Class A
4,475 111,920
Coursera, Inc. *
10,703 207,317
Duolingo, Inc., Class A *
4,625 1,049,181
Frontdoor, Inc. *
4,186 147,431
Graham Holdings Co., Class B
81 56,418
Laureate Education, Inc., Class A
31,213 427,930
Nerdy, Inc. *
32,570 111,715
OneSpaWorld Holdings Ltd.
(Bahamas) * 4,500 63,450
Strategic Education, Inc.
1,580 145,945
Stride, Inc. *
2,399 142,429
Universal Technical Institute, Inc. *
6,703 83,921
WW International, Inc. *
13,814 120,872
2,842,255
Hotels, Restaurants & Leisure - 2.4%
BJ's Restaurants, Inc. *
1,346 48,469
Bloomin' Brands, Inc.
4,401 123,888
Brinker International, Inc. *
1,072 46,289
Carrols Restaurant Group, Inc.
31,347 247,014
Chuy's Holdings, Inc. *
3,194 122,107
Dave & Buster's Entertainment,
Inc. * 1,077 57,996
Golden Entertainment, Inc.
6,518 260,264
Inspired Entertainment, Inc. *
8,746 86,411
International Game Technology plc
14,201 389,249
Krispy Kreme, Inc.
6,768 102,129
Kura Sushi USA, Inc., Class A *
2,209 167,884
Life Time Group Holdings, Inc. *
12,772 192,602
Light & Wonder, Inc. *
7,102 583,145
Lindblad Expeditions Holdings,
Inc. * 7,209 81,245
Monarch Casino & Resort, Inc.
1,222 84,501
Papa John's International, Inc.
1,098 83,701
Potbelly Corp. *
8,999 93,770
Red Robin Gourmet Burgers, Inc. *
10,651 132,818
Red Rock Resorts, Inc., Class A
7,426 396,029
Shake Shack, Inc., Class A *
3,897 288,846
Target Hospitality Corp. *
18,878 183,683
3,772,040
Household Durables - 4.3%
Beazer Homes USA, Inc. *
8,454 285,661
Cavco Industries, Inc. *
504 174,696
Century Communities, Inc.
1,803 164,325
Cricut, Inc., Class A
6,342 41,794
Dream Finders Homes, Inc., Class
A * 10,518 373,705
Ethan Allen Interiors, Inc.
5,356 170,964

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Household Durables - 4.3% (continued)
Green Brick Partners, Inc. *
9,406 488,548
Helen of Troy Ltd. *
581 70,191
Hovnanian Enterprises, Inc., Class
A * 2,053 319,488
Installed Building Products, Inc.
3,931 718,665
KB Home
8,040 502,178
Landsea Homes Corp. *
3,618 47,541
La-Z-Boy, Inc.
2,370 87,500
Legacy Housing Corp. *
2,748 69,305
LGI Homes, Inc. *
1,325 176,437
M/I Homes, Inc. *
4,284 590,078
MDC Holdings, Inc.
2,075 114,644
Meritage Homes Corp.
4,556 793,655
Skyline Champion Corp. *
2,287 169,833
Taylor Morrison Home Corp., Class
A * 13,284 708,701
Tri Pointe Homes, Inc. *
8,943 316,582
Worthington Enterprises, Inc.
3,857 221,970
6,606,461
Leisure Products - 0.6%
Acushnet Holdings Corp.
11,106 701,566
Malibu Boats, Inc., Class A *
1,757 96,319
MasterCraft Boat Holdings, Inc. *
3,495 79,127
Solo Brands, Inc., Class A *
12,415 76,476
953,488
Specialty Retail - 3.5%
Abercrombie & Fitch Co., Class A *
6,859 605,101
Academy Sports & Outdoors, Inc.
4,215 278,190
American Eagle Outfitters, Inc.
8,513 180,135
Asbury Automotive Group, Inc. *
1,523 342,629
Boot Barn Holdings, Inc. *
1,438 110,381
Buckle, Inc. (The)
5,074 241,116
Build-A-Bear Workshop, Inc.
6,434 147,918
Caleres, Inc.
6,268 192,616
Carvana Co., Class A *
17,666 935,238
Destination XL Group, Inc. *
26,625 117,150
Group 1 Automotive, Inc.
884 269,390
Guess?, Inc.
1,874 43,214
ODP Corp. (The) *
8,720 490,936
Shoe Carnival, Inc.
5,985 180,807
Signet Jewelers Ltd.
2,892 310,196
Sonic Automotive, Inc., Class A
5,124 288,020
ThredUp, Inc., Class A *
27,470 61,808
Upbound Group, Inc.
4,081 138,632
Urban Outfitters, Inc. *
7,941 283,414
Winmark Corp.
586 244,684
5,461,575
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. *
2,705 91,916
Kontoor Brands, Inc.
4,214 263,038
Movado Group, Inc.
3,198 96,419
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 0.4% (continued)
Oxford Industries, Inc.
1,028 102,800
554,173
Total Consumer Discretionary 22,107,334
Consumer Staples - 3.8%
Beverages - 1.1%
Coca-Cola Consolidated, Inc.
1,052 976,677
MGP Ingredients, Inc.
2,452 241,571
National Beverage Corp. *
4,442 220,856
Vita Coco Co., Inc. (The) *
11,325 290,486
1,729,590
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc. (The)
2,418 139,132
Ingles Markets, Inc., Class A
542 46,812
Sprouts Farmers Market, Inc. *
13,578 653,238
United Natural Foods, Inc. *
2,666 43,269
882,451
Food Products - 0.4%
Alico, Inc.
2,355 68,483
J & J Snack Foods Corp.
1,886 315,226
John B Sanfilippo & Son, Inc.
1,812 186,709
570,418
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,209 141,324
WD-40 Co.
365 87,261
228,585
Personal Care Products - 1.5%
BellRing Brands, Inc. *
11,177 619,541
elf Beauty, Inc. *
7,953 1,147,936
Inter Parfums, Inc.
3,572 514,404
2,281,881
Tobacco - 0.1%
Vector Group Ltd. 16,348 184,405
Total Consumer Staples 5,877,330
Energy - 8.2%
Energy Equipment & Services - 3.3%
Archrock, Inc.
16,883 259,998
Borr Drilling Ltd. (Mexico) *
25,590 188,342
ChampionX Corp.
13,106 382,826
Diamond Offshore Drilling, Inc. *
25,133 326,729
Helix Energy Solutions Group,
Inc. * 27,624 283,975
KLX Energy Services Holdings,
Inc. * 8,674 97,669
Liberty Energy, Inc., Class A
2,386 43,282
Newpark Resources, Inc. *
6,208 41,221
Noble Corp. plc
13,479 649,149
Oceaneering International, Inc. *
7,804 166,069
RPC, Inc.
16,753 121,962

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 3.3% (continued)
Seadrill Ltd. (Norway) *
2,875 135,930
TETRA Technologies, Inc. *
26,845 121,339
Tidewater, Inc. *
10,690 770,856
US Silica Holdings, Inc. *
6,449 72,938
Valaris Ltd. *
4,013 275,172
Weatherford International plc *
11,990 1,172,982
5,110,439
Oil, Gas & Consumable Fuels - 4.9%
Amplify Energy Corp. *
17,984 106,645
Ardmore Shipping Corp. (Ireland)
4,059 57,191
California Resources Corp.
918 50,196
Centrus Energy Corp., Class A *
1,532 83,356
Chord Energy Corp.
2,469 410,422
Civitas Resources, Inc.
8,480 579,862
CONSOL Energy, Inc.
5,691 572,116
CVR Energy, Inc.
1,474 44,662
DHT Holdings, Inc.
7,678 75,321
Dorian LPG Ltd.
15,248 668,930
Equitrans Midstream Corp.
21,228 216,101
Green Plains, Inc. *
4,795 120,930
Gulfport Energy Corp. *
1,424 189,677
Hallador Energy Co. *
6,304 55,727
International Seaways, Inc.
9,428 428,785
Kinetik Holdings, Inc., Class A
3,497 116,800
Kosmos Energy Ltd. (Ghana) *
35,645 239,178
Matador Resources Co.
3,324 189,003
Murphy Oil Corp.
2,133 90,994
NACCO Industries, Inc., Class A
309 11,278
Nordic American Tankers Ltd.
30,958 130,024
Northern Oil and Gas, Inc.
7,827 290,147
Overseas Shipholding Group, Inc.,
Class A 13,183 69,474
Par Pacific Holdings, Inc. *
5,432 197,562
PBF Energy, Inc., Class A
11,684 513,629
Peabody Energy Corp.
2,631 63,986
Permian Resources Corp., Class A
63,774 867,326
SandRidge Energy, Inc.
3,965 54,202
Scorpio Tankers, Inc. (Monaco)
6,335 385,168
Teekay Corp. *
20,671 147,798
Teekay Tankers Ltd., Class A
(Canada) 4,906 245,153
Uranium Energy Corp. *
35,529 227,386
7,499,029
Total Energy 12,609,468
Financials - 8.2%
Banks - 1.3%
Amerant Bancorp, Inc., Class A
1,823 44,791
Bancorp, Inc. (The) *
9,159 353,171
Byline Bancorp, Inc.
1,878 44,246
City Holding Co.
419 46,199
Coastal Financial Corp. *
4,755 211,170
Esquire Financial Holdings, Inc.
5,327 266,137
First BanCorp
7,504 123,441
INVESTMENTS SHARES VALUE ($)
Banks - 1.3% (continued)
First Business Financial Services,
Inc. 810 32,481
Greene County Bancorp, Inc.
2,642 74,504
HomeTrust Bancshares, Inc.
1,765 47,514
Lakeland Financial Corp.
3,172 206,687
Northeast Bank
3,013 166,287
OFG Bancorp
1,958 73,386
ServisFirst Bancshares, Inc.
1,141 76,025
Triumph Financial, Inc. *
2,953 236,771
2,002,810
Capital Markets - 1.4%
Artisan Partners Asset
Management, Inc., Class A 1,872 82,705
AssetMark Financial Holdings,
Inc. * 2,106 63,075
B Riley Financial, Inc.
3,712 77,915
BGC Group, Inc., Class A
34,506 249,133
Brightsphere Investment Group,
Inc. 8,653 165,791
Diamond Hill Investment Group,
Inc. 260 43,053
Donnelley Financial Solutions,
Inc. * 8,190 510,810
Hamilton Lane, Inc., Class A
1,672 189,672
Piper Sandler Cos.
573 100,201
PJT Partners, Inc., Class A
3,670 373,863
StoneX Group, Inc. *
2,761 203,845
Virtus Investment Partners, Inc.
748 180,836
2,240,899
Consumer Finance - 0.8%
Enova International, Inc. *
1,584 87,690
FirstCash Holdings, Inc.
3,046 330,156
Nelnet, Inc., Class A
3,116 274,894
NerdWallet, Inc., Class A *
3,949 58,129
PROG Holdings, Inc. *
5,257 162,494
Upstart Holdings, Inc. *
6,910 282,343
World Acceptance Corp. *
325 42,422
1,238,128
Financial Services - 2.6%
A-Mark Precious Metals, Inc.
6,483 196,111
AvidXchange Holdings, Inc. *
6,165 76,384
Cantaloupe, Inc. *
8,991 66,623
Enact Holdings, Inc.
5,583 161,293
EVERTEC, Inc.
3,192 130,681
Federal Agricultural Mortgage
Corp., Class C 502 95,993
Flywire Corp. *
4,774 110,518
International Money Express, Inc. *
2,926 64,635
Merchants Bancorp
7,075 301,254
Mr Cooper Group, Inc. *
14,627 952,510
Payoneer Global, Inc. *
8,951 46,635
PennyMac Financial Services, Inc.
9,017 796,832
Remitly Global, Inc. *
18,370 356,745
StoneCo Ltd., Class A (Brazil) *
12,296 221,697

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Financial Services - 2.6% (continued)
Walker & Dunlop, Inc.
2,583 286,739
Waterstone Financial, Inc.
6,106 86,705
3,951,355
Insurance - 2.1%
Ambac Financial Group, Inc. *
4,428 72,973
American Coastal Insurance Corp.
* 18,221 172,371
American Equity Investment Life
Holding Co. * 4,446 248,087
CNO Financial Group, Inc.
18,395 513,221
eHealth, Inc. *
7,555 65,880
Employers Holdings, Inc.
1,132 44,601
Genworth Financial, Inc., Class A *
45,856 306,318
Goosehead Insurance, Inc., Class
A * 4,226 320,331
HCI Group, Inc.
1,445 126,293
MBIA, Inc. *
5,809 35,551
Oscar Health, Inc., Class A *
33,107 302,929
Safety Insurance Group, Inc.
570 43,314
Selective Insurance Group, Inc.
8,457 841,302
SiriusPoint Ltd. *
14,255 165,358
3,258,529
Total Financials 12,691,721
Health Care - 15.7%
Biotechnology - 8.8%
4D Molecular Therapeutics, Inc. *
6,982 141,455
ACADIA Pharmaceuticals, Inc. *
14,222 445,291
ADMA Biologics, Inc. *
73,115 330,480
Akero Therapeutics, Inc. *
1,970 46,000
Alkermes plc *
7,393 205,082
Alpine Immune Sciences, Inc. *
8,074 153,890
Amicus Therapeutics, Inc. *
13,248 187,989
Anavex Life Sciences Corp. *
8,290 77,180
Arcellx, Inc. *
8,448 468,864
Arcturus Therapeutics Holdings,
Inc. * 1,916 60,412
Ardelyx, Inc. *
52,042 322,660
Arrowhead Pharmaceuticals, Inc. *
2,624 80,294
Astria Therapeutics, Inc. *
8,052 61,839
Aurinia Pharmaceuticals, Inc.
(Canada) * 4,731 42,532
Avita Medical, Inc. *
8,742 119,940
BioCryst Pharmaceuticals, Inc. *
7,753 46,441
Biohaven Ltd. *
8,881 380,107
Biomea Fusion, Inc. *
8,443 122,592
Blueprint Medicines Corp. *
2,796 257,903
Bridgebio Pharma, Inc. *
19,985 806,795
Cabaletta Bio, Inc. *
13,743 311,966
Catalyst Pharmaceuticals, Inc. *
11,276 189,550
Celldex Therapeutics, Inc. *
3,170 125,722
Crinetics Pharmaceuticals, Inc. *
6,525 232,160
Cue Biopharma, Inc. *
21,858 57,705
Cytokinetics, Inc. *
3,192 266,500
Deciphera Pharmaceuticals, Inc. *
3,579 57,729
INVESTMENTS SHARES VALUE ($)
Biotechnology - 8.8% (continued)
Dynavax Technologies Corp. *
4,748 66,377
Dyne Therapeutics, Inc. *
6,067 80,691
Entrada Therapeutics, Inc. *
3,983 60,104
Geron Corp. *
26,833 56,618
Halozyme Therapeutics, Inc. *
4,118 152,201
Ideaya Biosciences, Inc. *
10,043 357,330
Immunovant, Inc. *
17,388 732,556
Inhibrx, Inc. *
3,419 129,922
Inozyme Pharma, Inc. *
22,305 95,019
Insmed, Inc. *
7,914 245,255
KalVista Pharmaceuticals, Inc. *
4,129 50,580
Kiniksa Pharmaceuticals Ltd.,
Class A * 9,694 170,033
Krystal Biotech, Inc. *
3,869 479,988
MacroGenics, Inc. *
22,755 218,903
Madrigal Pharmaceuticals, Inc. *
1,981 458,364
MannKind Corp. *
38,031 138,433
MiMedx Group, Inc. *
21,807 191,247
Mirum Pharmaceuticals, Inc. *
6,637 195,924
Morphic Holding, Inc. *
1,471 42,483
Nuvalent, Inc., Class A *
7,968 586,365
Olema Pharmaceuticals, Inc. *
10,738 150,654
ORIC Pharmaceuticals, Inc. *
14,081 129,545
PDL BioPharma, Inc. (3)*
34,242 2,791
PDS Biotechnology Corp. *
18,983 94,346
Protagonist Therapeutics, Inc. *
9,041 207,310
Prothena Corp. plc (Ireland) *
2,153 78,240
REVOLUTION Medicines, Inc. *
9,608 275,557
Rhythm Pharmaceuticals, Inc. *
3,441 158,183
Rocket Pharmaceuticals, Inc. *
7,832 234,725
Savara, Inc. *
9,596 45,101
Scholar Rock Holding Corp. *
8,185 153,878
Syndax Pharmaceuticals, Inc. *
5,386 116,392
Tango Therapeutics, Inc. *
11,693 115,761
Tenaya Therapeutics, Inc. *
21,953 71,128
TG Therapeutics, Inc. *
17,842 304,741
UroGen Pharma Ltd. *
4,831 72,465
Vaxcyte, Inc. *
10,709 672,525
Veracyte, Inc. *
4,620 127,096
Vericel Corp. *
2,236 79,624
Viking Therapeutics, Inc. *
16,825 313,113
Viridian Therapeutics, Inc. *
2,546 55,452
Voyager Therapeutics, Inc. *
6,112 51,585
13,617,683
Health Care Equipment & Supplies - 2.4%
Accuray, Inc. *
19,917 56,365
Alphatec Holdings, Inc. *
19,838 299,752
AtriCure, Inc. *
3,525 125,807
CVRx, Inc. *
7,109 223,507
Glaukos Corp. *
2,925 232,508
Haemonetics Corp. *
6,312 539,739
Integer Holdings Corp. *
896 88,776
iRadimed Corp.
2,133 101,254
Lantheus Holdings, Inc. *
3,933 243,846

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.4% (continued)
LeMaitre Vascular, Inc.
1,424 80,826
Merit Medical Systems, Inc. *
2,719 206,535
Neogen Corp. *
2,802 56,348
OraSure Technologies, Inc. *
18,884 154,849
Pulse Biosciences, Inc. *
1,927 23,587
RxSight, Inc. *
7,048 284,175
SI-BONE, Inc. *
4,900 102,851
Tactile Systems Technology, Inc. *
4,022 57,515
TransMedics Group, Inc. *
3,567 281,543
UFP Technologies, Inc. *
2,205 379,348
Zynex, Inc. *
6,665 72,582
3,611,713
Health Care Providers & Services - 1.7%
Accolade, Inc. *
4,804 57,696
Addus HomeCare Corp. *
3,686 342,245
Brookdale Senior Living, Inc. *
9,069 52,781
CorVel Corp. *
1,613 398,750
Cross Country Healthcare, Inc. *
2,622 59,362
Ensign Group, Inc. (The)
1,791 200,968
Fulgent Genetics, Inc. *
1,812 52,385
HealthEquity, Inc. *
2,332 154,612
Hims & Hers Health, Inc. *
24,322 216,466
LifeStance Health Group, Inc. *
20,518 160,656
NeoGenomics, Inc. *
19,278 311,918
Option Care Health, Inc. *
1,401 47,200
Owens & Minor, Inc. *
6,334 122,056
Patterson Cos., Inc.
2,949 83,899
PetIQ, Inc., Class A *
3,127 61,758
Progyny, Inc. *
1,248 46,401
RadNet, Inc. *
3,526 122,599
Select Medical Holdings Corp.
5,751 135,148
2,626,900
Health Care Technology - 0.3%
Evolent Health, Inc., Class A *
6,265 206,933
Schrodinger, Inc. *
6,120 219,096
426,029
Life Sciences Tools & Services - 0.2%
Harvard Bioscience, Inc. *
1,803 9,646
Pacific Biosciences of California,
Inc. * 13,350 130,963
Quanterix Corp. *
6,050 165,407
306,016
Pharmaceuticals - 2.3%
Amneal Pharmaceuticals, Inc. *
25,531 154,973
Amphastar Pharmaceuticals, Inc. *
6,080 376,048
ANI Pharmaceuticals, Inc. *
853 47,034
Axsome Therapeutics, Inc. *
4,645 369,696
Corcept Therapeutics, Inc. *
7,667 249,024
CorMedix, Inc. *
14,753 55,471
Cymabay Therapeutics, Inc. *
21,337 503,980
Enliven Therapeutics, Inc. *
5,284 73,131
EyePoint Pharmaceuticals, Inc. *
11,395 263,338
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.3% (continued)
Intra-Cellular Therapies, Inc. *
7,414 530,991
Liquidia Corp. *
30,998 372,906
Marinus Pharmaceuticals, Inc. *
8,007 87,036
Prestige Consumer Healthcare,
Inc. * 1,227 75,117
scPharmaceuticals, Inc. *
10,244 64,230
Terns Pharmaceuticals, Inc. *
9,638 62,551
Verrica Pharmaceuticals, Inc. *
21,956 160,718
WaVe Life Sciences Ltd. *
10,905 55,070
Xeris Biopharma Holdings, Inc. *
28,468 66,900
3,568,214
Total Health Care 24,156,555
Industrials - 21.3%
Aerospace & Defense - 1.2%
AeroVironment, Inc. *
2,608 328,712
AerSale Corp. *
3,438 43,645
Archer Aviation, Inc., Class A *
37,083 227,690
Astronics Corp. *
6,613 115,198
Kratos Defense & Security
Solutions, Inc. * 9,165 185,958
Moog, Inc., Class A
1,118 161,864
Parsons Corp. *
11,101 696,144
V2X, Inc. *
1,198 55,635
1,814,846
Building Products - 3.2%
AAON, Inc.
11,395 841,749
American Woodmark Corp. *
1,240 115,134
CSW Industrials, Inc.
2,599 539,058
Gibraltar Industries, Inc. *
4,314 340,720
Griffon Corp.
12,175 742,066
Janus International Group, Inc. *
7,069 92,250
JELD-WEN Holding, Inc. *
5,811 109,712
Masonite International Corp. *
517 43,769
PGT Innovations, Inc. *
3,898 158,649
Simpson Manufacturing Co., Inc.
4,998 989,504
UFP Industries, Inc.
7,524 944,638
4,917,249
Commercial Services & Supplies - 1.1%
ACV Auctions, Inc., Class A *
21,893 331,679
Casella Waste Systems, Inc., Class
A * 2,553 218,179
CECO Environmental Corp. *
7,836 158,914
Cimpress plc (Ireland) *
3,584 286,899
CoreCivic, Inc. *
6,129 89,054
Ennis, Inc.
3,807 83,411
Enviri Corp. *
11,369 102,321
GEO Group, Inc. (The) *
10,472 113,412
MillerKnoll, Inc.
1,523 40,634
Quad/Graphics, Inc. *
13,145 71,246
Steelcase, Inc., Class A
3,507 47,415
VSE Corp.
1,242 80,246
1,623,410

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 3.1%
Ameresco, Inc., Class A *
3,440 108,945
API Group Corp. *
10,971 379,597
Arcosa, Inc.
4,266 352,542
Bowman Consulting Group Ltd. *
2,648 94,057
Comfort Systems USA, Inc.
5,613 1,154,426
Construction Partners, Inc., Class
A * 7,244 315,259
Dycom Industries, Inc. *
1,453 167,226
Fluor Corp. *
18,159 711,288
IES Holdings, Inc. *
1,664 131,822
Limbach Holdings, Inc. *
8,216 373,581
MYR Group, Inc. *
3,261 471,638
Primoris Services Corp.
1,982 65,822
Sterling Infrastructure, Inc. *
5,513 484,758
4,810,961
Electrical Equipment - 1.7%
Array Technologies, Inc. *
9,263 155,618
Atkore, Inc. *
5,855 936,800
Encore Wire Corp.
2,076 443,434
EnerSys
1,064 107,421
Fluence Energy, Inc., Class A *
19,989 476,738
LSI Industries, Inc.
6,007 84,579
Powell Industries, Inc.
2,542 224,713
Preformed Line Products Co.
865 115,789
Vicor Corp. *
1,025 46,063
2,591,155
Ground Transportation - 0.5%
ArcBest Corp.
1,589 191,014
Covenant Logistics Group, Inc.,
Class A 5,720 263,349
Daseke, Inc. *
9,628 77,987
Marten Transport Ltd.
11,175 234,451
766,801
Machinery - 3.7%
Alamo Group, Inc.
1,547 325,164
Blue Bird Corp. *
8,629 232,638
Columbus McKinnon Corp.
2,230 87,015
Commercial Vehicle Group, Inc. *
7,859 55,092
Energy Recovery, Inc. *
2,402 45,254
Enerpac Tool Group Corp., Class A
2,323 72,222
Enpro, Inc.
801 125,549
ESCO Technologies, Inc.
800 93,624
Federal Signal Corp.
4,712 361,599
Franklin Electric Co., Inc.
2,799 270,523
Greenbrier Cos., Inc. (The)
3,860 170,535
Hyster-Yale Materials Handling,
Inc. 2,704 168,162
Kadant, Inc.
1,701 476,807
Lindsay Corp.
1,162 150,084
Manitowoc Co., Inc. (The) *
10,426 174,010
Mayville Engineering Co., Inc. *
6,260 90,269
Mueller Industries, Inc.
15,777 743,885
Shyft Group, Inc. (The)
3,574 43,674
INVESTMENTS SHARES VALUE ($)
Machinery - 3.7% (continued)
SPX Technologies, Inc. *
5,276 532,929
Standex International Corp.
738 116,884
Terex Corp.
8,010 460,255
Titan International, Inc. *
19,442 289,297
Wabash National Corp.
4,621 118,390
Watts Water Technologies, Inc.,
Class A 2,134 444,597
5,648,458
Marine Transportation - 0.0% †
Matson, Inc. 423 46,361
Passenger Airlines - 0.6%
Allegiant Travel Co.
529 43,701
Joby Aviation, Inc. *
71,376 474,650
SkyWest, Inc. *
7,121 371,716
890,067
Professional Services - 2.6%
ASGN, Inc. *
2,774 266,776
Asure Software, Inc. *
5,277 50,237
Barrett Business Services, Inc.
1,083 125,411
CBIZ, Inc. *
10,722 671,090
CRA International, Inc.
1,487 146,990
ExlService Holdings, Inc. *
6,770 208,854
Exponent, Inc.
1,356 119,382
Franklin Covey Co. *
2,162 94,112
Huron Consulting Group, Inc. *
5,212 535,794
ICF International, Inc.
3,106 416,483
Innodata, Inc. *
13,266 107,985
Insperity, Inc.
638 74,786
Kforce, Inc.
1,251 84,518
Legalzoom.com, Inc. *
11,483 129,758
Maximus, Inc.
5,765 483,453
NV5 Global, Inc. *
505 56,116
TriNet Group, Inc. *
2,606 309,932
Verra Mobility Corp., Class A *
7,464 171,896
4,053,573
Trading Companies & Distributors - 3.6%
Applied Industrial Technologies,
Inc. 5,007 864,659
Beacon Roofing Supply, Inc. *
4,120 358,522
BlueLinx Holdings, Inc. *
3,429 388,540
Boise Cascade Co.
6,317 817,167
Custom Truck One Source, Inc. *
9,104 56,263
GATX Corp.
4,281 514,662
Global Industrial Co.
7,153 277,823
GMS, Inc. *
2,232 183,984
H&E Equipment Services, Inc.
1,976 103,384
Herc Holdings, Inc.
1,696 252,517
Hudson Technologies, Inc. *
22,549 304,186
McGrath RentCorp
2,831 338,644
MRC Global, Inc. *
7,193 79,195
NOW, Inc. *
6,590 74,599
Rush Enterprises, Inc., Class A
15,144 761,743
Titan Machinery, Inc. *
2,242 64,749

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.6% (continued)
Transcat, Inc. *
1,499 163,886
5,604,523
Total Industrials 32,767,404
Information Technology - 17.4%
Communications Equipment - 0.7%
Aviat Networks, Inc. *
3,685 120,352
Calix, Inc. *
5,862 256,111
Digi International, Inc. *
5,998 155,948
Extreme Networks, Inc. *
23,769 419,285
Harmonic, Inc. *
4,387 57,207
1,008,903
Electronic Equipment, Instruments & Components - 3.0%
Advanced Energy Industries, Inc.
2,479 270,013
Arlo Technologies, Inc. *
16,833 160,250
Badger Meter, Inc.
3,899 601,889
Bel Fuse, Inc., Class B
3,458 230,891
Belden, Inc.
3,229 249,440
Daktronics, Inc. *
13,834 117,312
ePlus, Inc. *
2,840 226,746
Evolv Technologies Holdings, Inc. *
32,940 155,477
Fabrinet (Thailand) *
3,497 665,584
Insight Enterprises, Inc. *
4,801 850,689
Itron, Inc. *
2,907 219,508
Mirion Technologies, Inc. *
6,265 64,216
Napco Security Technologies, Inc.
3,249 111,278
Novanta, Inc. *
1,513 254,804
OSI Systems, Inc. *
1,508 194,607
PC Connection, Inc.
2,599 174,679
Sanmina Corp. *
844 43,356
ScanSource, Inc. *
2,464 97,599
4,688,338
IT Services - 0.9%
Applied Digital Corp. *
29,034 195,689
Couchbase, Inc. *
1,842 41,482
Fastly, Inc., Class A *
16,301 290,158
Hackett Group, Inc. (The)
7,639 173,940
Perficient, Inc. *
1,780 117,159
Squarespace, Inc., Class A *
15,400 508,354
1,326,782
Semiconductors & Semiconductor Equipment - 4.2%
ACM Research, Inc., Class A *
6,051 118,237
Aehr Test Systems *
2,294 60,860
Alpha & Omega Semiconductor
Ltd. * 4,769 124,280
Amkor Technology, Inc.
23,308 775,457
Axcelis Technologies, Inc. *
5,666 734,824
Cohu, Inc. *
3,568 126,271
Credo Technology Group Holding
Ltd. * 14,554 283,366
Diodes, Inc. *
3,066 246,874
FormFactor, Inc. *
3,422 142,732
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
indie Semiconductor, Inc., Class A
(China) * 5,214 42,286
inTEST Corp. *
3,597 48,919
MACOM Technology Solutions
Holdings, Inc. * 12,353 1,148,211
Navitas Semiconductor Corp. *
24,565 198,240
Onto Innovation, Inc. *
2,156 329,652
PDF Solutions, Inc. *
9,173 294,820
Photronics, Inc. *
8,478 265,955
Power Integrations, Inc.
928 76,198
Rambus, Inc. *
15,435 1,053,439
SiTime Corp. *
343 41,873
Ultra Clean Holdings, Inc. *
3,122 106,585
Veeco Instruments, Inc. *
8,355 259,256
6,478,335
Software - 7.5%
A10 Networks, Inc.
16,745 220,532
Agilysys, Inc. *
4,488 380,672
Altair Engineering, Inc., Class A *
8,172 687,674
Appfolio, Inc., Class A *
5,314 920,597
Asana, Inc., Class A *
4,876 92,693
Aurora Innovation, Inc. *
138,253 604,166
AvePoint, Inc. *
5,186 42,577
Bit Digital, Inc. (China) *
34,220 144,751
Blackbaud, Inc. *
2,688 233,050
BlackLine, Inc. *
2,075 129,563
Braze, Inc., Class A *
6,956 369,572
C3.ai, Inc., Class A *
13,915 399,500
Cipher Mining, Inc. *
55,866 230,727
Cleanspark, Inc. *
23,694 261,345
CommVault Systems, Inc. *
980 78,253
Digimarc Corp. *
2,988 107,927
EverCommerce, Inc. *
5,179 57,124
Freshworks, Inc., Class A *
24,302 570,854
Instructure Holdings, Inc. *
10,378 280,310
Intapp, Inc. *
10,817 411,262
InterDigital, Inc.
2,630 285,460
LiveRamp Holdings, Inc. *
4,189 158,679
Marathon Digital Holdings, Inc. *
6,637 155,903
MicroStrategy, Inc., Class A *
1,509 953,115
N-able, Inc. *
17,966 238,049
NextNav, Inc. *
10,452 46,511
PagerDuty, Inc. *
1,850 42,827
PowerSchool Holdings, Inc., Class
A * 12,564 296,008
Progress Software Corp.
927 50,336
PROS Holdings, Inc. *
2,402 93,174
Q2 Holdings, Inc. *
1,022 44,365
Qualys, Inc. *
1,004 197,065
Rapid7, Inc. *
2,623 149,773
Riot Platforms, Inc. *
20,571 318,233
Sprinklr, Inc., Class A *
15,824 190,521
Sprout Social, Inc., Class A *
844 51,855
SPS Commerce, Inc. *
4,145 803,467
Tenable Holdings, Inc. *
4,827 222,332

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 7.5% (continued)
Terawulf, Inc. *
46,923 112,615
Varonis Systems, Inc., Class B *
4,482 202,945
Weave Communications, Inc. *
19,123 219,341
Workiva, Inc. *
2,940 298,498
Yext, Inc. *
9,731 57,316
Zeta Global Holdings Corp., Class
A * 18,614 164,175
11,575,712
Technology Hardware, Storage & Peripherals - 1.1%
IonQ, Inc. *
22,665 280,820
Super Micro Computer, Inc. *
5,259 1,494,923
1,775,743
Total Information Technology 26,853,813
Materials - 3.7%
Chemicals - 0.9%
AdvanSix, Inc.
3,135 93,925
Core Molding Technologies, Inc. *
3,503 64,910
Hawkins, Inc.
8,372 589,556
HB Fuller Co.
2,017 164,204
Innospec, Inc.
2,133 262,871
Orion SA (Germany)
2,575 71,405
Quaker Chemical Corp.
213 45,458
Rayonier Advanced Materials,
Inc. * 12,213 49,463
1,341,792
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
6,749 259,567
United States Lime & Minerals, Inc.
344 79,240
338,807
Containers & Packaging - 0.1%
Greif, Inc., Class A
769 50,439
O-I Glass, Inc. *
6,220 101,883
152,322
Metals & Mining - 2.5%
Alpha Metallurgical Resources, Inc.
1,343 455,169
Arch Resources, Inc.
275 45,633
ATI, Inc. *
14,204 645,856
Carpenter Technology Corp.
4,501 318,671
Commercial Metals Co.
6,716 336,069
Constellium SE, Class A *
6,285 125,448
Haynes International, Inc.
5,636 321,534
Hecla Mining Co.
14,091 67,778
Ivanhoe Electric, Inc. *
4,574 46,106
Materion Corp.
1,695 220,570
Ramaco Resources, Inc., Class A
2,821 48,465
Ryerson Holding Corp.
8,791 304,872
SunCoke Energy, Inc.
12,255 131,619
TimkenSteel Corp. *
13,705 321,382
Warrior Met Coal, Inc.
6,274 382,526
3,771,698
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0.0% †
Clearwater Paper Corp. * 1,536 55,481
Total Materials 5,660,100
Real Estate - 2.9%
Diversified REITs - 0.1%
Armada Hoffler Properties, Inc.,
REIT 7,464 92,329
CTO Realty Growth, Inc., REIT
4,842 83,912
176,241
Health Care REITs - 0.1%
Diversified Healthcare Trust, REIT 56,362 210,794
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc., REIT
3,766 62,553
Chatham Lodging Trust, REIT
11,414 122,358
Ryman Hospitality Properties, Inc.,
REIT 3,230 355,494
Service Properties Trust, REIT
23,010 196,505
736,910
Industrial REITs - 0.1%
Terreno Realty Corp., REIT 2,183 136,809
Real Estate Management & Development - 0.9%
Compass, Inc., Class A *
29,313 110,217
DigitalBridge Group, Inc.
2,631 46,148
eXp World Holdings, Inc.
7,838 121,646
Forestar Group, Inc. *
5,354 177,057
Opendoor Technologies, Inc. *
37,739 169,071
Redfin Corp. *
15,905 164,139
St Joe Co. (The)
10,523 633,274
1,421,552
Residential REITs - 0.2%
Apartment Investment and
Management Co., Class A, REIT * 14,213 111,288
BRT Apartments Corp., REIT
8,388 155,933
Veris Residential, Inc., REIT
3,033 47,709
314,930
Retail REITs - 0.9%
Kite Realty Group Trust, REIT
10,352 236,647
Phillips Edison & Co., Inc., REIT
6,333 231,028
Saul Centers, Inc., REIT
1,110 43,590
Tanger, Inc., REIT
19,764 547,858
Whitestone, REIT
23,732 291,666
1,350,789

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - 0.1%
Farmland Partners, Inc., REIT
9,873 123,215
PotlatchDeltic Corp., REIT
933 45,810
169,025
Total Real Estate 4,517,050
Utilities - 0.5%
Electric Utilities - 0.3%
Genie Energy Ltd., Class B
1,533 43,123
MGE Energy, Inc.
610 44,109
Otter Tail Corp.
4,914 417,543
504,775
Multi-Utilities - 0.1%
Unitil Corp. 970 50,993
Water Utilities - 0.1%
Artesian Resources Corp., Class A
1,055 43,730
Cadiz, Inc. *
10,859 30,405
Consolidated Water Co. Ltd.
(Cayman Islands) 3,099 110,324
184,459
Total Utilities 740,227
TOTAL COMMON STOCKS
(Cost $94,599,514) 150,091,352
SHORT-TERM INVESTMENTS - 2.5%
INVESTMENT COMPANIES - 2.5%
Limited Purpose Cash Investment
Fund, 5.37% (b)
(Cost $3,820,419) 3,821,948 3,820,420
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $98,419,933) 153,911,772
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% ‡ 126,888
NET ASSETS - 100.0% 154,038,660
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,110,350 1.4%
Consumer Discretionary 22,107,334 14.3
Consumer Staples 5,877,330 3.8
Energy 12,609,468 8.2
Financials 12,691,721 8.2
Health Care 24,156,555 15.7
Industrials 32,767,404 21.3
Information Technology 26,853,813 17.4
Materials 5,660,100 3.7
Real Estate 4,517,050 2.9
Utilities 740,227 0.5
Investment Companies 3,820,420 2.5
Total Investments In Securities
At Value 153,911,772 99.9
Other Assets in Excess of
Liabilities ‡ 126,888 0.1
Net Assets
$ 154,038,660 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $80,775, which represents 0.05% of net assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 31 3/2024 USD $ 3,173,935 $ 31,039
Net value $ 31,039

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Australia - 2.0%
Brambles Ltd. 57,889 536,567
Fortescue Ltd. 46,858 923,915
Goodman Group, REIT 81,956 1,411,025
Origin Energy Ltd. 12,293 70,939
REA Group Ltd. 5,051 622,836
Suncorp Group Ltd. 25,015 236,876
Wesfarmers Ltd. 2,036 79,178
WiseTech Global Ltd. 7,229 370,519
4,251,855
—
Austria - 0.1%
Erste Group Bank AG 5,234 212,003
Belgium - 0.1%
Lotus Bakeries NV (1) 32 290,736
Brazil - 0.2%
Wheaton Precious Metals Corp. (1) 7,921 390,775
Canada - 7.2%
Alimentation Couche-Tard, Inc. (1) 9,630 567,095
AltaGas Ltd. (1) 6,848 143,777
Cameco Corp. (1) 17,505 754,734
Canadian Pacific Kansas City Ltd.
(1) 15,181 1,201,144
Cenovus Energy, Inc. (1) 12,482 207,994
CGI, Inc. (1)* 727 77,882
Constellation Software, Inc. (1) 758 1,879,351
Dollarama, Inc. (1) 8,369 603,114
Fairfax Financial Holdings Ltd. (1) 781 720,562
Franco-Nevada Corp. (1) 2,057 227,845
Hydro One Ltd. (1)(a) 7,477 224,019
Imperial Oil Ltd. (1) 6,438 366,734
Intact Financial Corp. (1) 5,158 793,562
Kinross Gold Corp. (1) 14,799 89,572
Lumine Group, Inc. (1)*(b) 2,271 51,246
Manulife Financial Corp. (1) 11,369 251,224
Open Text Corp. (1) 8,000 336,229
Parkland Corp. (1) 3,683 118,713
Restaurant Brands International,
Inc. (1) 3,282 256,432
Shopify, Inc., Class A (1)* 32,210 2,507,667
Teck Resources Ltd., Class B (1) 6,010 254,043
Thomson Reuters Corp. (1) 15,397 2,251,131
WSP Global, Inc. (1) 10,904 1,528,477
15,412,547
—
Denmark - 5.6%
Danske Bank A/S 51,880 1,386,820
Demant A/S * 6,793 297,942
DSV A/S 6,083 1,068,824
Novo Nordisk A/S, Class B 80,437 8,335,782
Pandora A/S 6,841 945,803
12,035,171
—
INVESTMENTS SHARES VALUE ($)
Finland - 0.6%
Nordea Bank Abp 37,682 467,799
UPM-Kymmene OYJ 9,463 356,951
Wartsila OYJ Abp 25,817 375,209
1,199,959
—
France - 9.5%
Accor SA 32,662 1,250,173
Adevinta ASA * 8,826 97,508
Air Liquide SA 5,291 1,030,133
Airbus SE 5,620 868,225
AXA SA 2,030 66,293
BNP Paribas SA 10,756 746,958
Capgemini SE 1,728 361,138
Cie de Saint-Gobain SA 1,598 117,848
Credit Agricole SA 70,888 1,007,790
Dassault Aviation SA 2,282 452,133
Dassault Systemes SE 9,102 445,518
Engie SA 26,275 462,868
Hermes International SCA 1,698 3,609,125
Klepierre SA, REIT 7,922 216,276
Legrand SA 2,537 264,194
L'Oreal SA 5,748 2,865,382
LVMH Moet Hennessy Louis
Vuitton SE 2,564 2,083,345
Orange SA 91,867 1,047,068
Publicis Groupe SA 8,705 808,798
Renault SA 5,903 241,432
Safran SA 6,749 1,189,919
SEB SA 3,026 378,933
Sodexo SA 4,846 533,489
Vivendi SE 6,869 73,533
20,218,079
—
Germany - 7.1%
adidas AG 2,683 545,204
Allianz SE (Registered) 3,576 955,655
Bechtle AG 1,223 61,257
Commerzbank AG 81,696 971,022
Continental AG 8,716 740,262
Covestro AG *(a) 1,282 74,705
Deutsche Lufthansa AG
(Registered) * 18,929 168,284
E.ON SE 24,643 331,080
Fresenius Medical Care AG 2,792 116,729
Hannover Rueck SE 2,949 705,117
Heidelberg Materials AG 7,894 705,630
Knorr-Bremse AG 939 60,646
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,870 2,849,770
Nemetschek SE 1,487 128,380
Rational AG 103 79,481
Rheinmetall AG 2,751 872,442
RWE AG 25,172 1,145,650
SAP SE 17,506 2,694,551
Scout24 SE (a) 3,886 274,784
Siemens AG (Registered) 2,892 542,566
Siemens Energy AG * 20,262 267,788
Symrise AG, Class A 675 74,180

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.1% (continued)
Talanx AG 11,488 820,993
15,186,176
—
Hong Kong - 0.1%
Techtronic Industries Co. Ltd. 25,361 302,179
Italy - 3.5%
Enel SpA 61,491 457,482
Ferrari NV 8,665 2,925,362
Infrastrutture Wireless Italiane SpA
(a) 5,492 69,534
Intesa Sanpaolo SpA 425,117 1,244,060
Prysmian SpA 8,551 389,798
UniCredit SpA 89,054 2,424,913
7,511,149
—
Japan - 29.9%
Advantest Corp. 23,732 799,663
Aisin Corp. 8,400 292,835
Ajinomoto Co., Inc. 14,088 542,301
Asahi Group Holdings Ltd. 5,800 215,971
Bandai Namco Holdings, Inc. 24,677 493,497
Brother Industries Ltd. 7,300 116,253
Canon, Inc. 2,500 64,134
Capcom Co. Ltd. 6,330 204,274
Chiba Bank Ltd. (The) 71,223 513,134
Chubu Electric Power Co., Inc. 36,800 475,138
Chugai Pharmaceutical Co. Ltd. 39,569 1,494,852
Concordia Financial Group Ltd. 17,000 77,489
Dai Nippon Printing Co. Ltd. 11,986 353,959
Dai-ichi Life Holdings, Inc. 13,600 288,496
Daiichi Sankyo Co. Ltd. 13,806 377,963
Daikin Industries Ltd. 2,674 433,776
Daiwa House Industry Co. Ltd. 18,600 562,285
Disco Corp. 4,052 1,000,710
Fast Retailing Co. Ltd. 4,556 1,126,603
Fuji Electric Co. Ltd. 1,600 68,579
FUJIFILM Holdings Corp. 2,700 161,810
Fujitsu Ltd. 4,108 618,228
Hankyu Hanshin Holdings, Inc. 6,365 202,279
Hikari Tsushin, Inc. 995 164,443
Hitachi Ltd. 18,161 1,306,316
Honda Motor Co. Ltd. 59,319 611,888
Hoya Corp. 6,387 795,432
Hulic Co. Ltd. 25,000 261,153
Ibiden Co. Ltd. 3,500 193,080
Inpex Corp. 21,254 284,416
ITOCHU Corp. 76,629 3,121,854
Japan Post Bank Co. Ltd. 20,300 206,592
Japan Post Holdings Co. Ltd. 100,300 895,425
Japan Post Insurance Co. Ltd. 8,700 154,431
Japan Tobacco, Inc. 65,198 1,683,753
JFE Holdings, Inc. 19,900 307,877
Kajima Corp. 12,500 208,427
Kansai Electric Power Co., Inc.
(The) 21,200 281,368
Kawasaki Kisen Kaisha Ltd. 3,900 166,906
Keisei Electric Railway Co. Ltd. 4,600 217,077
Keyence Corp. 1,010 443,750
Kikkoman Corp. 3,395 207,458
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Komatsu Ltd. 4,400 114,503
Konami Group Corp. 2,207 115,290
Makita Corp. 15,000 412,581
Marubeni Corp. 81,042 1,275,969
Mazda Motor Corp. 68,992 737,461
Mitsubishi Chemical Group Corp. 39,600 242,080
Mitsubishi Corp. 133,656 2,129,042
Mitsubishi Electric Corp. 36,900 521,917
Mitsubishi HC Capital, Inc. 325,515 2,180,887
Mitsubishi Heavy Industries Ltd. 14,172 825,152
Mitsubishi UFJ Financial Group,
Inc. 140,000 1,201,499
Mitsui & Co. Ltd. 32,926 1,233,538
Mitsui Chemicals, Inc. 4,700 138,988
Mitsui Fudosan Co. Ltd. 13,400 327,626
Mitsui OSK Lines Ltd. 3,936 125,835
Mizuho Financial Group, Inc. 39,461 673,118
MS&AD Insurance Group Holdings,
Inc. 14,800 581,919
Nippon Sanso Holdings Corp. 18,600 496,669
Nippon Steel Corp. 37,339 852,964
Nippon Yusen KK 48,601 1,500,970
Nissan Chemical Corp. 4,338 168,916
Nissan Motor Co. Ltd. 79,800 312,012
Nissin Foods Holdings Co. Ltd. 24,045 839,647
Nitori Holdings Co. Ltd. 2,207 296,348
Nomura Real Estate Holdings, Inc. 5,800 152,195
Nomura Research Institute Ltd. 24,422 709,282
Obic Co. Ltd. 7,723 1,328,781
Oriental Land Co. Ltd. 11,881 441,597
ORIX Corp. 7,900 148,371
Osaka Gas Co. Ltd. 11,100 231,707
Pan Pacific International Holdings
Corp. 3,500 83,316
Recruit Holdings Co. Ltd. 13,918 581,927
Renesas Electronics Corp. * 54,651 977,213
Resona Holdings, Inc. 97,250 492,993
Rohm Co. Ltd. 3,760 71,781
Secom Co. Ltd. 2,000 143,881
Shimadzu Corp. 10,609 295,811
Shin-Etsu Chemical Co. Ltd. 33,209 1,388,905
Shionogi & Co. Ltd. 1,811 87,160
Shiseido Co. Ltd. 3,056 92,115
Shizuoka Financial Group, Inc. 62,736 530,494
Sony Group Corp. 9,732 920,968
Subaru Corp. 18,400 335,605
Sumitomo Corp. 18,451 401,524
Sumitomo Mitsui Financial Group,
Inc. 80,121 3,898,674
Sumitomo Realty & Development
Co. Ltd. 3,400 100,756
Suzuki Motor Corp. 11,209 477,689
T&D Holdings, Inc. 28,500 452,451
Taisei Corp. 6,322 215,883
Terumo Corp. 8,657 283,093
Tobu Railway Co. Ltd. 9,663 259,252
Tokio Marine Holdings, Inc. 24,300 605,094
Tokyo Electric Power Co. Holdings,
Inc. * 87,000 455,282
Tokyo Electron Ltd. 8,929 1,587,039

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 29.9% (continued)
Tokyo Gas Co. Ltd. 11,627 266,708
TOPPAN Holdings, Inc. 19,200 534,713
Toyota Industries Corp. 4,400 357,677
Toyota Motor Corp. 228,300 4,183,304
Toyota Tsusho Corp. 7,378 432,957
Unicharm Corp. 3,957 143,114
USS Co. Ltd. 3,762 75,527
Yamaha Corp. 2,844 65,510
Yamato Holdings Co. Ltd. 4,300 79,350
Yaskawa Electric Corp. 5,000 208,109
Yokogawa Electric Corp. 6,700 127,353
Zensho Holdings Co. Ltd. 7,900 413,363
63,939,330
—
Netherlands - 8.0%
Argenx SE * 451 171,546
ASM International NV 2,275 1,184,080
ASML Holding NV 1,252 945,119
BE Semiconductor Industries NV 7,618 1,150,135
ING Groep NV 89,038 1,335,084
Koninklijke KPN NV 184,399 635,278
Koninklijke Philips NV * 22,603 528,961
Shell plc 256,683 8,402,285
Universal Music Group NV 5,112 145,933
Wolters Kluwer NV 17,543 2,495,834
16,994,255
—
New Zealand - 0.1%
Xero Ltd. * 2,004 152,882
Norway - 0.6%
Kongsberg Gruppen ASA 7,733 354,024
Salmar ASA 4,461 249,838
Telenor ASA (1) 51,978 596,525
1,200,387
—
Singapore - 0.5%
DBS Group Holdings Ltd. 7,312 184,912
Keppel Corp. Ltd. 11,800 63,140
Singapore Exchange Ltd. 43,175 321,196
STMicroelectronics NV 10,182 510,718
1,079,966
—
Spain - 2.4%
ACS Actividades de Construccion y
Servicios SA 18,525 822,785
Aena SME SA (a) 692 125,606
Banco Bilbao Vizcaya Argentaria
SA 162,242 1,478,716
Banco Santander SA 274,367 1,147,590
Iberdrola SA 68,748 901,753
Industria de Diseno Textil SA 16,997 741,648
5,218,098
—
Sweden - 2.6%
Atlas Copco AB, Class A 57,417 989,359
H & M Hennes & Mauritz AB, Class
B 34,494 605,026
Hexagon AB, Class B 96,475 1,158,790
Investor AB, Class B 39,247 910,127
Saab AB, Class B 6,227 375,262
INVESTMENTS SHARES VALUE ($)
Sweden - 2.6% (continued)
Sandvik AB 10,002 217,297
SKF AB, Class B 7,636 153,030
Swedbank AB, Class A 7,802 157,738
Volvo AB, Class B 38,151 992,689
5,559,318
—
Switzerland - 5.2%
ABB Ltd. (Registered) 15,847 703,578
Adecco Group AG (Registered) 8,196 402,534
BKW AG 1,241 220,733
Chocoladefabriken Lindt &
Spruengli AG 14 168,051
EMS-Chemie Holding AG
(Registered) 698 565,958
Geberit AG (Registered) 251 161,122
Givaudan SA (Registered) 101 418,818
Helvetia Holding AG (Registered) 696 95,969
Kuehne + Nagel International AG
(Registered) 1,898 654,994
Logitech International SA
(Registered) 4,236 402,794
Lonza Group AG (Registered) 1,246 525,297
Novartis AG (Registered) 13,212 1,334,551
Partners Group Holding AG 1,321 1,910,101
Sika AG (Registered) 3,604 1,175,179
UBS Group AG (Registered) 62,937 1,954,922
VAT Group AG (a) 786 394,775
11,089,376
—
United Kingdom - 6.3%
3i Group plc 19,506 600,385
Admiral Group plc 4,522 154,600
Ashtead Group plc 15,045 1,045,735
Associated British Foods plc 19,347 583,100
AstraZeneca plc 1,346 181,562
BAE Systems plc (1) 103,894 1,470,618
Bunzl plc 7,883 320,330
Centrica plc 101,748 182,404
Compass Group plc 19,222 525,978
Croda International plc 2,982 191,814
HSBC Holdings plc 419,734 3,395,634
Informa plc 14,356 142,791
InterContinental Hotels Group plc 4,832 435,730
J Sainsbury plc 19,355 74,622
JD Sports Fashion plc 171,867 362,697
Melrose Industries plc 104,471 755,157
Ocado Group plc * 10,653 102,907
Rolls-Royce Holdings plc * 367,997 1,403,677
SSE plc 9,787 231,032
Standard Chartered plc 38,341 325,367
Whitbread plc 16,935 788,448
Wise plc, Class A * 19,082 212,220
13,486,808
—
United States - 3.5%
CRH plc 13,249 911,787
CSL Ltd. 2,954 575,880
Experian plc 4,463 182,070
Ferguson plc 6,233 1,193,792
Ferrovial SE 5,819 212,399

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 3.5% (continued)
Holcim AG 8,082 634,772
Jackson Financial, Inc., Class A (1) 223 11,418
Sanofi SA 4,426 439,824
Schneider Electric SE 8,827 1,776,928
Stellantis NV 56,141 1,315,420
Swiss Re AG 2,106 236,989
7,491,279
—
TOTAL COMMON STOCKS
(Cost $127,362,416) 203,222,328
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –
SHARES
SHORT-TERM INVESTMENTS - 4.3%
INVESTMENT COMPANIES - 4.3%
Limited Purpose Cash Investment
Fund, 5.37% (1)(c)
(Cost $9,229,046) 9,232,739 9,229,046
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $136,591,462) 212,451,374
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 1,216,326
NET ASSETS - 100.0% 213,667,700
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,834,150 2.3%
Consumer Discretionary 29,834,325 14.0
Consumer Staples 8,626,089 4.0
Energy 10,134,875 4.7
Financials 43,195,457 20.2
Health Care 15,546,571 7.3
Industrials 47,401,984 22.2
Information Technology 22,913,147 10.7
Materials 11,622,475 5.4
Real Estate 3,031,315 1.4
Utilities 6,081,940 2.9
Investment Companies 9,229,046 4.3
Total Investments In Securities
At Value 212,451,374 99.4
Other Assets in Excess of
Liabilities ‡ 1,216,326 0.6
Net Assets
$ 213,667,700 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $1,163,423, which represents 0.54%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $51,246, which represents 0.02% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 86 3/2024 USD $ 9,685,320 $ 143,317
Net value $ 143,317

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.3%
Communication Services - 4.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
744,706 12,496,167
Verizon Communications, Inc.
41,746 1,573,824
14,069,991
Entertainment - 1.3%
Electronic Arts, Inc. 258,944 35,426,129
Interactive Media & Services - 1.6%
Alphabet, Inc., Class A *
264,300 36,920,067
Meta Platforms, Inc., Class A *
23,135 8,188,864
45,108,931
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc. 253,946 40,715,162
Total Communication Services 135,320,213
Consumer Discretionary - 6.3%
Diversified Consumer Services - 0.2%
Grand Canyon Education, Inc. * 47,960 6,332,638
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. *
594 2,107,049
McDonald's Corp.
137,933 40,898,514
Texas Roadhouse, Inc., Class A
30,901 3,777,029
46,782,592
Household Durables - 1.1%
Garmin Ltd.
75,680 9,727,907
NVR, Inc. *
1,373 9,611,618
PulteGroup, Inc.
60,836 6,279,492
Toll Brothers, Inc.
39,437 4,053,729
29,672,746
Specialty Retail - 2.4%
AutoZone, Inc. *
7,988 20,653,853
Murphy USA, Inc.
19,244 6,861,641
O'Reilly Automotive, Inc. *
41,344 39,280,107
66,795,601
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. *
22,097 14,770,298
Lululemon Athletica, Inc. *
20,250 10,353,622
25,123,920
Total Consumer Discretionary 174,707,497
Consumer Staples - 18.7%
Beverages - 4.1%
Coca-Cola Co. (The)
675,147 39,786,413
Keurig Dr Pepper, Inc.
52,654 1,754,431
Molson Coors Beverage Co., Class
B 231,871 14,192,824
Monster Beverage Corp. *
329,169 18,963,426
PepsiCo, Inc.
233,120 39,593,101
114,290,195
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 4.6%
Casey's General Stores, Inc.
55,660 15,292,028
Costco Wholesale Corp.
61,479 40,581,058
Kroger Co. (The)
660,102 30,173,263
Walmart, Inc.
260,066 40,999,405
127,045,754
Food Products - 5.7%
Archer-Daniels-Midland Co.
49,290 3,559,724
Flowers Foods, Inc.
225,071 5,066,348
General Mills, Inc.
258,276 16,824,099
Hershey Co. (The)
134,455 25,067,790
Hormel Foods Corp.
24,844 797,741
J M Smucker Co. (The)
309,028 39,054,959
Kraft Heinz Co. (The)
1,083,699 40,075,189
Mondelez International, Inc., Class
A 401,242 29,061,958
159,507,808
Household Products - 3.9%
Church & Dwight Co., Inc.
324,742 30,707,604
Colgate-Palmolive Co.
464,288 37,008,396
Kimberly-Clark Corp.
18,581 2,257,777
Procter & Gamble Co. (The)
270,096 39,579,868
109,553,645
Tobacco - 0.4%
Altria Group, Inc. 253,168 10,212,797
Total Consumer Staples 520,610,199
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Chesapeake Energy Corp.
11,444 880,501
Chevron Corp.
238,524 35,578,240
ConocoPhillips
38,925 4,518,025
EOG Resources, Inc.
115,569 13,978,070
Exxon Mobil Corp.
278,010 27,795,440
Kinder Morgan, Inc.
103,131 1,819,231
Marathon Petroleum Corp.
29,977 4,447,388
Phillips 66
17,945 2,389,197
Total Energy 91,406,092
Financials - 12.7%
Capital Markets - 2.6%
Cboe Global Markets, Inc.
124,358 22,205,364
CME Group, Inc.
188,218 39,638,711
Intercontinental Exchange, Inc.
61,543 7,903,967
Invesco Ltd.
60,846 1,085,493
70,833,535
Financial Services - 3.0%
Jack Henry & Associates, Inc.
4,818 787,309
Mastercard, Inc., Class A
82,297 35,100,494
MGIC Investment Corp.
429,651 8,287,968
Visa, Inc., Class A
155,411 40,461,254
84,637,025

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 7.1%
Aon plc, Class A
38,899 11,320,387
Arch Capital Group Ltd. *
72,482 5,383,238
Arthur J Gallagher & Co.
96,160 21,624,461
Assurant, Inc.
42,856 7,220,807
Assured Guaranty Ltd.
58,597 4,384,814
Chubb Ltd.
73,105 16,521,730
CNA Financial Corp.
28,962 1,225,382
Everest Group Ltd.
55,003 19,447,961
Loews Corp.
14,461 1,006,341
Markel Group, Inc. *
3,840 5,452,416
Marsh & McLennan Cos., Inc.
122,101 23,134,477
Progressive Corp. (The)
167,133 26,620,944
Reinsurance Group of America,
Inc. 43,559 7,046,975
RenaissanceRe Holdings Ltd.
43,553 8,536,388
Travelers Cos., Inc. (The)
134,792 25,676,528
Unum Group
72,252 3,267,235
W R Berkley Corp.
59,131 4,181,744
White Mountains Insurance Group
Ltd. 2,779 4,182,423
196,234,251
Total Financials 351,704,811
Health Care - 18.5%
Biotechnology - 4.9%
AbbVie, Inc.
60,818 9,424,965
Amgen, Inc.
41,330 11,903,867
Gilead Sciences, Inc.
279,132 22,612,483
Regeneron Pharmaceuticals, Inc. *
36,501 32,058,463
United Therapeutics Corp. *
70,441 15,489,272
Vertex Pharmaceuticals, Inc. *
112,245 45,671,368
137,160,418
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories
163,950 18,045,976
Becton Dickinson & Co.
92,507 22,555,982
Medtronic plc
41,707 3,435,823
Stryker Corp.
29,476 8,826,883
52,864,664
Health Care Providers & Services - 5.6%
Cencora, Inc.
27,972 5,744,889
Centene Corp. *
98,819 7,333,358
Chemed Corp.
23,276 13,610,641
Cigna Group (The)
81,602 24,435,719
Elevance Health, Inc.
15,053 7,098,393
Humana, Inc.
82,039 37,558,274
McKesson Corp.
47,818 22,138,778
UnitedHealth Group, Inc.
72,605 38,224,354
156,144,406
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A * 26,644 5,129,503
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1.5%
Danaher Corp.
106,482 24,633,546
Thermo Fisher Scientific, Inc.
12,978 6,888,593
West Pharmaceutical Services, Inc.
24,959 8,788,563
40,310,702
Pharmaceuticals - 4.4%
Eli Lilly & Co.
67,754 39,495,162
Johnson & Johnson
254,581 39,903,026
Merck & Co., Inc.
373,198 40,686,046
Viatris, Inc.
148,814 1,611,655
121,695,889
Total Health Care 513,305,582
Industrials - 15.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.
49,641 12,890,278
Lockheed Martin Corp.
88,669 40,188,338
Northrop Grumman Corp.
47,472 22,223,542
75,302,158
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.
91,949 7,943,474
Expeditors International of
Washington, Inc. 314,687 40,028,186
47,971,660
Commercial Services & Supplies - 4.2%
Cintas Corp.
43,038 25,937,281
Copart, Inc. *
109,016 5,341,784
Republic Services, Inc., Class A
244,112 40,256,510
Rollins, Inc.
100,865 4,404,775
Waste Management, Inc.
228,902 40,996,348
116,936,698
Electrical Equipment - 0.0% †
Eaton Corp. plc 4,793 1,154,250
Ground Transportation - 1.6%
Landstar System, Inc.
104,730 20,280,965
Old Dominion Freight Line, Inc.
46,848 18,988,900
U-Haul Holding Co. *
2,125 152,575
Union Pacific Corp.
19,257 4,729,904
44,152,344
Industrial Conglomerates - 1.1%
General Electric Co. 238,436 30,431,587
Machinery - 0.9%
Crane Co.
17,585 2,077,492
Cummins, Inc.
9,380 2,247,167
IDEX Corp.
3,856 837,176
Illinois Tool Works, Inc.
38,005 9,955,030
Lincoln Electric Holdings, Inc.
14,790 3,216,233
PACCAR, Inc.
38,468 3,756,400
Snap-on, Inc.
6,452 1,863,596
23,953,094

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.8%
Automatic Data Processing, Inc.
62,555 14,573,438
Booz Allen Hamilton Holding Corp.,
Class A 15,816 2,023,024
CACI International, Inc., Class A *
54,349 17,601,467
FTI Consulting, Inc. *
127,265 25,344,825
Leidos Holdings, Inc.
21,905 2,370,997
Paychex, Inc.
39,389 4,691,624
Science Applications International
Corp. 11,649 1,448,204
Verisk Analytics, Inc., Class A
37,929 9,059,721
77,113,300
Trading Companies & Distributors - 0.7%
Fastenal Co.
80,827 5,235,165
WW Grainger, Inc.
17,520 14,518,649
19,753,814
Total Industrials 436,768,905
Information Technology - 12.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.
821,517 41,503,039
Ubiquiti, Inc.
6,590 919,700
42,422,739
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A
145,779 14,451,072
Arrow Electronics, Inc. *
27,145 3,318,476
Avnet, Inc.
17,004 857,002
TD SYNNEX Corp.
8,057 867,014
19,493,564
IT Services - 1.9%
Accenture plc, Class A
35,337 12,400,107
Akamai Technologies, Inc. *
60,052 7,107,154
Amdocs Ltd.
126,058 11,079,238
International Business Machines
Corp. 127,217 20,806,340
VeriSign, Inc. *
11,716 2,413,027
53,805,866
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.
25,044 4,972,737
Broadcom, Inc.
25,034 27,944,202
32,916,939
Software - 5.8%
Adobe, Inc. *
43,974 26,234,888
Cadence Design Systems, Inc. *
142,727 38,874,553
Dolby Laboratories, Inc., Class A
115,857 9,984,556
Manhattan Associates, Inc. *
33,515 7,216,450
Microsoft Corp.
80,203 30,159,536
Roper Technologies, Inc.
74,064 40,377,471
Synopsys, Inc. *
16,359 8,423,413
161,270,867
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
204,233 39,320,980
Hewlett Packard Enterprise Co.
257,547 4,373,148
43,694,128
Total Information Technology 353,604,103
Materials - 0.9%
Chemicals - 0.7%
Air Products and Chemicals, Inc.
16,947 4,640,089
CF Industries Holdings, Inc.
27,074 2,152,383
Corteva, Inc.
60,804 2,913,728
Linde plc
18,086 7,428,101
NewMarket Corp.
5,040 2,750,983
19,885,284
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.
3,518 983,914
Royal Gold, Inc.
25,078 3,033,435
4,017,349
Total Materials 23,902,633
Utilities - 3.6%
Electric Utilities - 2.2%
American Electric Power Co., Inc.
15,522 1,260,697
Avangrid, Inc.
96,100 3,114,601
Duke Energy Corp.
309,037 29,988,950
Exelon Corp.
40,444 1,451,940
Hawaiian Electric Industries, Inc.
314,638 4,464,713
IDACORP, Inc.
46,618 4,583,482
Pinnacle West Capital Corp.
70,197 5,042,952
Xcel Energy, Inc.
181,027 11,207,382
61,114,717
Gas Utilities - 0.2%
Atmos Energy Corp. 38,449 4,456,239
Multi-Utilities - 1.2%
Ameren Corp.
78,578 5,684,333
Consolidated Edison, Inc.
244,269 22,221,151
DTE Energy Co.
25,471 2,808,432
Public Service Enterprise Group,
Inc. 23,473 1,435,374
WEC Energy Group, Inc.
24,510 2,063,007
34,212,297
Water Utilities - 0.0% †
American Water Works Co., Inc. 5,975 788,640
Total Utilities 100,571,893
TOTAL COMMON STOCKS
(Cost $1,710,198,693) 2,701,901,928

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.8%
INVESTMENT COMPANIES - 2.8%
Limited Purpose Cash Investment
Fund, 5.37% (a)
(Cost $77,057,758) 77,088,593 77,057,758
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $1,787,256,451) 2,778,959,686
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% ‡ (3,020,145)
NET ASSETS - 100.0% 2,775,939,541
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 135,320,213 4.9%
Consumer Discretionary 174,707,497 6.3
Consumer Staples 520,610,199 18.7
Energy 91,406,092 3.3
Financials 351,704,811 12.7
Health Care 513,305,582 18.5
Industrials 436,768,905 15.7
Information Technology 353,604,103 12.7
Materials 23,902,633 0.9
Utilities 100,571,893 3.6
Investment Companies 77,057,758 2.8
Total Investments In Securities
At Value 2,778,959,686 100.1
Liabilities in Excess of Other
Assets ‡ (3,020,145) (0.1)
Net Assets
$ 2,775,939,541 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 259 3/2024 USD $ 62,419,000 $ 2,278,164
Net value $ 2,278,164

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.0%
Australia - 7.7%
Ampol Ltd. 7,682 189,324
ANZ Group Holdings Ltd. 53,331 942,254
Aurizon Holdings Ltd. 372,207 963,620
BHP Group Ltd. 38,878 1,328,252
Brambles Ltd. 12,311 114,109
Cochlear Ltd. 13,993 2,846,818
Coles Group Ltd. 64,049 703,582
Computershare Ltd. 14,961 249,181
Fortescue Ltd. 29,644 584,501
Goodman Group, REIT 26,881 462,806
IGO Ltd. 15,989 98,542
Medibank Pvt Ltd. 149,829 363,750
QBE Insurance Group Ltd. 31,119 315,316
REA Group Ltd. 14,678 1,809,935
Santos Ltd. 109,455 569,112
Sonic Healthcare Ltd. 49,762 1,087,336
Telstra Group Ltd. 1,370,154 3,702,542
Vicinity Ltd., REIT 67,580 93,876
Washington H Soul Pattinson &
Co. Ltd. 23,778 531,194
Wesfarmers Ltd. 29,562 1,149,634
WiseTech Global Ltd. 5,636 288,871
Woolworths Group Ltd. 85,111 2,159,262
20,553,817
—
Belgium - 1.2%
Anheuser-Busch InBev SA/NV 15,325 989,200
Groupe Bruxelles Lambert NV 354 27,879
KBC Group NV 10,505 681,768
Syensqo SA (1)* 12,281 1,277,939
UCB SA 2,856 248,962
3,225,748
—
Brazil - 1.1%
Wheaton Precious Metals Corp. (1) 46,991 2,318,253
Yara International ASA 20,186 717,141
3,035,394
—
Canada - 10.9%
Alimentation Couche-Tard, Inc. (1) 23,303 1,372,275
Bank of Montreal (1) 1,972 195,124
Bank of Nova Scotia (The) (1) 7,201 350,526
Barrick Gold Corp. (1) 5,864 105,946
BCE, Inc. (1) 36,079 1,420,506
Canadian National Railway Co. (1) 8,555 1,075,307
Canadian Pacific Kansas City Ltd.
(1) 12,615 998,118
Canadian Utilities Ltd., Class A (1) 7,603 182,982
CGI, Inc. (1)* 24,307 2,603,962
Constellation Software, Inc. (1) 883 2,189,271
Descartes Systems Group, Inc.
(The) (1)* 1,837 154,344
Fairfax Financial Holdings Ltd. (1) 779 718,716
Fortis, Inc. (1) 42,088 1,731,419
Franco-Nevada Corp. (1) 12,505 1,385,124
George Weston Ltd. (1) 1,315 163,252
Hydro One Ltd. (1)(a) 78,273 2,345,148
Imperial Oil Ltd. (1) 18,089 1,030,420
Intact Financial Corp. (1) 11,764 1,809,901
INVESTMENTS SHARES VALUE ($)
Canada - 10.9% (continued)
Loblaw Cos. Ltd. (1) 37,753 3,654,923
Lumine Group, Inc. (1)*(b) 2,895 65,326
Manulife Financial Corp. (1) 6,431 142,108
Metro, Inc., Class A (1) 43,531 2,253,342
Royal Bank of Canada (1) 10,211 1,032,621
Saputo, Inc. (1) 15,712 318,141
Shopify, Inc., Class A (1)* 4,674 363,888
Sun Life Financial, Inc. (1) 3,828 198,528
Thomson Reuters Corp. (1) 5,716 835,712
Toronto-Dominion Bank (The) (1) 2,713 175,304
West Fraser Timber Co. Ltd. (1) 3,988 341,179
29,213,413
—
China - 1.0%
BOC Hong Kong Holdings Ltd. 481,500 1,308,008
Budweiser Brewing Co. APAC Ltd.
(a) 402,300 754,192
SITC International Holdings Co.
Ltd. 106,000 182,959
Wilmar International Ltd. 155,300 419,524
2,664,683
—
Denmark - 2.8%
Carlsberg A/S, Class B 10,858 1,362,507
Genmab A/S * 8,882 2,832,053
Novo Nordisk A/S, Class B 25,144 2,605,703
Pandora A/S 1,478 204,341
ROCKWOOL A/S, Class B 1,674 489,766
7,494,370
—
Finland - 0.7%
Elisa OYJ (1) 13,736 634,911
Kone OYJ, Class B 4,446 222,394
Nokia OYJ 79,413 270,475
Nordea Bank Abp 32,418 402,450
Orion OYJ, Class B 6,052 262,241
1,792,471
—
France - 8.2%
Air Liquide SA 8,312 1,618,308
AXA SA 2,954 96,467
BioMerieux 2,933 326,324
BNP Paribas SA 1,870 129,863
Bouygues SA 10,793 407,212
Carrefour SA 16,595 303,932
Danone SA 28,355 1,839,632
Dassault Aviation SA 10,529 2,086,113
Dassault Systemes SE 20,125 985,065
Engie SA 76,966 1,355,856
EssilorLuxottica SA 1,091 219,071
Hermes International SCA 810 1,721,667
Ipsen SA 8,896 1,061,198
L'Oreal SA 7,635 3,806,054
Orange SA 84,827 966,828
Pernod Ricard SA 3,852 680,732
Societe Generale SA 28,921 769,453
Thales SA 4,719 698,755
TotalEnergies SE 37,989 2,583,215

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 8.2% (continued)
Vivendi SE 27,657 296,068
21,951,813
—
Germany - 3.8%
Beiersdorf AG 25,655 3,841,959
Commerzbank AG 12,214 145,173
Deutsche Boerse AG 1,426 293,663
Hannover Rueck SE 2,193 524,355
Nemetschek SE 2,793 241,133
Rational AG 1,109 855,767
RWE AG 13,646 621,069
SAP SE 18,659 2,872,023
Scout24 SE (a) 7,776 549,851
Talanx AG 2,084 148,934
10,093,927
—
Hong Kong - 2.8%
CK Asset Holdings Ltd. 106,500 534,534
CLP Holdings Ltd. 175,000 1,445,871
HKT Trust & HKT Ltd. 74,000 88,351
MTR Corp. Ltd. 221,000 857,777
Power Assets Holdings Ltd. 566,500 3,284,399
Sino Land Co. Ltd. 125,866 136,877
Sun Hung Kai Properties Ltd. 52,000 562,711
Swire Pacific Ltd., Class A 20,500 173,628
Swire Properties Ltd. 144,000 291,493
WH Group Ltd. (a) 192,000 123,993
7,499,634
—
Italy - 0.8%
Assicurazioni Generali SpA 13,836 292,320
Coca-Cola HBC AG 37,799 1,109,890
Enel SpA 25,117 186,866
Infrastrutture Wireless Italiane SpA
(a) 6,477 82,005
Intesa Sanpaolo SpA 56,717 165,976
Snam SpA 40,524 208,493
Terna - Rete Elettrica Nazionale 11,355 94,731
2,140,281
—
Japan - 21.0%
Astellas Pharma, Inc. 29,900 355,609
Brother Industries Ltd. 50,800 808,990
Canon, Inc. 125,800 3,227,240
Capcom Co. Ltd. 15,500 500,196
Chugai Pharmaceutical Co. Ltd. 22,900 865,124
Daito Trust Construction Co. Ltd. 7,900 914,397
Disco Corp. 5,100 1,259,531
FUJIFILM Holdings Corp. 20,000 1,198,596
Fujitsu Ltd. 4,700 707,320
Hirose Electric Co. Ltd. 2,400 271,052
Hoya Corp. 25,000 3,113,481
Inpex Corp. 65,900 881,857
Japan Post Bank Co. Ltd. 189,900 1,932,599
Japan Post Holdings Co. Ltd. 25,500 227,650
Japan Tobacco, Inc. 137,300 3,545,803
Kao Corp. 4,000 164,423
KDDI Corp. 116,100 3,682,519
Keyence Corp. 2,300 1,010,520
Kikkoman Corp. 1,400 85,550
INVESTMENTS SHARES VALUE ($)
Japan - 21.0% (continued)
Kirin Holdings Co. Ltd. 84,300 1,234,163
Kobayashi Pharmaceutical Co. Ltd. 7,600 365,605
Kyocera Corp. 47,200 687,235
MatsukiyoCocokara & Co. 5,600 98,974
McDonald's Holdings Co. Japan
Ltd. 4,400 190,595
MEIJI Holdings Co. Ltd. 14,400 342,052
Mitsubishi UFJ Financial Group,
Inc. 215,300 1,847,734
Murata Manufacturing Co. Ltd. 4,000 84,528
Nexon Co. Ltd. 59,500 1,082,252
Nintendo Co. Ltd. 46,100 2,398,762
Nippon Telegraph & Telephone
Corp. 1,537,600 1,877,539
Nippon Yusen KK 26,800 827,678
Nissin Foods Holdings Co. Ltd. 29,400 1,026,643
Nitto Denko Corp. 8,300 619,389
Nomura Research Institute Ltd. 7,461 216,688
Obic Co. Ltd. 16,800 2,890,525
Ono Pharmaceutical Co. Ltd. 10,700 190,348
Oracle Corp. Japan 15,500 1,193,177
Osaka Gas Co. Ltd. 3,800 79,323
Otsuka Corp. 34,000 1,399,269
Otsuka Holdings Co. Ltd. 19,600 732,981
Recruit Holdings Co. Ltd. 18,900 790,230
Renesas Electronics Corp. * 7,200 128,743
SCSK Corp. 41,600 823,614
Secom Co. Ltd. 18,300 1,316,507
Seiko Epson Corp. 28,900 431,504
SG Holdings Co. Ltd. 27,000 387,069
Shin-Etsu Chemical Co. Ltd. 8,800 368,044
Shionogi & Co. Ltd. 4,500 216,576
Shizuoka Financial Group, Inc. 9,600 81,177
SoftBank Corp. 55,700 694,118
Square Enix Holdings Co. Ltd. 5,500 197,175
Subaru Corp. 19,600 357,492
Sumitomo Mitsui Financial Group,
Inc. 2,100 102,186
Sumitomo Mitsui Trust Holdings,
Inc. 49,000 938,442
Suntory Beverage & Food Ltd. 42,500 1,397,395
Sysmex Corp. 1,400 77,827
Tokyo Electron Ltd. 2,400 426,576
TOPPAN Holdings, Inc. 17,200 479,014
Tosoh Corp. 12,600 160,625
Trend Micro, Inc. * 2,600 138,762
Unicharm Corp. 14,500 524,427
USS Co. Ltd. 31,600 634,408
Yakult Honsha Co. Ltd. 72,000 1,616,229
Yamato Holdings Co. Ltd. 4,600 84,886
56,510,943
—
Netherlands - 4.2%
Argenx SE * 2,612 993,523
ASM International NV 554 288,343
ASML Holding NV 778 587,302
BE Semiconductor Industries NV 8,300 1,253,101
Heineken NV 14,089 1,431,435
JDE Peet's NV (1) 27,402 736,901
Koninklijke Ahold Delhaize NV 86,462 2,487,637

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.2% (continued)
Koninklijke KPN NV 175,922 606,074
Shell plc 64,890 2,124,115
Wolters Kluwer NV 6,013 855,467
11,363,898
—
Norway - 2.2%
DNB Bank ASA 17,442 370,839
Equinor ASA 91,258 2,892,146
Gjensidige Forsikring ASA 34,383 634,497
Orkla ASA 222,227 1,725,757
Telenor ASA (1) 32,478 372,733
5,995,972
—
Portugal - 0.2%
Jeronimo Martins SGPS SA 25,702 654,129
Singapore - 3.0%
DBS Group Holdings Ltd. 56,200 1,421,232
Jardine Cycle & Carriage Ltd. 4,800 108,180
Oversea-Chinese Banking Corp.
Ltd. 332,900 3,275,541
Singapore Telecommunications Ltd. 865,300 1,619,846
United Overseas Bank Ltd. 73,900 1,594,999
8,019,798
—
Spain - 1.1%
Banco Santander SA 23,265 97,310
Endesa SA 8,628 176,021
Iberdrola SA 72,838 955,400
Industria de Diseno Textil SA 37,696 1,644,829
Redeia Corp. SA 4,865 80,169
2,953,729
—
Sweden - 1.4%
Essity AB, Class B 30,372 752,684
Evolution AB (a) 1,381 164,492
Holmen AB, Class B 1,848 78,054
Industrivarden AB, Class A 7,802 255,077
Investor AB, Class B 6,228 144,426
L E Lundbergforetagen AB, Class B 1,645 89,582
Swedish Orphan Biovitrum AB (1)* 63,125 1,671,057
Tele2 AB, Class B 64,296 552,668
3,708,040
—
Switzerland - 5.5%
Baloise Holding AG (Registered) 5,430 851,361
BKW AG 7,438 1,322,976
Chocoladefabriken Lindt &
Spruengli AG 127 1,524,460
EMS- Chemie Holding AG
(Registered) 741 600,824
Kuehne + Nagel International AG
(Registered) 4,123 1,422,835
Logitech International SA
(Registered) 4,467 424,760
Novartis AG (Registered) 29,656 2,995,567
Schindler Holding AG 957 239,590
Sonova Holding AG (Registered) 1,089 356,155
Swisscom AG (Registered) 5,920 3,563,067
INVESTMENTS SHARES VALUE ($)
Switzerland - 5.5% (continued)
Zurich Insurance Group AG 2,614 1,366,670
14,668,265
—
United Kingdom - 10.1%
Associated British Foods plc 37,789 1,138,923
AstraZeneca plc 12,430 1,676,682
Auto Trader Group plc (a) 275,178 2,527,964
BAE Systems plc (1) 107,149 1,516,693
BP plc 92,756 549,864
British American Tobacco plc 112,722 3,298,154
Centrica plc 961,939 1,724,471
CK Hutchison Holdings Ltd. 95,000 510,397
Diageo plc 61,975 2,249,394
HSBC Holdings plc 80,167 648,548
Imperial Brands plc 78,477 1,807,152
J Sainsbury plc 178,188 686,990
National Grid plc 52,766 710,828
Next plc 1,031 106,579
Reckitt Benckiser Group plc 33,113 2,284,910
Rolls-Royce Holdings plc * 20,132 76,791
Sage Group plc (The) 125,322 1,870,909
Tesco plc 274,835 1,018,189
Unilever plc 41,111 1,990,226
Vodafone Group plc 691,568 603,974
26,997,638
—
United States - 4.2%
CSL Ltd. 10,693 2,084,591
Ferguson plc 3,146 602,546
GSK plc 20,352 375,885
Holcim AG 1,641 128,886
Nestle SA (Registered) 27,753 3,217,125
QIAGEN NV * 24,210 1,052,562
Roche Holding AG 7,793 2,265,375
Sanofi SA 10,579 1,051,264
Swiss Re AG 4,603 517,978
11,296,212
—
Zambia - 0.1%
First Quantum Minerals Ltd. (1) 34,886 285,659
TOTAL COMMON STOCKS
(Cost $209,335,985) 252,119,834
PREFERRED STOCKS - 1.4%
Germany - 1.4%
Henkel AG & Co. KGaA
(Preference)
(Cost $3,488,076) 46,595 3,748,197
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Limited Purpose Cash Investment
Fund, 5.37% (1)(c)
(Cost $10,617,164) 10,622,008 10,617,760
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $223,441,225) 266,485,791
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 1,711,284
NET ASSETS - 100.0% 268,197,075
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,829,884 11.1%
Consumer Discretionary 6,174,039 2.3
Consumer Staples 67,009,919 25.0
Energy 10,820,053 4.0
Financials 28,159,498 10.5
Health Care 31,564,314 11.8
Industrials 19,254,673 7.2
Information Technology 31,362,640 11.7
Materials 12,016,669 4.5
Real Estate 3,170,322 1.2
Utilities 16,506,020 6.1
Investment Companies 10,617,760 4.0
Total Investments In Securities
At Value 266,485,791 99.4
Other Assets in Excess of
Liabilities ‡ 1,711,284 0.6
Net Assets
$ 268,197,075 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2023 amounted to $6,547,645, which represents 2.44%
of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at December 31,
2023 amounted to $65,326, which represents 0.02% of net assets of the Fund.
(c) Represents 7-day effective yield as of December 31, 2023.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 83 3/2024 USD $ 9,347,460 $ 155,717
Net value $ 155,717

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 85.5%
Australia - 1.6%
ASX Ltd. (2) 891 38,280
BHP Group Ltd. (2) 6,527 222,992
BlueScope Steel Ltd. (2) 163,467 2,606,067
Dexus, REIT (2) 18,827 98,393
Goodman Group, REIT (2) 25,367 436,740
GPT Group (The), REIT (2) 42,925 135,470
Lendlease Corp. Ltd. (2) 2,927 14,900
Mirvac Group, REIT (2) 95,677 136,113
Qantas Airways Ltd. (2)* 117,508 430,434
Scentre Group, REIT (2) 90,560 184,417
Sonic Healthcare Ltd. (2) 4,799 104,862
South32 Ltd. (2) 294,468 665,981
Stockland, REIT (2) 49,658 150,595
Vicinity Ltd., REIT (2) 97,628 135,616
5,360,860
—
Belgium - 0.5%
Ageas SA/NV (2) 35,175 1,529,076
Solvay SA (2) 1,728 52,961
1,582,037
—
Canada - 1.9%
Agnico Eagle Mines Ltd. 7,604 416,913
Air Canada * 86,460 1,219,529
ARC Resources Ltd. 14,002 207,856
Empire Co. Ltd., Class A 3,329 88,058
Fairfax Financial Holdings Ltd. 234 215,892
Great-West Lifeco, Inc. 1,345 44,520
Imperial Oil Ltd. 14,274 813,103
Manulife Financial Corp. 4,443 98,178
Nutrien Ltd. 6,424 361,912
Parkland Corp. 8,745 281,875
Power Corp. of Canada 7,139 204,141
RioCan, REIT 11,451 160,913
Shopify, Inc., Class A * 16,340 1,272,130
Suncor Energy, Inc. 18,324 587,037
West Fraser Timber Co. Ltd. 1,368 117,034
6,089,091
—
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 141,000 383,030
SITC International Holdings Co.
Ltd. (2) 57,000 98,384
481,414
—
Denmark - 0.8%
AP Moller - Maersk A/S, Class B (2) 591 1,063,814
Danske Bank A/S (2) 49,198 1,315,127
Novo Nordisk A/S, Class B (2) 2,142 221,978
2,600,919
—
Finland - 0.0% †
Nokia OYJ (2) 28,755 97,938
France - 1.8%
BNP Paribas SA (2) 7,460 518,065
Carrefour SA (2) 4,987 91,335
Cie de Saint-Gobain SA (2) 33,762 2,489,857
Credit Agricole SA (2) 11,418 162,326
INVESTMENTS SHARES VALUE ($)
France - 1.8% (continued)
Dassault Aviation SA (2) 2,388 473,135
Engie SA (2) 32,404 570,839
Societe Generale SA (2) 40,140 1,067,938
TotalEnergies SE (2) 2,062 140,214
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 256,875
Worldline SA (2)*(a) 8,709 151,449
5,922,033
—
Germany - 2.5%
Allianz SE (Registered) (2) 2,018 539,293
Bayerische Motoren Werke AG (2) 21,328 2,373,203
Commerzbank AG (2) 27,929 331,958
Daimler Truck Holding AG (2) 3,635 136,545
Deutsche Bank AG (Registered) (2) 153,322 2,093,014
Deutsche Lufthansa AG
(Registered) (2)* 27,854 247,629
E.ON SE (2) 10,502 141,095
Fresenius SE & Co. KGaA (2) 1,365 42,309
Heidelberg Materials AG (2) 1,176 105,120
Mercedes-Benz Group AG (2) 26,073 1,798,981
SAP SE (2) 671 103,281
Talanx AG (2) 1,284 91,761
Telefonica Deutschland Holding
AG (2) 85,350 221,731
8,225,920
—
Hong Kong - 0.2%
CK Infrastructure Holdings Ltd. (2) 2,749 15,213
Hang Lung Properties Ltd. (2) 67,000 93,151
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 180,728
Link, REIT (2) 18,329 102,918
New World Development Co. Ltd.
(2) 95,000 147,299
WH Group Ltd. (2)(a) 384,000 247,988
787,297
—
Italy - 0.8%
Assicurazioni Generali SpA (2) 24,047 508,054
Eni SpA (2) 10,470 177,586
Intesa Sanpaolo SpA (2) 114,325 334,560
UniCredit SpA (2) 61,507 1,674,816
2,695,016
—
Japan - 6.0%
Dai-ichi Life Holdings, Inc. (2) 28,000 593,962
Daito Trust Construction Co. Ltd.
(2) 486 56,253
Daiwa House Industry Co. Ltd. (2) 2,451 74,095
Hikari Tsushin, Inc. (2) 600 99,161
Hitachi Construction Machinery Co.
Ltd. (2) 3,300 86,869
Hulic Co. Ltd. (2) 1,500 15,669
Iida Group Holdings Co. Ltd. (2) 52,800 788,642
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 154,466
Japan Post Bank Co. Ltd. (2) 51,000 519,023
Japan Post Insurance Co. Ltd. (2) 100,000 1,775,063

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 6.0% (continued)
Japan Real Estate Investment
Corp., REIT (2) 30 124,109
JFE Holdings, Inc. (2) 165,900 2,566,674
Kawasaki Kisen Kaisha Ltd. (2) 4,000 171,186
M3, Inc. (2) 7,200 118,817
Mazda Motor Corp. (2) 122,800 1,312,620
McDonald's Holdings Co. Japan
Ltd. (2) 2,000 86,634
Mitsubishi Estate Co. Ltd. (2) 5,764 79,013
Mitsui Fudosan Co. Ltd. (2) 4,598 112,420
Mitsui OSK Lines Ltd. (2) 18,200 581,859
Mizuho Financial Group, Inc. (2) 164,600 2,807,716
Nippon Building Fund, Inc., REIT
(2) 22 95,235
NIPPON EXPRESS HOLDINGS,
Inc. (2) 5,000 283,700
Nippon Steel Corp. (2) 86,900 1,985,124
Nippon Yusen KK (2) 29,700 917,240
Nomura Real Estate Holdings, Inc.
(2) 1,000 26,240
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 136,836
Obayashi Corp. (2) 27,700 239,284
Oji Holdings Corp. (2) 48,500 186,430
Renesas Electronics Corp. (2)* 39,300 702,722
Subaru Corp. (2) 27,900 508,880
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 77,760
Tokyo Electron Ltd. (2) 5,000 888,699
Tokyo Gas Co. Ltd. (2) 16,500 378,488
Tosoh Corp. (2) 51,200 652,699
19,203,588
—
Luxembourg - 0.1%
ArcelorMittal SA (2) 15,942 452,434
Netherlands - 1.7%
ABN AMRO Bank NV, CVA (2)(a) 51,564 775,445
Aegon Ltd. (2) 46,815 272,185
Argenx SE (2)* 184 69,988
ASML Holding NV (2) 768 579,754
BE Semiconductor Industries NV
(2) 810 122,291
ING Groep NV (2) 19,668 294,913
Koninklijke Philips NV (2)* 8,702 203,646
NN Group NV (2) 47,151 1,863,447
Shell plc (2) 38,971 1,275,680
Wolters Kluwer NV (2) 672 95,605
5,552,954
—
Russia - 0.0%
Evraz plc (3)* 77,212 –
Singapore - 0.2%
Grab Holdings Ltd., Class A * 49,406 166,498
Sea Ltd., ADR * 10,467 423,913
Singapore Airlines Ltd. (2) 18,500 91,859
Singapore Exchange Ltd. (2) 4,067 30,256
712,526
—
INVESTMENTS SHARES VALUE ($)
Spain - 1.0%
Banco Santander SA (2) 100,074 418,578
Repsol SA (2) 179,869 2,668,164
Telefonica SA (2) 51,752 202,344
3,289,086
—
Sweden - 0.6%
Investor AB, Class B (2) 8,816 204,441
Skanska AB, Class B (2) 22,936 415,545
SKF AB, Class B (2) 47,673 955,393
Swedbank AB, Class A (2) 15,246 308,238
Volvo Car AB, Class B (2)* 42,004 136,227
2,019,844
—
Switzerland - 0.6%
ABB Ltd. (Registered) (2) 12,654 561,814
Baloise Holding AG (Registered) (2) 3,444 539,979
Novartis AG (Registered) (2) 7,394 746,872
Sandoz Group AG * 2,715 87,353
1,936,018
—
United Kingdom - 4.3%
3i Group plc (2) 9,545 293,791
Aviva plc (2) 38,723 214,271
Barclays plc (2) 506,046 990,872
Barratt Developments plc (2) 46,558 333,519
BP plc (2) 249,982 1,481,911
British American Tobacco plc (2) 15,725 460,101
Centrica plc (2) 1,484,997 2,662,159
CK Hutchison Holdings Ltd. (2) 276,500 1,485,525
DCC plc (2) 2,856 210,147
HSBC Holdings plc (2) 364,934 2,952,304
Rolls-Royce Holdings plc (2)* 443,760 1,692,665
Vodafone Group plc (2) 959,588 838,047
Whitbread plc (2) 5,929 276,038
13,891,350
—
United States - 60.7%
3M Co. 16,520 1,805,966
AbbVie, Inc. 1,130 175,116
Adobe, Inc. * 4,471 2,667,399
Advanced Micro Devices, Inc. * 1,164 171,585
Align Technology, Inc. * 811 222,214
Alphabet, Inc., Class A * 28,048 3,918,025
Alphabet, Inc., Class C * 24,147 3,403,037
Altria Group, Inc. 87,824 3,542,820
Amazon.com, Inc. * 46,213 7,021,603
American International Group, Inc. 8,723 590,983
American Tower Corp., REIT 4,396 949,008
Amgen, Inc. 1,278 368,090
Apple, Inc. 56,399 10,858,498
Applied Materials, Inc. 3,995 647,470
Archer-Daniels-Midland Co. 22,822 1,648,205
AT&T, Inc. 210,771 3,536,737
AvalonBay Communities, Inc., REIT 811 151,835
Bank of America Corp. 73,672 2,480,536
Berkshire Hathaway, Inc., Class B * 6,057 2,160,290
Boeing Co. (The) * 6,579 1,714,882
Booking Holdings, Inc. * 529 1,876,479
Bristol-Myers Squibb Co. 4,123 211,551
Broadcom, Inc. 923 1,030,299

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 60.7% (continued)
Builders FirstSource, Inc. * 1,367 228,207
Caesars Entertainment, Inc. * 14,250 668,040
Cardinal Health, Inc. 12,191 1,228,853
Caterpillar, Inc. 581 171,784
Centene Corp. * 23,960 1,778,072
Chevron Corp. 5,878 876,762
Chubb Ltd. 1,019 230,294
Cigna Group (The) 10,029 3,003,184
Cincinnati Financial Corp. 8,362 865,133
Cisco Systems, Inc. 86,993 4,394,886
Citigroup, Inc. 52,372 2,694,016
Citizens Financial Group, Inc. 19,191 635,990
Cleveland-Cliffs, Inc. * 15,857 323,800
Coca-Cola Co. (The) 32,696 1,926,775
Cognizant Technology Solutions
Corp., Class A 8,837 667,459
Comcast Corp., Class A 36,448 1,598,245
Coterra Energy, Inc. 30,214 771,061
Crowdstrike Holdings, Inc., Class
A * 4,387 1,120,089
Crown Castle, Inc., REIT 1,970 226,924
CVS Health Corp. 52,180 4,120,133
Datadog, Inc., Class A * 5,397 655,088
Dell Technologies, Inc., Class C 34,704 2,654,856
Delta Air Lines, Inc. 36,204 1,456,487
Digital Realty Trust, Inc., REIT 910 122,468
Discover Financial Services 21,630 2,431,212
DocuSign, Inc., Class A * 56,611 3,365,524
Elevance Health, Inc. 908 428,176
EOG Resources, Inc. 5,383 651,074
Equinix, Inc., REIT 222 178,797
Equity Residential, REIT 2,048 125,256
Everest Group Ltd. 3,079 1,088,673
Exact Sciences Corp. * 6,221 460,230
Fidelity National Information
Services, Inc. 21,214 1,274,325
First Citizens BancShares, Inc.,
Class A 134 190,142
Fortinet, Inc. * 17,732 1,037,854
General Dynamics Corp. 5,063 1,314,709
General Electric Co. 14,730 1,879,990
General Motors Co. 58,278 2,093,346
Genuine Parts Co. 4,280 592,780
Gilead Sciences, Inc. 5,790 469,048
Global Payments, Inc. 1,829 232,283
GoDaddy, Inc., Class A * 11,461 1,216,700
Hewlett Packard Enterprise Co. 72,292 1,227,518
Holcim AG (2) 6,161 483,894
Home Depot, Inc. (The) 976 338,233
HubSpot, Inc. * 146 84,759
Humana, Inc. 6,222 2,848,494
Huntington Ingalls Industries, Inc. 4,786 1,242,637
Incyte Corp. * 9,170 575,784
Intel Corp. 1,998 100,400
International Paper Co. 20,479 740,316
Johnson & Johnson 6,787 1,063,794
Johnson Controls International plc 11,157 643,089
JPMorgan Chase & Co. 4,993 849,309
Keurig Dr Pepper, Inc. 14,873 495,568
Kimberly-Clark Corp. 10,773 1,309,027
INVESTMENTS SHARES VALUE ($)
United States - 60.7% (continued)
KLA Corp. 1,227 713,255
Kraft Heinz Co. (The) 52,316 1,934,646
Lam Research Corp. 446 349,334
Las Vegas Sands Corp. 54,005 2,657,586
Lennar Corp., Class A 16,090 2,398,054
Lockheed Martin Corp. 3,296 1,493,879
LyondellBasell Industries NV, Class
A 924 87,854
Marathon Petroleum Corp. 8,373 1,242,218
Match Group, Inc. * 3,866 141,109
McKesson Corp. 1,654 765,769
Meta Platforms, Inc., Class A * 11,301 4,000,102
MetLife, Inc. 6,890 455,636
Microsoft Corp. 24,646 9,267,881
Molson Coors Beverage Co., Class
B 56,467 3,456,345
Mosaic Co. (The) 32,202 1,150,577
Nestle SA (Registered) (2) 3,388 392,737
Netflix, Inc. * 869 423,099
Neurocrine Biosciences, Inc. * 9,271 1,221,547
NVIDIA Corp. 16,596 8,218,671
Okta, Inc., Class A * 6,335 573,508
Oracle Corp. 11,546 1,217,295
Owens Corning 12,360 1,832,123
PACCAR, Inc. 12,842 1,254,021
Paycom Software, Inc. 402 83,101
PayPal Holdings, Inc. * 30,446 1,869,689
Pfizer, Inc. 15,843 456,120
Pioneer Natural Resources Co. 1,196 268,956
PPG Industries, Inc. 709 106,031
Prologis, Inc., REIT 2,980 397,234
Public Storage, REIT 2,484 757,620
PulteGroup, Inc. 21,982 2,268,982
QUALCOMM, Inc. 9,011 1,303,261
Roche Holding AG (2) 524 152,323
Roku, Inc., Class A * 17,876 1,638,514
Salesforce, Inc. * 5,647 1,485,952
ServiceNow, Inc. * 188 132,820
Simon Property Group, Inc., REIT 1,723 245,769
Sirius XM Holdings, Inc. 43,248 236,567
Snowflake, Inc., Class A * 9,596 1,909,604
Splunk, Inc. * 803 122,337
SS&C Technologies Holdings, Inc. 4,109 251,101
Starbucks Corp. 12,093 1,161,049
Stellantis NV (2) 10,244 239,906
Stellantis NV (2) 46,854 1,097,820
Super Micro Computer, Inc. * 4,465 1,269,221
Swiss Re AG (2) 22,579 2,540,826
Synchrony Financial 58,728 2,242,822
Sysco Corp. 1,148 83,953
Tesla, Inc. * 13,140 3,265,027
Truist Financial Corp. 2,778 102,564
Uber Technologies, Inc. * 5,080 312,776
Ulta Beauty, Inc. * 4,277 2,095,687
Valero Energy Corp. 8,151 1,059,630
Veeva Systems, Inc., Class A * 538 103,576
VeriSign, Inc. * 1,832 377,319
Verizon Communications, Inc. 60,448 2,278,890
Vertex Pharmaceuticals, Inc. * 743 302,319
Viatris, Inc. 52,733 571,098

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 60.7% (continued)
Vistra Corp. 19,545 752,873
Walmart, Inc. 11,612 1,830,632
Walt Disney Co. (The) * 970 87,581
Wells Fargo & Co. 9,300 457,746
Welltower, Inc., REIT 3,001 270,600
Workday, Inc., Class A * 2,107 581,658
Zoom Video Communications, Inc.,
Class A * 4,536 326,184
Zscaler, Inc. * 3,326 736,909
197,686,068
—
Zambia - 0.1%
First Quantum Minerals Ltd. 26,645 218,179
TOTAL COMMON STOCKS
(Cost $217,210,058) 278,804,572
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE
(Preference) (2) 865 44,203
Volkswagen AG (Preference) (2) 1,549 190,924
TOTAL PREFERRED STOCKS
(Cost $270,804) 235,127
SHORT-TERM INVESTMENTS - 9.5%
INVESTMENT COMPANIES - 9.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.19% (b)(c) 6,912,908 6,912,908
Limited Purpose Cash Investment
Fund, 5.37% (b) 24,167,718 24,158,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,068,580) 31,070,959
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.1%
(Cost $248,549,442) 310,110,658
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.9% ‡ 16,076,079
NET ASSETS - 100.0% 326,186,737
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 22,947,940 7.0%
Consumer Discretionary 35,624,462 10.9
Consumer Staples 17,508,189 5.4
Energy 12,503,129 3.8
Financials 49,729,159 15.3
Health Care 22,121,315 6.8
Industrials 29,898,432 9.2
Information Technology 64,252,405 19.7
Materials 13,502,995 4.1
Real Estate 6,431,006 2.0
Utilities 4,520,667 1.4
Investment Companies 31,070,959 9.5
Total Investments In Securities
At Value 310,110,658 95.1
Other Assets in Excess of
Liabilities ‡ 16,076,079 4.9
Net Assets
$ 326,186,737 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2023 amounted to $1,174,882, which represents 0.36% of net
assets of the Fund.
(b) Represents 7-day effective yield as of December 31, 2023.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level
3) in accordance with procedures approved by the Board of
Trustees.
Total return swap contracts outstanding as of December 31, 2023 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
January Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 01/19/2024 EUR (16,096,008) $ 83,546

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 03/21/2024 JPY 643,424,593 $ 21,996
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.44%) Monthly JPMC 03/20/2024 EUR (1,898,851) 4,854
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 GBP 1,263,745 37,589
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 03/20/2024 ILS 2,141,424 22,120
Total unrealized appreciation 170,105
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/15/2024 CHF (13,740,440) (11,814)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly JPMC 03/20/2024 AUD (3,489,338) (106,689)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2024 EUR 7,402,092 (15,203)

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.29%) Monthly JPMC 03/20/2024 SEK (35,434,066) $ (130,787)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.51%) Monthly JPMC 03/20/2024 CHF (5,702,645) (10,754)
Total unrealized depreciation (275,247)
Net unrealized depreciation $ (105,142)
Futures contracts outstanding as of December 31, 2023:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 17 1/2024 HKD $ 1,864,916 $ 56,319
MSCI Singapore Index 23 1/2024 SGD 501,390 17,701
FTSE 100 Index 262 3/2024 GBP 25,903,476 232,474
FTSE/MIB Index 176 3/2024 EUR 29,650,419 (137,579)
S&P 500 E-Mini Index 168 3/2024 USD 40,488,001 1,362,000
S&P/TSX 60 Index 8 3/2024 CAD 1,534,010 (2,209)
TOPIX Index 213 3/2024 JPY 35,741,702 193,184
Total of long contracts 1,721,890
Short Contracts
CAC 40 10 Euro Index (71) 1/2024 EUR (5,921,643) 25,762
IBEX 35 Index (1) 1/2024 EUR (111,347) 387
OMXS30 Index (332) 1/2024 SEK (7,904,135) (177,843)
DAX Index (38) 3/2024 EUR (17,737,551) 95,295
SPI 200 Index (215) 3/2024 AUD (27,782,291) (516,537)
Total of short contracts (572,936)
Net value $ 1,148,954
Forward foreign currency exchange contracts outstanding as of December 31, 2023:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,150,999 USD 3,394,540 CITG 3/20/2024 $ 123,822
AUD 5,151,001 USD 3,394,524 JPMC 3/20/2024 123,838
CAD 48,528,699 USD 35,849,845 CITG 3/20/2024 813,024
CAD 48,528,699 USD 35,848,958 JPMC 3/20/2024 813,914
DKK 3,057,000 USD 452,899 CITG 3/20/2024 1,614

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 3,057,000 USD 452,897 JPMC 3/20/2024 $ 1,616
EUR 26,153,813 USD 28,508,991 CITG 3/20/2024 453,498
EUR 26,153,814 USD 28,508,850 JPMC 3/20/2024 453,641
GBP 13,676,497 USD 17,308,418 CITG 3/20/2024 130,990
GBP 13,676,500 USD 17,308,335 JPMC 3/20/2024 131,076
HKD 491,500 USD 63,017 CITG 3/20/2024 40
HKD 491,500 USD 63,017 JPMC 3/20/2024 40
ILS 1,103,499 USD 298,557 CITG 3/20/2024 6,944
ILS 1,103,500 USD 298,556 JPMC 3/20/2024 6,946
NOK 231,635,000 USD 21,637,921 CITG 3/20/2024 1,200,272
NOK 231,635,001 USD 21,637,813 JPMC 3/20/2024 1,200,379
NZD 1,282,001 USD 800,186 CITG 3/20/2024 10,392
NZD 1,281,999 USD 800,181 JPMC 3/20/2024 10,396
SGD 590,746 USD 444,721 CITG 3/20/2024 4,502
SGD 590,746 USD 444,719 JPMC 3/20/2024 4,503
USD 9,880,558 CHF 8,202,500 CITG 3/20/2024 49,577
USD 9,880,607 CHF 8,202,500 JPMC 3/20/2024 49,626
USD 675 DKK 4,500 CITG 3/20/2024 6
USD 675 DKK 4,500 JPMC 3/20/2024 6
USD 703,123 EUR 634,500 CITG 3/20/2024 483
USD 703,126 EUR 634,500 JPMC 3/20/2024 487
USD 9,976,277 GBP 7,800,500 CITG 3/20/2024 29,570
USD 9,976,327 GBP 7,800,500 JPMC 3/20/2024 29,621
USD 430,286 HKD 3,352,000 CITG 3/20/2024 249
USD 430,288 HKD 3,352,000 JPMC 3/20/2024 252
USD 6,106 ILS 22,000 CITG 3/20/2024 16
USD 6,106 ILS 22,000 JPMC 3/20/2024 16
JPY 3,615,564,500 USD 25,309,281 CITG 3/21/2024 650,169
JPY 3,615,564,500 USD 25,309,154 JPMC 3/21/2024 650,295
Total unrealized appreciation 6,951,820
AUD 1,987,000 USD 1,365,038 CITG 3/20/2024 (7,829)
AUD 1,987,000 USD 1,365,032 JPMC 3/20/2024 (7,822)
DKK 151,000 USD 22,471 CITG 3/20/2024 (20)
DKK 151,000 USD 22,471 JPMC 3/20/2024 (20)
GBP 2,739,501 USD 3,502,873 CITG 3/20/2024 (9,633)
GBP 2,739,499 USD 3,502,852 JPMC 3/20/2024 (9,616)
HKD 80,500 USD 10,328 CITG 3/20/2024 –
HKD 80,500 USD 10,328 JPMC 3/20/2024 –
ILS 12,000 USD 3,331 CITG 3/20/2024 (9)
ILS 12,000 USD 3,331 JPMC 3/20/2024 (9)
SGD 16,500 USD 12,560 CITG 3/20/2024 (12)
SGD 16,500 USD 12,560 JPMC 3/20/2024 (12)
USD 8,528,109 AUD 12,810,468 CITG 3/20/2024 (222,011)
USD 8,528,152 AUD 12,810,469 JPMC 3/20/2024 (221,968)
USD 23,324,332 CHF 20,181,500 CITG 3/20/2024 (863,895)
USD 23,324,449 CHF 20,181,500 JPMC 3/20/2024 (863,778)
USD 301,383 DKK 2,051,500 CITG 3/20/2024 (3,633)
USD 301,385 DKK 2,051,500 JPMC 3/20/2024 (3,631)
USD 23,330,433 EUR 21,460,999 CITG 3/20/2024 (435,277)
USD 23,330,552 EUR 21,461,001 JPMC 3/20/2024 (435,161)
USD 7,122,528 GBP 5,669,500 CITG 3/20/2024 (106,861)
USD 7,122,563 GBP 5,669,500 JPMC 3/20/2024 (106,826)
USD 69,508 HKD 542,000 CITG 3/20/2024 (26)
USD 69,509 HKD 542,000 JPMC 3/20/2024 (26)
USD 1,625 ILS 6,000 CITG 3/20/2024 (36)
USD 1,625 ILS 6,000 JPMC 3/20/2024 (36)
USD 1,876,151 NOK 19,500,000 CITG 3/20/2024 (46,463)
USD 1,876,161 NOK 19,500,000 JPMC 3/20/2024 (46,454)

AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2023 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 25,683,028 NZD 41,738,500 CITG 3/20/2024 $ (707,212)
USD 25,683,156 NZD 41,738,499 JPMC 3/20/2024 (707,084)
USD 12,416,608 SEK 128,356,501 CITG 3/20/2024 (348,489)
USD 12,416,670 SEK 128,356,500 JPMC 3/20/2024 (348,427)
USD 211,417 SGD 280,000 CITG 3/20/2024 (1,504)
USD 211,418 SGD 280,000 JPMC 3/20/2024 (1,503)
USD 1,001,691 JPY 140,000,000 CITG 3/21/2024 (3,498)
USD 1,001,696 JPY 140,000,000 JPMC 3/21/2024 (3,493)
Total unrealized depreciation (5,512,274)
Net unrealized appreciation $ 1,439,546

Schedule of Investments
AQR Funds | N-PORT Part F | December 2023
See notes to Schedule of Investments.
December 31, 2023 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.02%
Australian Bank-Bill Reference Rate (“BBR”): 4.31%
Euro Short-Term Rate ("ESTR"): 3.88%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.70%
Tel Aviv Interbank Offer Rate ("TELBOR"): 4.60%
Tokyo Overnight Average Rate (“TONAR”): -0.04%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2023
December 31, 2023 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 985,484,270 $ – $ – $ 985,484,270
Short-Term Investments ........................... 70,076,001 – – 70,076,001
Futures Contracts* ............................... 128,819 – – 128,819
Total Assets $ 1,055,689,090 $ – $ – $ 1,055,689,090
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 99,550,209 $ – $ 2,663 $ 99,552,872
Short-Term Investments ........................... 5,466,457 – – 5,466,457
Futures Contracts* ............................... 21,532 – – 21,532
Total Assets $ 105,038,198 $ – $ 2,663 $ 105,040,861
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 61,349,215 $ 432,230,756 $ – $ 493,579,971
Short-Term Investments ........................... 28,564,548 – – 28,564,548
Futures Contracts* ............................... 506,766 – – 506,766
Total Assets $ 90,420,529 $ 432,230,756 $ – $ 522,651,285

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2023
December 31, 2023 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 80,803,001 $ 363,579,769 $ –
(a)
$ 444,382,770
Preferred Stocks
†
................................ – 10,333,816 – 10,333,816
Short-Term Investments ........................... 7,490,251 – – 7,490,251
Total Assets $ 88,293,252 $ 373,913,585 $ –
(a)
$ 462,206,837
LIABILITIES
Futures Contracts* ............................... $ (23,268) $ – $ – $ (23,268)
Total Liabilities $ (23,268) $ – $ – $ (23,268)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 610,107,122 $ – $ – $ 610,107,122
Short-Term Investments ........................... 25,095,884 – – 25,095,884
Futures Contracts* ............................... 48,642 – – 48,642
Total Assets $ 635,251,648 $ – $ – $ 635,251,648
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 150,031,935 $ – $ 59,417 $ 150,091,352
Short-Term Investments ........................... 3,820,420 – – 3,820,420
Futures Contracts* ............................... 31,039 – – 31,039
Total Assets $ 153,883,394 $ – $ 59,417 $ 153,942,811
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 18,172,619 $ 185,049,709 $ – $ 203,222,328
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 9,229,046 – – 9,229,046
Futures Contracts* ............................... 143,317 – – 143,317
Total Assets $ 27,544,982 $ 185,049,709 $ –
(a)
$ 212,594,691
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 2,701,901,928 $ – $ – $ 2,701,901,928
Short-Term Investments ........................... 77,057,758 – – 77,057,758
Futures Contracts* ............................... 2,278,164 – – 2,278,164
Total Assets $ 2,781,237,850 $ – $ – $ 2,781,237,850
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 38,027,559 $ 214,092,275 $ – $ 252,119,834
Preferred Stocks
†
................................ – 3,748,197 – 3,748,197
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 10,617,760 – – 10,617,760
Futures Contracts* ............................... 155,717 – – 155,717
Total Assets $ 48,801,036 $ 217,840,472 $ –
(a)
$ 266,641,508
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 199,763,596 $ 79,040,976 $ –
(a)
$ 278,804,572
Preferred Stocks
†
................................ – 235,127 – 235,127
Short-Term Investments ........................... 31,070,959 – – 31,070,959
Total Return Swap Contracts* ....................... – 170,105 – 170,105
Futures Contracts* ............................... 1,983,122 – – 1,983,122
Forward Foreign Currency Exchange Contracts* ........ – 6,951,820 – 6,951,820
Total Assets $ 232,817,677 $ 86,398,028 $ –
(a)
$ 319,215,705

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2023
December 31, 2023 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts* ....................... $ – $ (275,247) $ – $ (275,247)
Futures Contracts* ............................... (834,168) – – $ (834,168)
Forward Foreign Currency Exchange Contracts* ........ $ – $ (5,512,274) $ – (5,512,274)
Total Liabilities $ (834,168) $ (5,787,521) $ – $ (6,621,689)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.